UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07121

Putnam Asset Allocation Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)

Putnam Dynamic Asset Allocation Balanced Fund
Class A [PABAX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$95	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Putnam Dynamic Asset Allocation Balanced Fund returned 11.91%. The Fund compares its performance to the Russell 3000 Index and the Putnam Balanced Blended Benchmark†, which returned 17.41% and 11.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-ATSA-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	11.91	9.79	8.56
Class A (with sales charge)	5.48	8.50	7.92
Russell 3000 Index	17.41	15.74	14.71
Putnam Balanced Blended Benchmark†	11.62	9.13	9.26
†	The Putnam Balanced Blended Benchmark is comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,334,863,119
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,125
Total Management Fee Paid	$10,896,225
Portfolio Turnover Rate	158%
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 2	38954-ATSA-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 3	38954-ATSA-1125

Putnam Dynamic Asset Allocation Balanced Fund
Class C [AABCX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$174	1.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Putnam Dynamic Asset Allocation Balanced Fund returned 11.11%. The Fund compares its performance to the Russell 3000 Index and the Putnam Balanced Blended Benchmark†, which returned 17.41% and 11.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-ATSC-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	11.11	8.96	7.91
Class C (with sales charge)	10.11	8.96	7.91
Russell 3000 Index	17.41	15.74	14.71
Putnam Balanced Blended Benchmark†	11.62	9.13	9.26
†	The Putnam Balanced Blended Benchmark is comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,334,863,119
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,125
Total Management Fee Paid	$10,896,225
Portfolio Turnover Rate	158%
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 2	38954-ATSC-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 3	38954-ATSC-1125

Putnam Dynamic Asset Allocation Balanced Fund
Class P
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$58	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class P shares of Putnam Dynamic Asset Allocation Balanced Fund returned 12.30%. The Fund compares its performance to the Russell 3000 Index and the Putnam Balanced Blended Benchmark†, which returned 17.41% and 11.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-ATSP-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class P 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class P	12.30	10.19	8.96
Russell 3000 Index	17.41	15.74	14.71
Putnam Balanced Blended Benchmark†	11.62	9.13	9.26
†	The Putnam Balanced Blended Benchmark is comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class P shares on 8/31/2016. Returns for periods before 8/31/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,334,863,119
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,125
Total Management Fee Paid	$10,896,225
Portfolio Turnover Rate	158%
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 2	38954-ATSP-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 3	38954-ATSP-1125

Putnam Dynamic Asset Allocation Balanced Fund
Class R [PAARX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$122	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of Putnam Dynamic Asset Allocation Balanced Fund returned 11.63%. The Fund compares its performance to the Russell 3000 Index and the Putnam Balanced Blended Benchmark†, which returned 17.41% and 11.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	11.63	9.51	8.29
Russell 3000 Index	17.41	15.74	14.71
Putnam Balanced Blended Benchmark†	11.62	9.13	9.26
†	The Putnam Balanced Blended Benchmark is comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,334,863,119
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,125
Total Management Fee Paid	$10,896,225
Portfolio Turnover Rate	158%
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 2	38954-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 3	38954-ATSR-1125

Putnam Dynamic Asset Allocation Balanced Fund
Class R5 [PAADX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$73	0.69%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R5 shares of Putnam Dynamic Asset Allocation Balanced Fund returned 12.15%. The Fund compares its performance to the Russell 3000 Index and the Putnam Balanced Blended Benchmark†, which returned 17.41% and 11.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-ATSR5-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R5	12.15	10.04	8.82
Russell 3000 Index	17.41	15.74	14.71
Putnam Balanced Blended Benchmark†	11.62	9.13	9.26
†	The Putnam Balanced Blended Benchmark is comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,334,863,119
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,125
Total Management Fee Paid	$10,896,225
Portfolio Turnover Rate	158%
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 2	38954-ATSR5-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 3	38954-ATSR5-1125

Putnam Dynamic Asset Allocation Balanced Fund
Class R6 [PAAEX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$63	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Putnam Dynamic Asset Allocation Balanced Fund returned 12.22%. The Fund compares its performance to the Russell 3000 Index and the Putnam Balanced Blended Benchmark†, which returned 17.41% and 11.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-ATSR6-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	12.22	10.14	8.92
Russell 3000 Index	17.41	15.74	14.71
Putnam Balanced Blended Benchmark†	11.62	9.13	9.26
†	The Putnam Balanced Blended Benchmark is comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,334,863,119
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,125
Total Management Fee Paid	$10,896,225
Portfolio Turnover Rate	158%
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 2	38954-ATSR6-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 3	38954-ATSR6-1125

Putnam Dynamic Asset Allocation Balanced Fund
Class Y [PABYX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$69	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class Y shares of Putnam Dynamic Asset Allocation Balanced Fund returned 12.18%. The Fund compares its performance to the Russell 3000 Index and the Putnam Balanced Blended Benchmark†, which returned 17.41% and 11.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-ATSY-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class Y	12.18	10.06	8.83
Russell 3000 Index	17.41	15.74	14.71
Putnam Balanced Blended Benchmark†	11.62	9.13	9.26
†	The Putnam Balanced Blended Benchmark is comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,334,863,119
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,125
Total Management Fee Paid	$10,896,225
Portfolio Turnover Rate	158%
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 2	38954-ATSY-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 3	38954-ATSY-1125

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending September 30, 2024 and September 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $432,816 in September 30, 2024 and $344,200 in September 30, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in September 30, 2024 and $0 in September 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $68,435 in September 30, 2024 and $76,978 in September 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in September 30, 2024 and $0 in September 30, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $960,797 in September 30, 2024 and $583,796 in September 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Dynamic Asset
Allocation Balanced
Fund
Financial Statements and Other Important Information
Annual | September 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Consolidated Financial Highlights and Consolidated Schedule of Investments 2
Consolidated Financial Statements 76
Notes to Consolidated Financial Statements 81
Report of Independent Registered Public Accounting Firm 100
Tax Information 101
Changes In and Disagreements with Accountants 102
Results of Meeting(s) of Shareholders 102
Remuneration Paid to Directors, Officers and Others 102
Board Approval of Management and Subadvisory Agreements 102

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Balanced Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.49 $14.13 $13.31 $17.92 $15.34
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.28 0.25 0.21 0.18
Net realized and unrealized gains (losses) ........... 1.59 3.61 1.43 (2.88) 2.67
Total from investment operations .................... 1.86 3.89 1.68 (2.67) 2.85
Less distributions from:
Net investment income .......................... (0.46) (0.30) (0.23) (0.18) (0.17)
Net realized gains ............................. (1.40) (0.23) (0.63) (1.76) (0.10)
Total distributions ............................... (1.86) (0.53) (0.86) (1.94) (0.27)
Net asset value, end of year ....................... $17.49 $17.49 $14.13 $13.31 $17.92
Total return
c
................................... 11.91% 28.00% 12.88% (16.86)% 18.66%
Ratios to average net assets
Expenses
d
.................................... 0.90%
e
0.93% 0.96% 0.94% 0.94%
Net investment income ........................... 1.62% 1.75% 1.76% 1.32% 1.07%
Supplemental data
Net assets, end of year (000’s) ..................... $1,448,924 $1,391,066 $1,174,330 $1,120,970 $1,438,004
Portfolio turnover rate ............................ 158% 222% 302% 257% 253%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Balanced Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.83 $13.62 $12.86 $17.37 $14.88
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.15 0.14 0.09 0.05
Net realized and unrealized gains (losses) ........... 1.53 3.47 1.37 (2.78) 2.59
Total from investment operations .................... 1.67 3.62 1.51 (2.69) 2.64
Less distributions from:
Net investment income .......................... (0.39) (0.18) (0.12) (0.06) (0.05)
Net realized gains ............................. (1.40) (0.23) (0.63) (1.76) (0.10)
Total distributions ............................... (1.79) (0.41) (0.75) (1.82) (0.15)
Net asset value, end of year ....................... $16.71 $16.83 $13.62 $12.86 $17.37
Total return
c
................................... 11.11% 26.98% 11.99% (17.47)% 17.76%
Ratios to average net assets
Expenses
d
.................................... 1.65%
e
1.68% 1.71% 1.69% 1.69%
Net investment income ........................... 0.87% 0.98% 1.01% 0.56% 0.33%
Supplemental data
Net assets, end of year (000’s) ..................... $96,181 $113,561 $124,595 $151,985 $224,072
Portfolio turnover rate ............................ 158% 222% 302% 257% 253%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Balanced Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class P
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.55 $14.17 $13.34 $17.97 $15.38
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.34 0.27 0.27 0.25
Net realized and unrealized gains (losses) ........... 1.60 3.63 1.47 (2.90) 2.68
Total from investment operations .................... 1.93 3.97 1.74 (2.63) 2.93
Less distributions from:
Net investment income .......................... (0.50) (0.36) (0.28) (0.24) (0.24)
Net realized gains ............................. (1.40) (0.23) (0.63) (1.76) (0.10)
Total distributions ............................... (1.90) (0.59) (0.91) (2.00) (0.34)
Net asset value, end of year ....................... $17.58 $17.55 $14.17 $13.34 $17.97
Total return .................................... 12.30% 28.51% 13.33% (16.61)% 19.12%
Ratios to average net assets
Expenses
c
..................................... 0.55%
d
0.57% 0.59% 0.57% 0.56%
Net investment income ........................... 1.96% 2.13% 1.92% 1.70% 1.45%
Supplemental data
Net assets, end of year (000’s) ..................... $71,290 $48,119 $23,789 $265,860 $288,282
Portfolio turnover rate ............................ 158% 222% 302% 257% 253%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Balanced Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.30 $13.98 $13.18 $17.76 $15.20
Income from investment operations
a
:
Net investment income
b
......................... 0.22 0.23 0.21 0.17 0.14
Net realized and unrealized gains (losses) ........... 1.58 3.58 1.41 (2.85) 2.65
Total from investment operations .................... 1.80 3.81 1.62 (2.68) 2.79
Less distributions from:
Net investment income .......................... (0.44) (0.26) (0.19) (0.14) (0.13)
Net realized gains ............................. (1.40) (0.23) (0.63) (1.76) (0.10)
Total distributions ............................... (1.84) (0.49) (0.82) (1.90) (0.23)
Net asset value, end of year ....................... $17.26 $17.30 $13.98 $13.18 $17.76
Total return .................................... 11.63% 27.67% 12.57% (17.06)% 18.39%
Ratios to average net assets
Expenses
c
..................................... 1.15%
d
1.18% 1.21% 1.19% 1.19%
Net investment income ........................... 1.37% 1.49% 1.51% 1.07% 0.82%
Supplemental data
Net assets, end of year (000’s) ..................... $14,624 $12,751 $13,993 $15,388 $20,763
Portfolio turnover rate ............................ 158% 222% 302% 257% 253%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Balanced Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.63 $14.24 $13.34 $17.97 $15.38
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.33 0.27 0.24 0.23
Net realized and unrealized gains (losses) ........... 1.62 3.63 1.46 (2.89) 2.67
Total from investment operations .................... 1.92 3.96 1.73 (2.65) 2.90
Less distributions from:
Net investment income .......................... (0.49) (0.34) (0.20) (0.22) (0.21)
Net realized gains ............................. (1.40) (0.23) (0.63) (1.76) (0.10)
Total distributions ............................... (1.89) (0.57) (0.83) (1.98) (0.31)
Net asset value, end of year ....................... $17.66 $17.63 $14.24 $13.34 $17.97
Total return .................................... 12.15% 28.29% 13.22% (16.73)% 18.95%
Ratios to average net assets
Expenses
c
..................................... 0.69%
d
0.71% 0.73% 0.71% 0.70%
Net investment income ........................... 1.82% 1.99% 1.89% 1.54% 1.31%
Supplemental data
Net assets, end of year (000’s) ..................... $168 $57 $15 $7,691 $10,957
Portfolio turnover rate ............................ 158% 222% 302% 257% 253%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Balanced Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.54 $14.17 $13.34 $17.96 $15.37
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.33 0.30 0.26 0.24
Net realized and unrealized gains (losses) ........... 1.60 3.62 1.44 (2.89) 2.68
Total from investment operations .................... 1.92 3.95 1.74 (2.63) 2.92
Less distributions from:
Net investment income .......................... (0.50) (0.35) (0.28) (0.23) (0.23)
Net realized gains ............................. (1.40) (0.23) (0.63) (1.76) (0.10)
Total distributions ............................... (1.90) (0.58) (0.91) (1.99) (0.33)
Net asset value, end of year ....................... $17.56 $17.54 $14.17 $13.34 $17.96
Total return .................................... 12.22% 28.39% 13.30% (16.60)% 19.08%
Ratios to average net assets
Expenses
c
..................................... 0.59%
d
0.61% 0.63% 0.61% 0.60%
Net investment income ........................... 1.92% 2.06% 2.09% 1.64% 1.41%
Supplemental data
Net assets, end of year (000’s) ..................... $247,476 $250,354 $218,868 $230,311 $332,275
Portfolio turnover rate ............................ 158% 222% 302% 257% 253%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Balanced Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.54 $14.17 $13.34 $17.97 $15.37
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.32 0.28 0.25 0.23
Net realized and unrealized gains (losses) ........... 1.60 3.62 1.44 (2.90) 2.69
Total from investment operations .................... 1.91 3.94 1.72 (2.65) 2.92
Less distributions from:
Net investment income .......................... (0.49) (0.34) (0.26) (0.22) (0.22)
Net realized gains ............................. (1.40) (0.23) (0.63) (1.76) (0.10)
Total distributions ............................... (1.89) (0.57) (0.89) (1.98) (0.32)
Net asset value, end of year ....................... $17.56 $17.54 $14.17 $13.34 $17.97
Total return .................................... 12.18% 28.30% 13.20% (16.72)% 19.04%
Ratios to average net assets
Expenses
c
..................................... 0.65%
d
0.68% 0.71% 0.69% 0.69%
Net investment income ........................... 1.87% 2.00% 2.01% 1.56% 1.32%
Supplemental data
Net assets, end of year (000’s) ..................... $456,200 $311,818 $228,740 $275,861 $387,168
Portfolio turnover rate ............................ 158% 222% 302% 257% 253%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Balanced Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments, September 30, 2025
Putnam Dynamic Asset Allocation Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 74.4%
Aerospace & Defense 1.9%
a
AeroVironment, Inc. ................................. United States 588 $ 185,155
Airbus SE ......................................... France 21,692 5,065,646
a
Astronics Corp. ..................................... United States 4,524 206,339
a
Axon Enterprise, Inc. ................................. United States 461 330,832
a
Boeing Co. (The) ................................... United States 3,396 732,959
Curtiss-Wright Corp. ................................. United States 1,503 816,039
General Dynamics Corp. .............................. United States 5,112 1,743,192
General Electric Co. ................................. United States 21,485 6,463,118
Leonardo DRS, Inc. ................................. United States 17,587 798,450
Lockheed Martin Corp. ............................... United States 21,820 10,892,762
Moog, Inc., A ....................................... United States 381 79,122
Northrop Grumman Corp. ............................. United States 8,791 5,356,532
RTX Corp. ........................................ United States 39,994 6,692,196
Thales SA ......................................... France 11,299 3,571,775
TransDigm Group, Inc. ............................... United States 1,611 2,123,330
a
V2X, Inc. .......................................... United States 2,974 172,760
45,230,207
Air Freight & Logistics 0.3%
Expeditors International of Washington, Inc. ............... United States 6,034 739,708
FedEx Corp. ....................................... United States 20,807 4,906,499
Hub Group, Inc., A ................................... United States 5,412 186,389
United Parcel Service, Inc., B .......................... United States 9,069 757,534
6,590,130
Automobile Components 0.2%
a
Adient plc ......................................... United States 8,176 196,878
Aisin Corp. ........................................ Japan 66,300 1,145,011
a
American Axle & Manufacturing Holdings, Inc. .............. United States 44,056 264,777
BorgWarner, Inc. .................................... United States 17,505 769,520
Dana, Inc. ......................................... United States 22,656 454,026
a
Dorman Products, Inc. ............................... United States 514 80,122
a
Gentherm, Inc. ..................................... United States 2,401 81,778
Visteon Corp. ...................................... United States 3,883 465,416
3,457,528
Automobiles 1.8%
General Motors Co. .................................. United States 102,538 6,251,742
Stellantis NV ....................................... United States 29,439 273,240
Subaru Corp. ...................................... Japan 26,500 540,052
a
Tesla, Inc. ......................................... United States 77,555 34,490,259
Toyota Motor Corp. .................................. Japan 17,800 341,875
41,897,168
Banks 3.9%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 311,677 1,850,189
AIB Group plc ...................................... Ireland 82,840 755,231
Amalgamated Financial Corp. .......................... United States 5,467 148,429
Ameris Bancorp .................................... United States 1,131 82,914
Associated Banc-Corp. ............................... United States 3,246 83,455
a
Axos Financial, Inc. .................................. United States 5,602 474,209
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 68,493 1,319,835
Banco de Sabadell SA ............................... Spain 95,368 372,241
Banco Santander SA ................................. Spain 289,129 3,034,212
Bank Hapoalim BM .................................. Israel 56,176 1,141,900
Bank Leumi Le-Israel BM ............................. Israel 87,222 1,718,500
Bank of America Corp. ............................... United States 192,284 9,919,932

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Bank of NT Butterfield & Son Ltd. (The) ................... United States 4,140 $ 177,689
Banner Corp. ...................................... United States 1,221 79,976
Barclays plc ....................................... United Kingdom 377,959 1,944,722
Beacon Financial Corp. ............................... United States 3,878 91,947
BNP Paribas SA .................................... France 25,279 2,312,088
BOC Hong Kong Holdings Ltd. ......................... China 42,000 196,761
Cathay General Bancorp .............................. United States 9,136 438,619
Central Pacific Financial Corp. ......................... United States 4,892 148,423
Citigroup, Inc. ...................................... United States 234,263 23,777,694
Citizens Financial Group, Inc. .......................... United States 14,763 784,801
Commonwealth Bank of Australia ....................... Australia 711 78,518
Credit Agricole SA ................................... France 20,422 402,438
a
Customers Bancorp, Inc. .............................. United States 6,249 408,497
Enterprise Financial Services Corp. ...................... United States 4,270 247,575
Erste Group Bank AG ................................ Austria 13,589 1,335,833
FB Financial Corp. .................................. United States 1,467 81,771
Financial Institutions, Inc. ............................. United States 2,692 73,222
First Bancorp ...................................... United States 21,877 482,388
First Financial Corp. ................................. United States 1,508 85,112
First Horizon Corp. .................................. United States 33,712 762,228
First Merchants Corp. ................................ United States 1,001 37,738
Hancock Whitney Corp. ............................... United States 8,235 515,593
Hanmi Financial Corp. ................................ United States 5,260 129,869
Heritage Commerce Corp. ............................. United States 7,691 76,372
Hilltop Holdings, Inc. ................................. United States 9,385 313,647
Hope Bancorp, Inc. .................................. United States 11,221 120,850
Horizon Bancorp, Inc. ................................ United States 4,942 79,121
HSBC Holdings plc .................................. United Kingdom 228,935 3,230,987
Independent Bank Corp. .............................. United States 2,456 76,075
Intesa Sanpaolo SpA ................................. Italy 169,217 1,120,077
JPMorgan Chase & Co. ............................... United States 15,996 5,045,618
Lloyds Banking Group plc ............................. United Kingdom 1,848,034 2,091,208
Mercantile Bank Corp. ................................ United States 1,620 72,900
Metropolitan Bank Holding Corp. ........................ United States 1,158 86,642
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 259,700 4,189,319
National Bank Holdings Corp., A ........................ United States 2,160 83,462
National Bank of Greece SA ........................... Greece 112,139 1,632,906
NatWest Group plc .................................. United Kingdom 220,908 1,560,351
Northrim BanCorp, Inc. ............................... United States 3,792 82,135
Northwest Bancshares, Inc. ............................ United States 6,596 81,724
OceanFirst Financial Corp. ............................ United States 6,209 109,092
OFG Bancorp ...................................... United States 5,896 256,417
Origin Bancorp, Inc. ................................. United States 2,278 78,637
Pathward Financial, Inc. .............................. United States 4,627 342,444
PNC Financial Services Group, Inc. (The) ................. United States 26,394 5,303,346
Popular, Inc. ....................................... United States 6,196 786,954
Preferred Bank ..................................... United States 2,319 209,614
Shore Bancshares, Inc. ............................... United States 3,299 54,137
Simmons First National Corp., A ........................ United States 10,209 195,707
Sumitomo Mitsui Financial Group, Inc. .................... Japan 64,200 1,806,131
a
Third Coast Bancshares, Inc. .......................... United States 2,185 82,964
Towne Bank ....................................... United States 2,321 80,237
Trustmark Corp. .................................... United States 7,772 307,771
UniCredit SpA ...................................... Italy 25,715 1,956,786
Univest Financial Corp. ............................... United States 3,164 94,983
US Bancorp ....................................... United States 15,570 752,498
Valley National Bancorp .............................. United States 7,542 79,945
Veritex Holdings, Inc. ................................ United States 11,120 372,854

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Webster Financial Corp. .............................. United States 12,598 $ 748,825
Wells Fargo & Co. ................................... United States 11,899 997,374
Westamerica BanCorp ............................... United States 1,668 83,383
WSFS Financial Corp. ................................ United States 1,474 79,493
Zions Bancorp NA ................................... United States 13,095 740,915
90,958,450
Beverages 0.6%
a
Boston Beer Co., Inc. (The), A .......................... United States 3,356 709,526
Carlsberg A/S, B .................................... Denmark 1,702 198,109
Coca-Cola Co. (The) ................................. United States 116,291 7,712,419
Coca-Cola Consolidated, Inc. .......................... United States 6,374 746,778
Coca-Cola Europacific Partners plc ...................... United Kingdom 14,684 1,327,580
Coca-Cola HBC AG ................................. Italy 17,977 848,130
Keurig Dr Pepper, Inc. ................................ United States 28,093 716,652
a
Monster Beverage Corp. .............................. United States 13,461 906,060
PepsiCo, Inc. ...................................... United States 5,390 756,972
13,922,226
Biotechnology 1.7%
AbbVie, Inc. ....................................... United States 49,498 11,460,767
a
ACADIA Pharmaceuticals, Inc. ......................... United States 19,671 419,779
a
ADMA Biologics, Inc. ................................. United States 4,959 72,699
a
Akero Therapeutics, Inc. .............................. United States 8,919 423,474
a
Alkermes plc ....................................... United States 16,966 508,980
a
Alnylam Pharmaceuticals, Inc. .......................... United States 1,663 758,328
Amgen, Inc. ....................................... United States 2,767 780,847
a
Arcturus Therapeutics Holdings, Inc. ..................... United States 6,359 117,196
a
Arrowhead Pharmaceuticals, Inc. ....................... United States 2,876 99,193
a
BioCryst Pharmaceuticals, Inc. ......................... United States 50,222 381,185
a
CareDx, Inc. ....................................... United States 5,569 80,973
a
Catalyst Pharmaceuticals, Inc. ......................... United States 4,831 95,171
a
Exelixis, Inc. ....................................... United States 81,247 3,355,501
a
Genmab A/S ....................................... Denmark 2,406 742,367
a
Incyte Corp. ....................................... United States 54,313 4,606,286
a
Inhibrx Biosciences, Inc. .............................. United States 3,241 109,157
a
Keros Therapeutics, Inc. .............................. United States 11,364 179,778
a
Kura Oncology, Inc. .................................. United States 33,264 294,386
a
MiMedx Group, Inc. .................................. United States 11,349 79,216
a
Mineralys Therapeutics, Inc. ........................... United States 5,435 206,095
a
Natera, Inc. ........................................ United States 4,540 730,804
a
Neurocrine Biosciences, Inc. ........................... United States 29,443 4,133,208
a
Precigen, Inc. ...................................... United States 111,870 368,052
a
Protagonist Therapeutics, Inc. .......................... United States 7,590 504,204
a
Prothena Corp. plc .................................. Ireland 11,527 112,504
a
PTC Therapeutics, Inc. ............................... United States 7,684 471,567
a
Puma Biotechnology, Inc. ............................. United States 17,310 91,916
Regeneron Pharmaceuticals, Inc. ....................... United States 9,416 5,294,334
a
Relay Therapeutics, Inc. .............................. United States 56,009 292,367
a
Replimune Group, Inc. ............................... United States 15,198 63,680
a
Rhythm Pharmaceuticals, Inc. .......................... United States 5,317 536,964
a
Rigel Pharmaceuticals, Inc. ............................ United States 2,136 60,513
a
Scholar Rock Holding Corp. ........................... United States 2,374 88,408
a
Stoke Therapeutics, Inc. .............................. United States 12,899 303,127
a
Tango Therapeutics, Inc. .............................. United States 11,253 94,525
a
Travere Therapeutics, Inc. ............................. United States 4,645 111,016
a
Vertex Pharmaceuticals, Inc. ........................... United States 1,990 779,364
a
Vir Biotechnology, Inc. ................................ United States 39,548 225,819

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Zymeworks, Inc. .................................... United States 5,662 $ 96,707
39,130,457
Broadline Retail 2.7%
Alibaba Group Holding Ltd. ............................ China 49,900 1,115,969
a
Amazon.com, Inc. ................................... United States 259,636 57,008,277
eBay, Inc. ......................................... United States 9,886 899,132
a
Etsy, Inc. .......................................... United States 12,979 861,676
Next plc .......................................... United Kingdom 2,096 349,411
Prosus NV ........................................ China 34,268 2,423,263
Ryohin Keikaku Co. Ltd. .............................. Japan 32,800 652,627
63,310,355
Building Products 0.6%
Allegion plc ........................................ United States 4,457 790,449
Apogee Enterprises, Inc. .............................. United States 4,275 186,262
Cie de Saint-Gobain SA .............................. France 31,093 3,368,975
a
Gibraltar Industries, Inc. .............................. United States 1,259 79,065
Johnson Controls International plc ....................... United States 44,049 4,843,188
Owens Corning ..................................... United States 5,175 732,055
a
Resideo Technologies, Inc. ............................ United States 5,099 220,175
Trane Technologies plc ............................... United States 8,343 3,520,412
UFP Industries, Inc. .................................. United States 4,226 395,089
14,135,670
Capital Markets 2.8%
3i Group plc ....................................... United Kingdom 31,857 1,756,053
Allfunds Group plc ................................... United Kingdom 71,243 531,770
Ameriprise Financial, Inc. ............................. United States 1,445 709,856
Bank of New York Mellon Corp. (The) .................... United States 7,607 828,859
BlackRock, Inc. ..................................... United States 3,171 3,696,974
Charles Schwab Corp. (The) ........................... United States 65,891 6,290,614
CME Group, Inc. .................................... United States 18,461 4,987,978
Deutsche Bank AG .................................. Germany 54,648 1,935,402
Deutsche Boerse AG ................................. Germany 8,443 2,260,961
b
Euronext NV, 144A, Reg S ............................ Netherlands 16,391 2,453,920
Goldman Sachs Group, Inc. (The) ....................... United States 21,443 17,076,133
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 5,400 306,561
Intercontinental Exchange, Inc. ......................... United States 4,397 740,807
London Stock Exchange Group plc ...................... United Kingdom 7,614 873,197
Morgan Stanley ..................................... United States 5,220 829,771
Nasdaq, Inc. ....................................... United States 30,382 2,687,288
Northern Trust Corp. ................................. United States 5,613 755,510
a
Robinhood Markets, Inc., A ............................ United States 3,325 476,073
S&P Global, Inc. .................................... United States 3,774 1,836,843
SBI Holdings, Inc. ................................... Japan 33,400 1,454,152
State Street Corp. ................................... United States 85,387 9,905,746
a
StoneX Group, Inc. .................................. United States 4,755 479,875
UBS Group AG ..................................... Switzerland 23,896 982,449
Virtu Financial, Inc., A ................................ United States 20,583 730,696
Virtus Investment Partners, Inc. ......................... United States 1,195 227,086
64,814,574
Chemicals 1.4%
Air Liquide SA ...................................... France 5,091 1,060,744
Air Water, Inc. ...................................... Japan 28,700 492,993
Akzo Nobel NV ..................................... Netherlands 15,077 1,076,011
Avient Corp. ....................................... United States 3,424 112,821

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
a
Axalta Coating Systems Ltd. ........................... United States 24,543 $ 702,421
Balchem Corp. ..................................... United States 496 74,430
Cabot Corp. ....................................... United States 954 72,552
CF Industries Holdings, Inc. ........................... United States 47,348 4,247,116
Corteva, Inc. ....................................... United States 67,996 4,598,569
DuPont de Nemours, Inc. ............................. United States 40,489 3,154,093
Eastman Chemical Co. ............................... United States 20,369 1,284,265
Ecolab, Inc. ........................................ United States 2,647 724,907
a
Ingevity Corp. ...................................... United States 1,561 86,151
Innospec, Inc. ...................................... United States 2,317 178,780
a
Intrepid Potash, Inc. ................................. United States 2,631 80,456
Linde plc .......................................... United States 5,887 2,796,325
Mativ Holdings, Inc. .................................. United States 7,141 80,765
Minerals Technologies, Inc. ............................ United States 5,340 331,721
Mosaic Co. (The) ................................... United States 22,817 791,293
NewMarket Corp. ................................... United States 2,175 1,801,357
NOF Corp. ........................................ Japan 57,700 1,006,785
a
Perimeter Solutions, Inc. .............................. United States 21,562 482,773
PPG Industries, Inc. ................................. United States 22,715 2,387,574
a
Rayonier Advanced Materials, Inc. ....................... United States 17,164 123,924
Sherwin-Williams Co. (The) ............................ United States 8,594 2,975,758
Shin-Etsu Chemical Co. Ltd. ........................... Japan 50,800 1,663,372
32,387,956
Commercial Services & Supplies 0.4%
Brink's Co. (The) .................................... United States 4,068 475,387
a
Cimpress plc ....................................... Ireland 1,520 95,821
a
Copart, Inc. ........................................ United States 45,091 2,027,742
a
CoreCivic, Inc. ..................................... United States 6,275 127,696
a
GEO Group, Inc. (The) ............................... United States 3,434 70,363
HNI Corp. ......................................... United States 1,749 81,941
Interface, Inc., A .................................... United States 9,664 279,676
a
OPENLANE, Inc. ................................... United States 2,916 83,922
Republic Services, Inc., A ............................. United States 3,348 768,299
Steelcase, Inc., A ................................... United States 6,741 115,945
TOPPAN Holdings, Inc. ............................... Japan 30,500 781,472
UniFirst Corp. ...................................... United States 480 80,251
Veralto Corp. ....................................... United States 7,050 751,601
Waste Connections, Inc. .............................. United States 11,814 2,076,901
Waste Management, Inc. .............................. United States 3,506 774,230
8,591,247
Communications Equipment 0.8%
a
Arista Networks, Inc. ................................. United States 42,540 6,198,503
a
Calix, Inc. ......................................... United States 5,068 311,023
a
Ciena Corp. ....................................... United States 5,827 848,819
Cisco Systems, Inc. ................................. United States 113,442 7,761,702
a
CommScope Holding Co., Inc. ......................... United States 8,438 130,620
a
Extreme Networks, Inc. ............................... United States 21,869 451,595
a
F5, Inc. ........................................... United States 2,389 772,101
Motorola Solutions, Inc. ............................... United States 1,610 736,237
a
NETGEAR, Inc. ..................................... United States 13,613 440,925
a
NetScout Systems, Inc. ............................... United States 3,472 89,682
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 92,277 764,608
Ubiquiti, Inc. ....................................... United States 1,265 835,634
a
Viavi Solutions, Inc. .................................. United States 7,119 90,340
19,431,789

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction & Engineering 0.3%
ACS Actividades de Construccion y Servicios SA ............ Spain 2,042 $ 163,683
Argan, Inc. ........................................ United States 1,936 522,817
Primoris Services Corp. ............................... United States 4,748 652,043
a
Sterling Infrastructure, Inc. ............................ United States 2,082 707,213
a
Tutor Perini Corp. ................................... United States 7,610 499,140
Vinci SA .......................................... France 25,566 3,552,957
6,097,853
Construction Materials 0.6%
Buzzi SpA ......................................... United States 8,995 495,669
CRH plc, (GBP Traded) ............................... United States 19,418 2,342,753
CRH plc, (USD Traded) ............................... United States 40,791 4,890,841
Heidelberg Materials AG .............................. Germany 2,717 614,166
Holcim AG ........................................ United States 18,996 1,620,826
Vulcan Materials Co. ................................. United States 10,947 3,367,516
13,331,771
Consumer Finance 0.6%
Ally Financial, Inc. ................................... United States 18,120 710,304
American Express Co. ............................... United States 2,352 781,240
Bread Financial Holdings, Inc. .......................... United States 7,583 422,904
Capital One Financial Corp. ........................... United States 46,153 9,811,205
a
Enova International, Inc. .............................. United States 3,781 435,155
a
LendingClub Corp. .................................. United States 26,208 398,100
PROG Holdings, Inc. ................................. United States 8,347 270,109
SLM Corp. ........................................ United States 27,194 752,730
Synchrony Financial ................................. United States 10,150 721,157
14,302,904
Consumer Staples Distribution & Retail 1.2%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 23,110 2,155,007
Coles Group Ltd. .................................... Australia 5,876 90,448
Costco Wholesale Corp. .............................. United States 790 731,248
Dollar General Corp. ................................. United States 7,327 757,245
a
Dollar Tree, Inc. .................................... United States 7,850 740,804
Koninklijke Ahold Delhaize NV .......................... Netherlands 33,243 1,345,161
a
Maplebear, Inc. ..................................... United States 16,501 606,577
Marks & Spencer Group plc ........................... United Kingdom 14,599 71,625
Target Corp. ....................................... United States 26,798 2,403,781
Tesco plc ......................................... United Kingdom 306,962 1,839,835
a
United Natural Foods, Inc. ............................. United States 3,127 117,638
Walmart, Inc. ...................................... United States 168,378 17,353,037
28,212,406
Containers & Packaging 0.1%
Ball Corp. ......................................... United States 29,542 1,489,508
Crown Holdings, Inc. ................................. United States 7,935 766,442
a
O-I Glass, Inc. ...................................... United States 6,086 78,935
Packaging Corp. of America ........................... United States 3,556 774,959
3,109,844
Distributors 0.0%
†
a
GigaCloud Technology, Inc., A .......................... Hong Kong 2,571 73,016
Diversified Consumer Services 0.1%
ADT, Inc. .......................................... United States 86,659 754,800
a
Coursera, Inc. ...................................... United States 39,938 467,674
a
Duolingo, Inc., A .................................... United States 2,484 799,451

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Consumer Services (continued)
a
Frontdoor, Inc. ..................................... United States 7,955 $ 535,292
a
Laureate Education, Inc. .............................. United States 17,276 544,885
a
Udemy, Inc. ........................................ United States 11,750 82,367
3,184,469
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. ............................. United States 7,490 136,243
Broadstone Net Lease, Inc. ............................ United States 4,855 86,759
WP Carey, Inc. ..................................... United States 11,224 758,406
981,408
Diversified Telecommunication Services 0.3%
AT&T, Inc. ......................................... United States 155,222 4,383,469
a
Bandwidth, Inc., A ................................... United States 7,035 117,273
Deutsche Telekom AG ................................ Germany 16,625 566,405
IDT Corp., B ....................................... United States 3,229 168,909
a
Lumen Technologies, Inc. ............................. United States 94,507 578,383
Telstra Group Ltd. ................................... Australia 285,299 909,569
Verizon Communications, Inc. .......................... United States 16,447 722,846
7,446,854
Electric Utilities 1.5%
ALLETE, Inc. ...................................... United States 1,639 108,829
American Electric Power Co., Inc. ....................... United States 6,607 743,287
Constellation Energy Corp. ............................ United States 6,096 2,006,011
Duke Energy Corp. .................................. United States 6,272 776,160
Edison International ................................. United States 107,206 5,926,348
Enel SpA ......................................... Italy 200,379 1,898,900
Exelon Corp. ....................................... United States 17,635 793,751
Iberdrola SA ....................................... Spain 266,108 5,037,248
NextEra Energy, Inc. ................................. United States 75,988 5,736,334
NRG Energy, Inc. ................................... United States 45,011 7,289,531
a
Oklo, Inc., A ....................................... United States 2,033 226,944
Otter Tail Corp. ..................................... United States 506 41,477
PG&E Corp. ....................................... United States 48,646 733,582
Portland General Electric Co. .......................... United States 2,666 117,304
PPL Corp. ......................................... United States 85,991 3,195,425
a
Tokyo Electric Power Co. Holdings, Inc. ................... Japan 150,400 704,499
TXNM Energy, Inc. .................................. United States 1,403 79,340
35,414,970
Electrical Equipment 1.2%
ABB Ltd. .......................................... Switzerland 35,092 2,539,374
Allient, Inc. ........................................ United States 3,620 161,995
AMETEK, Inc. ...................................... United States 3,918 736,584
a
Bloom Energy Corp., A ............................... United States 1,198 101,315
Eaton Corp. plc ..................................... United States 1,994 746,255
EnerSys .......................................... United States 4,277 483,130
GE Vernova, Inc. .................................... United States 19,625 12,067,413
a
Generac Holdings, Inc. ............................... United States 4,148 694,375
Mitsubishi Electric Corp. .............................. Japan 76,300 1,959,669
a
NANO Nuclear Energy, Inc. ............................ United States 7,382 284,650
a
NEXTracker, Inc., A .................................. United States 4,635 342,944
a
NuScale Power Corp., A .............................. United States 3,374 121,464
Powell Industries, Inc. ................................ United States 270 82,299
a
Power Solutions International, Inc. ....................... United States 4,302 422,542
Prysmian SpA ...................................... Italy 18,889 1,879,861
Rockwell Automation, Inc. ............................. United States 2,143 749,043

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Schneider Electric SE ................................ United States 8,133 $ 2,289,213
a
Siemens Energy AG ................................. Germany 1,796 211,172
Vertiv Holdings Co., A ................................ United States 18,155 2,738,863
a
Vicor Corp. ........................................ United States 1,560 77,563
28,689,724
Electronic Equipment, Instruments & Components 0.2%
a
Aeva Technologies, Inc. .............................. United States 6,625 96,063
a
Arlo Technologies, Inc. ............................... United States 15,306 259,437
a
Itron, Inc. ......................................... United States 3,899 485,660
Jabil, Inc. ......................................... United States 3,573 775,948
a
Keysight Technologies, Inc. ............................ United States 4,423 773,671
a
nLight, Inc. ........................................ United States 5,084 150,639
a
Ouster, Inc. ........................................ United States 8,042 217,536
a
Plexus Corp. ....................................... United States 571 82,618
a
Sanmina Corp. ..................................... United States 949 109,239
a
ScanSource, Inc. ................................... United States 1,845 81,162
a
TTM Technologies, Inc. ............................... United States 10,844 624,614
a
Zebra Technologies Corp., A ........................... United States 2,309 686,142
4,342,729
Energy Equipment & Services 0.2%
Halliburton Co. ..................................... United States 34,920 859,032
Kodiak Gas Services, Inc. ............................. United States 2,284 84,440
Liberty Energy, Inc., A ................................ United States 7,197 88,811
a
National Energy Services Reunited Corp. ................. United States 10,653 109,300
a
Oceaneering International, Inc. ......................... United States 14,730 365,009
a
Oil States International, Inc. ........................... United States 17,471 105,874
TechnipFMC plc .................................... United Kingdom 103,318 4,075,895
5,688,361
Entertainment 1.6%
Cinemark Holdings, Inc. .............................. United States 5,408 151,532
a
Live Nation Entertainment, Inc. ......................... United States 11,443 1,869,786
a
Netflix, Inc. ........................................ United States 19,535 23,420,902
Nexon Co. Ltd. ..................................... Japan 25,000 548,640
Nintendo Co. Ltd. ................................... Japan 25,300 2,188,937
a
ROBLOX Corp., A ................................... United States 34,015 4,711,758
a
Spotify Technology SA ................................ United States 5,222 3,644,956
Universal Music Group NV ............................ Netherlands 51,251 1,481,024
38,017,535
Financial Services 2.4%
Apollo Global Management, Inc. ........................ United States 26,559 3,539,518
Banco Latinoamericano de Comercio Exterior SA, E ......... Panama 2,950 135,611
a
Berkshire Hathaway, Inc., B ............................ United States 4,648 2,336,735
Compass Diversified Holdings .......................... United States 14,264 94,428
Corebridge Financial, Inc. ............................. United States 21,912 702,279
Equitable Holdings, Inc. ............................... United States 85,789 4,356,365
Essent Group Ltd. ................................... United States 1,453 92,353
EXOR NV ......................................... Netherlands 7,453 729,468
a
Fiserv, Inc. ........................................ United States 5,476 706,021
Investor AB, B ...................................... Sweden 59,686 1,868,431
Jackson Financial, Inc., A ............................. United States 6,099 617,402
Mastercard, Inc., A .................................. United States 43,439 24,708,537
MGIC Investment Corp. ............................... United States 26,856 761,905
a
NMI Holdings, Inc., A ................................. United States 7,014 268,917
Pagseguro Digital Ltd., A .............................. Brazil 45,313 453,130

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
a
Payoneer Global, Inc. ................................ United States 12,630 $ 76,411
a
PayPal Holdings, Inc. ................................ United States 105,533 7,077,043
a
Paysafe Ltd. ....................................... United States 5,592 72,249
PennyMac Financial Services, Inc. ...................... United States 2,010 248,999
a
StoneCo Ltd., A ..................................... Brazil 4,853 91,770
Visa, Inc., A ........................................ United States 19,847 6,775,369
55,712,941
Food Products 0.4%
Ajinomoto Co., Inc. .................................. Japan 15,500 444,373
Archer-Daniels-Midland Co. ........................... United States 12,615 753,620
Associated British Foods plc ........................... United Kingdom 44,557 1,231,169
Calavo Growers, Inc. ................................. United States 2,853 73,436
Cal-Maine Foods, Inc. ................................ United States 4,893 460,431
Dole plc .......................................... United States 19,883 267,228
Fresh Del Monte Produce, Inc. ......................... United States 6,464 224,430
Ingredion, Inc. ...................................... United States 5,780 705,796
Mondelez International, Inc., A .......................... United States 11,801 737,208
Nestle SA ......................................... United States 4,939 453,574
Nissin Foods Holdings Co. Ltd. ......................... Japan 9,500 178,939
a
Seneca Foods Corp., A ............................... United States 764 82,466
a
Simply Good Foods Co. (The) .......................... United States 1,550 38,471
Smithfield Foods, Inc. ................................ United States 31,313 735,229
Tyson Foods, Inc., A ................................. United States 13,876 753,467
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 1,484,500 1,607,641
8,747,478
Gas Utilities 0.1%
National Fuel Gas Co. ................................ United States 8,429 778,587
New Jersey Resources Corp. .......................... United States 8,835 425,405
Northwest Natural Holding Co. ......................... United States 2,029 91,163
Spire, Inc. ......................................... United States 1,085 88,449
Tokyo Gas Co. Ltd. .................................. Japan 20,600 732,509
2,116,113
Ground Transportation 0.7%
Canadian National Railway Co. ......................... Canada 9,178 865,503
Canadian Pacific Kansas City Ltd. ....................... Canada 37,277 2,776,764
CSX Corp. ........................................ United States 22,330 792,938
JB Hunt Transport Services, Inc. ........................ United States 5,233 702,112
a
Lyft, Inc., A ........................................ United States 41,085 904,281
Norfolk Southern Corp. ............................... United States 2,784 836,341
a
Uber Technologies, Inc. ............................... United States 7,978 781,605
Union Pacific Corp. .................................. United States 38,087 9,002,624
16,662,168
Health Care Equipment & Supplies 1.2%
Abbott Laboratories .................................. United States 5,434 727,830
a
AtriCure, Inc. ....................................... United States 2,186 77,057
a
Avanos Medical, Inc. ................................. United States 6,577 76,030
a
Axogen, Inc. ....................................... United States 8,718 155,529
Becton Dickinson & Co. ............................... United States 21,464 4,017,417
BioMerieux ........................................ France 2,543 341,318
a
Boston Scientific Corp. ............................... United States 28,053 2,738,814
a
Dexcom, Inc. ....................................... United States 10,036 675,322
a
Edwards Lifesciences Corp. ........................... United States 9,313 724,272
a
Glaukos Corp. ...................................... United States 2,794 227,851
a
Hologic, Inc. ....................................... United States 11,869 801,039

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Hoya Corp. ........................................ Japan 33,800 $ 4,673,538
a
IDEXX Laboratories, Inc. .............................. United States 3,728 2,381,782
a
Insulet Corp. ....................................... United States 2,265 699,273
a
Intuitive Surgical, Inc. ................................ United States 7,485 3,347,517
a
Lantheus Holdings, Inc. ............................... United States 6,521 334,462
a
LivaNova plc ....................................... United States 5,302 277,719
Medtronic plc ...................................... United States 30,208 2,877,010
a
Novocure Ltd. ...................................... United States 33,644 434,680
Olympus Corp. ..................................... Japan 92,000 1,163,158
a
Surmodics, Inc. ..................................... United States 2,399 71,706
26,823,324
Health Care Providers & Services 0.8%
Cardinal Health, Inc. ................................. United States 5,024 788,567
a
Castle Biosciences, Inc. .............................. United States 15,628 355,850
Cencora, Inc. ...................................... United States 2,559 799,764
Cigna Group (The) .................................. United States 2,527 728,408
Fresenius SE & Co. KGaA ............................. Germany 2,529 141,334
a
GeneDx Holdings Corp., A ............................. United States 975 105,047
a
Guardant Health, Inc. ................................ United States 10,666 666,412
a
Hims & Hers Health, Inc. .............................. United States 9,444 535,664
McKesson Corp. .................................... United States 9,671 7,471,234
a
Option Care Health, Inc. .............................. United States 7,033 195,236
Select Medical Holdings Corp. .......................... United States 11,743 150,780
Sonic Healthcare Ltd. ................................ Australia 37,564 532,052
a
Tenet Healthcare Corp. ............................... United States 3,968 805,663
UnitedHealth Group, Inc. .............................. United States 15,655 5,405,671
Universal Health Services, Inc., B ....................... United States 3,991 815,920
19,497,602
Health Care REITs 0.1%
American Healthcare REIT, Inc. ......................... United States 2,722 114,351
CareTrust REIT, Inc. ................................. United States 16,396 568,613
LTC Properties, Inc. ................................. United States 1,159 42,721
National Health Investors, Inc. .......................... United States 1,051 83,554
Omega Healthcare Investors, Inc. ....................... United States 18,266 771,191
Sabra Health Care REIT, Inc. .......................... United States 4,743 88,410
1,668,840
Health Care Technology 0.4%
a
Doximity, Inc., A .................................... United States 10,770 787,826
HealthStream, Inc. .................................. United States 3,131 88,419
a
LifeMD, Inc. ....................................... United States 14,044 95,359
a
Phreesia, Inc. ...................................... United States 10,320 242,726
a
Teladoc Health, Inc. ................................. United States 56,762 438,770
a
Veeva Systems, Inc., A ............................... United States 22,969 6,842,695
a
Waystar Holding Corp. ............................... United States 4,977 188,728
8,684,523
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. ............................ United States 6,078 72,997
DiamondRock Hospitality Co. .......................... United States 9,807 78,064
Ryman Hospitality Properties, Inc. ....................... United States 3,953 354,149
Xenia Hotels & Resorts, Inc. ........................... United States 2,918 40,035
545,245

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 1.3%
Accor SA ......................................... France 25,989 $ 1,234,748
a
Airbnb, Inc., A ...................................... United States 6,029 732,041
Aristocrat Leisure Ltd. ................................ Australia 35,532 1,644,900
Booking Holdings, Inc. ............................... United States 405 2,186,704
Brightstar Lottery plc ................................. United States 24,029 414,500
a
Brinker International, Inc. ............................. United States 3,860 488,985
Compass Group plc ................................. United Kingdom 80,860 2,756,175
a
DoorDash, Inc., A ................................... United States 40,055 10,894,560
FDJ United ........................................ France 2,766 92,750
Golden Entertainment, Inc. ............................ United States 3,260 76,871
Hilton Worldwide Holdings, Inc. ......................... United States 24,321 6,309,840
InterContinental Hotels Group plc ....................... United Kingdom 3,323 401,785
a
Life Time Group Holdings, Inc. ......................... United States 2,917 80,509
a
MakeMyTrip Ltd. .................................... India 4,788 448,157
Monarch Casino & Resort, Inc. ......................... United States 880 93,139
Red Rock Resorts, Inc., A ............................. United States 1,673 102,153
Starbucks Corp. .................................... United States 26,280 2,223,288
30,181,105
Household Durables 0.5%
Garmin Ltd. ........................................ United States 3,141 773,377
a
Hovnanian Enterprises, Inc., A .......................... United States 672 86,345
KB Home ......................................... United States 1,265 80,505
a
M/I Homes, Inc. ..................................... United States 2,860 413,098
PulteGroup, Inc. .................................... United States 49,904 6,593,815
a
Sonos, Inc. ........................................ United States 28,978 457,852
Sony Group Corp. ................................... Japan 82,200 2,362,979
a
Taylor Morrison Home Corp., A ......................... United States 7,864 519,103
a
Tri Pointe Homes, Inc. ................................ United States 13,447 456,795
11,743,869
Household Products 0.8%
Colgate-Palmolive Co. ............................... United States 107,473 8,591,392
Energizer Holdings, Inc. .............................. United States 3,463 86,194
Kimberly-Clark Corp. ................................. United States 16,004 1,989,937
Procter & Gamble Co. (The) ........................... United States 39,601 6,084,694
Reckitt Benckiser Group plc ........................... United Kingdom 11,447 881,442
Unilever Indonesia Tbk. PT ............................ Indonesia 5,060,100 540,473
18,174,132
Independent Power and Renewable Electricity Producers 0.1%
RWE AG .......................................... Germany 7,468 332,167
Vistra Corp. ........................................ United States 3,673 719,614
1,051,781
Industrial Conglomerates 0.4%
3M Co. ........................................... United States 4,760 738,657
DCC plc .......................................... United Kingdom 5,120 329,584
Honeywell International, Inc. ........................... United States 21,100 4,441,550
Jardine Matheson Holdings Ltd. ........................ Hong Kong 15,700 990,783
Sekisui Chemical Co. Ltd. ............................. Japan 22,400 417,013
Siemens AG ....................................... Germany 4,597 1,241,089
Smiths Group plc ................................... United Kingdom 15,171 480,999
8,639,675
Industrial REITs 0.1%
Prologis, Inc. ....................................... United States 25,831 2,958,166

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance 1.8%
Aflac, Inc. ......................................... United States 7,049 $ 787,373
AIA Group Ltd. ..................................... Hong Kong 396,200 3,797,167
Allianz SE ......................................... Germany 5,312 2,234,900
Allstate Corp. (The) .................................. United States 25,597 5,494,396
American International Group, Inc. ...................... United States 52,322 4,109,370
AXA SA ........................................... France 4,129 198,006
Axis Capital Holdings Ltd. ............................. United States 7,572 725,398
a
Brighthouse Financial, Inc. ............................ United States 15,616 828,897
Chubb Ltd. ........................................ United States 2,690 759,252
CNO Financial Group, Inc. ............................ United States 10,483 414,603
Dai-ichi Life Holdings, Inc. ............................. Japan 30,600 240,705
Everest Group Ltd. .................................. United States 2,213 775,059
Fidelis Insurance Holdings Ltd. ......................... United Kingdom 5,037 91,422
a
Genworth Financial, Inc., A ............................ United States 55,422 493,256
Globe Life, Inc. ..................................... United States 14,021 2,004,582
a
Hamilton Insurance Group Ltd., B ....................... United States 16,271 403,521
Hanover Insurance Group, Inc. (The) ..................... United States 2,160 392,321
a
Heritage Insurance Holdings, Inc. ....................... United States 12,209 307,423
Horace Mann Educators Corp. ......................... United States 4,689 211,802
MetLife, Inc. ....................................... United States 77,494 6,383,181
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 1,834 1,170,962
Old Republic International Corp. ........................ United States 19,205 815,636
b
Poste Italiane SpA, 144A, Reg S ........................ Italy 7,203 171,223
Primerica, Inc. ...................................... United States 2,829 785,302
Progressive Corp. (The) .............................. United States 2,960 730,972
Prudential Financial, Inc. .............................. United States 7,064 732,819
Prudential plc ...................................... Hong Kong 150,988 2,113,790
QBE Insurance Group Ltd. ............................ Australia 18,090 246,173
Reinsurance Group of America, Inc. ..................... United States 3,913 751,805
a
SiriusPoint Ltd. ..................................... Sweden 5,167 93,471
a
Sony Financial Group, Inc. ............................ Japan 82,200 91,157
Talanx AG ......................................... Germany 6,029 803,831
Travelers Cos., Inc. (The) ............................. United States 2,660 742,725
Unipol Assicurazioni SpA .............................. Italy 5,848 125,718
Universal Insurance Holdings, Inc. ....................... United States 4,503 118,429
Unum Group ....................................... United States 10,516 817,934
Zurich Insurance Group AG ............................ Switzerland 1,214 867,747
41,832,328
Interactive Media & Services 4.3%
Alphabet, Inc., A .................................... United States 172,504 41,935,722
Alphabet, Inc., C .................................... United States 45,784 11,150,693
b
Auto Trader Group plc, 144A, Reg S ..................... United Kingdom 22,498 239,003
a
Cargurus, Inc., A .................................... United States 11,453 426,395
a
EverQuote, Inc., A ................................... United States 12,718 290,861
a
fuboTV, Inc. ....................................... United States 88,446 367,051
a
Grindr, Inc. ........................................ Singapore 7,656 114,993
LY Corp. .......................................... Japan 290,000 930,903
Meta Platforms, Inc., A ............................... United States 57,155 41,973,489
a
Reddit, Inc., A ...................................... United States 3,386 778,746
b
Scout24 SE, 144A, Reg S ............................. Germany 2,391 299,968
Tencent Holdings Ltd. ................................ China 23,400 1,993,905
a
ZipRecruiter, Inc., A .................................. United States 19,073 80,488
100,582,217
IT Services 0.4%
Accenture plc, A .................................... Ireland 17,616 4,344,106
Fujitsu Ltd. ........................................ Japan 7,700 180,629

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a
GoDaddy, Inc., A .................................... United States 5,273 $ 721,505
International Business Machines Corp. ................... United States 3,012 849,866
NEC Corp. ........................................ Japan 17,500 560,159
a
Shopify, Inc., A ..................................... Canada 13,714 2,038,037
a
Snowflake, Inc., A ................................... United States 4,064 916,635
VeriSign, Inc. ...................................... United States 2,684 750,366
10,361,303
Leisure Products 0.1%
Bandai Namco Holdings, Inc. .......................... Japan 19,800 658,776
Hasbro, Inc. ....................................... United States 10,026 760,472
Polaris, Inc. ........................................ United States 8,133 472,771
1,892,019
Life Sciences Tools & Services 0.4%
a
10X Genomics, Inc., A ................................ United States 31,854 372,373
Lonza Group AG .................................... Switzerland 3,606 2,411,110
Thermo Fisher Scientific, Inc. .......................... United States 12,075 5,856,617
8,640,100
Machinery 0.9%
Alamo Group, Inc. ................................... United States 419 79,987
Albany International Corp., A ........................... United States 1,417 75,526
Allison Transmission Holdings, Inc. ...................... United States 8,318 706,032
Atmus Filtration Technologies, Inc. ...................... United States 10,712 483,004
a
Blue Bird Corp. ..................................... United States 4,574 263,234
Caterpillar, Inc. ..................................... United States 3,533 1,685,771
CNH Industrial NV ................................... United States 34,867 378,307
Cummins, Inc. ...................................... United States 1,887 797,012
Deere & Co. ....................................... United States 1,625 743,047
Ebara Corp. ....................................... Japan 40,500 923,179
ESCO Technologies, Inc. .............................. United States 545 115,055
Federal Signal Corp. ................................. United States 780 92,812
Franklin Electric Co., Inc. ............................. United States 854 81,301
GEA Group AG ..................................... Germany 10,675 789,225
Graco, Inc. ........................................ United States 8,739 742,465
Hoshizaki Corp. .................................... Japan 4,000 150,093
Hyster-Yale, Inc. .................................... United States 2,185 80,539
Ingersoll Rand, Inc. .................................. United States 38,753 3,201,773
Komatsu Ltd. ...................................... Japan 5,700 198,572
Lincoln Electric Holdings, Inc. .......................... United States 3,049 719,046
a
Microvast Holdings, Inc. .............................. United States 106,923 411,654
Mueller Water Products, Inc., A ......................... United States 3,673 93,735
Otis Worldwide Corp. ................................ United States 25,806 2,359,443
Parker-Hannifin Corp. ................................ United States 1,014 768,764
Pentair plc ........................................ United States 7,021 777,646
a
Proto Labs, Inc. ..................................... United States 2,613 130,728
Rational AG ....................................... Germany 236 180,346
REV Group, Inc. .................................... United States 5,179 293,494
Schindler Holding AG ................................ Switzerland 2,935 1,116,111
a
SPX Technologies, Inc. ............................... United States 478 89,281
Tennant Co. ....................................... United States 997 80,817
Watts Water Technologies, Inc., A ....................... United States 2,094 584,812
Westinghouse Air Brake Technologies Corp. ............... United States 3,812 764,192
Worthington Enterprises, Inc. .......................... United States 1,704 94,555
20,051,558

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Marine Transportation 0.1%
Costamare, Inc. .................................... Monaco 6,242 $ 74,342
Matson, Inc. ....................................... United States 4,111 405,304
Safe Bulkers, Inc. ................................... Monaco 12,992 57,684
SITC International Holdings Co. Ltd. ..................... China 159,000 612,140
1,149,470
Media 0.2%
a
Charter Communications, Inc., A ........................ United States 7,691 2,115,833
Comcast Corp., A ................................... United States 64,641 2,031,020
Informa plc ........................................ United Kingdom 27,137 336,127
a
Magnite, Inc. ....................................... United States 8,646 188,310
New York Times Co. (The), A ........................... United States 13,291 762,903
a
Nexxen International Ltd. ............................. Israel 12,221 113,044
a
PubMatic, Inc., A .................................... United States 10,020 82,966
5,630,203
Metals & Mining 0.6%
a
Alpha Metallurgical Resources, Inc. ...................... United States 1,610 264,185
ArcelorMittal SA .................................... Luxembourg 8,391 302,713
BHP Group Ltd., (AUD Traded) ......................... Australia 85,477 2,387,819
BHP Group Ltd., (GBP Traded) ......................... Australia 5,145 142,534
BlueScope Steel Ltd. ................................. Australia 22,702 341,004
a
Boliden AB ........................................ Sweden 4,230 172,662
a
Coeur Mining, Inc. ................................... United States 6,215 116,593
Commercial Metals Co. ............................... United States 1,485 85,061
a
Constellium SE, A ................................... United States 30,163 448,825
Fortescue Ltd. ...................................... Australia 98,122 1,215,187
Freeport-McMoRan, Inc. .............................. United States 107,079 4,199,638
Glencore plc ....................................... Australia 520,565 2,397,529
Hecla Mining Co. ................................... United States 28,444 344,172
Norsk Hydro ASA ................................... Norway 38,639 262,711
Northern Star Resources Ltd. .......................... Australia 12,701 198,330
Rio Tinto plc ....................................... Australia 17,194 1,133,127
Southern Copper Corp. ............................... Mexico 7,105 862,263
SunCoke Energy, Inc. ................................ United States 11,036 90,054
14,964,407
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
BrightSpire Capital, Inc., A ............................. United States 21,845 118,619
Chimera Investment Corp. ............................. United States 5,583 73,807
Ladder Capital Corp., A ............................... United States 6,909 75,377
MFA Financial, Inc. .................................. United States 7,533 69,228
Rithm Capital Corp. .................................. United States 59,469 677,352
1,014,383
Multi-Utilities 0.3%
Avista Corp. ....................................... United States 8,662 327,510
Black Hills Corp. .................................... United States 6,172 380,133
Consolidated Edison, Inc. ............................. United States 7,842 788,278
DTE Energy Co. .................................... United States 5,590 790,594
E.ON SE .......................................... Germany 58,794 1,107,412
Engie SA ......................................... France 74,853 1,609,080
Northwestern Energy Group, Inc. ....................... United States 1,455 85,278
Public Service Enterprise Group, Inc. .................... United States 9,251 772,088
Sembcorp Industries Ltd. ............................. Singapore 48,600 227,069
6,087,442

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Office REITs 0.1%
COPT Defense Properties ............................. United States 2,581 $ 75,004
Empire State Realty Trust, Inc., A ....................... United States 9,717 74,432
Vornado Realty Trust ................................. United States 70,908 2,873,901
3,023,337
Oil, Gas & Consumable Fuels 1.9%
Antero Midstream Corp. .............................. United States 39,571 769,260
Berry Corp. ........................................ United States 25,552 96,587
BP plc ............................................ United States 181,231 1,040,565
California Resources Corp. ............................ United States 1,425 75,782
Cheniere Energy, Inc. ................................ United States 32,438 7,622,281
Chevron Corp. ..................................... United States 4,707 730,950
ConocoPhillips ..................................... United States 39,164 3,704,523
Core Natural Resources, Inc. .......................... United States 1,583 132,149
Coterra Energy, Inc. ................................. United States 30,378 718,440
Dorian LPG Ltd. .................................... United States 3,272 97,506
ENEOS Holdings, Inc. ................................ Japan 185,800 1,176,710
Eni SpA .......................................... Italy 17,045 298,221
Equinor ASA ....................................... Norway 59,363 1,447,633
Excelerate Energy, Inc., A ............................. United States 3,195 80,482
Exxon Mobil Corp. ................................... United States 73,944 8,337,186
a
Gulfport Energy Corp. ................................ United States 444 80,355
Inpex Corp. ........................................ Japan 101,000 1,818,573
International Seaways, Inc. ............................ United States 1,825 84,096
Kinder Morgan, Inc. .................................. United States 27,737 785,234
Marathon Petroleum Corp. ............................ United States 4,244 817,989
Murphy Oil Corp. .................................... United States 11,668 331,488
Peabody Energy Corp. ............................... United States 23,193 615,078
Repsol SA ......................................... Spain 21,299 378,743
Scorpio Tankers, Inc. ................................. Monaco 7,757 434,780
Shell plc, (EUR Traded) ............................... United States 146,018 5,237,292
Shell plc, (GBP Traded) ............................... United States 14,495 516,617
Teekay Corp. Ltd. ................................... United States 25,455 208,222
Teekay Tankers Ltd., A ............................... Canada 7,779 393,228
TotalEnergies SE ................................... France 37,565 2,288,033
Valero Energy Corp. ................................. United States 24,210 4,121,995
Williams Cos., Inc. (The) .............................. United States 12,605 798,527
World Kinect Corp. .................................. United States 3,117 80,886
45,319,411
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp. ............................... United States 7,977 708,677
Sylvamo Corp. ..................................... United States 5,050 223,311
931,988
Passenger Airlines 0.5%
Delta Air Lines, Inc. .................................. United States 12,778 725,152
a
Joby Aviation, Inc. ................................... United States 22,181 358,001
Qantas Airways Ltd. ................................. Australia 195,025 1,409,212
Ryanair Holdings plc ................................. Italy 55,300 1,616,000
Ryanair Holdings plc, ADR ............................ Italy 19,698 1,186,213
a
SkyWest, Inc. ...................................... United States 4,999 503,000
Southwest Airlines Co. ............................... United States 132,565 4,230,149
a
Sun Country Airlines Holdings, Inc. ...................... United States 9,259 109,349
a
United Airlines Holdings, Inc. ........................... United States 7,178 692,677
10,829,753

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Care Products 0.1%
Unilever plc ........................................ United Kingdom 48,253 $ 2,852,170
Pharmaceuticals 3.0%
a
Arvinas, Inc. ....................................... United States 40,680 346,594
AstraZeneca plc .................................... United Kingdom 15,837 2,426,246
AstraZeneca plc, ADR ................................ United Kingdom 50,003 3,836,230
Bristol-Myers Squibb Co. .............................. United States 124,186 5,600,789
Chugai Pharmaceutical Co. Ltd. ........................ Japan 15,400 682,752
a
Corcept Therapeutics, Inc. ............................ United States 10,092 838,746
Daiichi Sankyo Co. Ltd. ............................... Japan 39,400 886,508
Eli Lilly & Co. ...................................... United States 17,818 13,595,134
Galderma Group AG ................................. Switzerland 9,079 1,605,170
GSK plc .......................................... United States 32,500 697,839
Ipsen SA .......................................... France 3,023 405,917
Johnson & Johnson ................................. United States 81,998 15,204,069
a
Maze Therapeutics, Inc. .............................. United States 3,454 89,562
Merck & Co., Inc. ................................... United States 37,982 3,187,829
Merck KGaA ....................................... Germany 1,522 197,472
Novartis AG ....................................... United States 41,703 5,362,105
Novo Nordisk A/S, ADR ............................... Denmark 55,506 3,080,028
Novo Nordisk A/S, B ................................. Denmark 54,382 3,028,080
Otsuka Holdings Co. Ltd. ............................. Japan 13,000 693,300
Pfizer, Inc. ......................................... United States 32,048 816,583
Roche Holding AG .................................. United States 8,221 2,737,458
Sanofi SA ......................................... United States 54,545 5,165,079
a
Supernus Pharmaceuticals, Inc. ........................ United States 10,368 495,487
a
WaVe Life Sciences Ltd. .............................. United States 10,848 79,407
71,058,384
Professional Services 0.7%
Automatic Data Processing, Inc. ........................ United States 34,404 10,097,574
Broadridge Financial Solutions, Inc. ...................... United States 3,035 722,846
Experian plc ....................................... United States 12,647 635,223
Heidrick & Struggles International, Inc. ................... United States 2,249 111,933
a
IBEX Holdings Ltd. .................................. United States 3,382 137,039
Korn Ferry ........................................ United States 3,545 248,079
a
Legalzoom.com, Inc. ................................. United States 37,607 390,361
Leidos Holdings, Inc. ................................. United States 4,161 786,262
Maximus, Inc. ...................................... United States 1,030 94,111
a
Paylocity Holding Corp. ............................... United States 4,508 717,989
Recruit Holdings Co. Ltd. ............................. Japan 23,300 1,252,698
a
Upwork, Inc. ....................................... United States 26,851 498,623
Verisk Analytics, Inc., A ............................... United States 2,753 692,407
16,385,145
Real Estate Management & Development 0.3%
a
Anywhere Real Estate, Inc. ............................ United States 19,753 209,184
a
CBRE Group, Inc., A ................................. United States 27,730 4,369,139
a
CoStar Group, Inc. .................................. United States 26,618 2,245,761
a
Cushman & Wakefield plc ............................. United States 30,485 485,321
7,309,405
Residential REITs 0.2%
Camden Property Trust ............................... United States 6,915 738,384
Equity LifeStyle Properties, Inc. ......................... United States 12,131 736,352
Equity Residential ................................... United States 11,545 747,308
Invitation Homes, Inc. ................................ United States 24,363 714,567
Mid-America Apartment Communities, Inc. ................ United States 5,195 725,897

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs (continued)
NexPoint Residential Trust, Inc. ......................... United States 2,530 $ 81,516
Sun Communities, Inc. ............................... United States 5,884 759,036
4,503,060
Retail REITs 0.4%
Brixmor Property Group, Inc. ........................... United States 27,331 756,522
CBL & Associates Properties, Inc. ....................... United States 2,711 82,902
Curbline Properties Corp. ............................. United States 7,146 159,356
Kite Realty Group Trust ............................... United States 8,627 192,382
Simon Property Group, Inc. ............................ United States 37,468 7,031,620
SITE Centers Corp. .................................. United States 31,900 287,419
Tanger, Inc. ........................................ United States 2,313 78,272
Urban Edge Properties ............................... United States 18,998 388,889
8,977,362
Semiconductors & Semiconductor Equipment 7.8%
a
Ambarella, Inc. ..................................... United States 6,039 498,338
Applied Materials, Inc. ................................ United States 4,558 933,205
ASML Holding NV ................................... Netherlands 7,640 7,450,429
a
Astera Labs, Inc. .................................... United States 4,667 913,799
Broadcom, Inc. ..................................... United States 100,490 33,152,656
a
CEVA, Inc. ........................................ United States 1,534 40,513
a
Cirrus Logic, Inc. .................................... United States 6,551 820,775
a
Credo Technology Group Holding Ltd. .................... United States 6,645 967,578
a
Impinj, Inc. ........................................ United States 2,804 506,823
KLA Corp. ......................................... United States 796 858,565
Lam Research Corp. ................................. United States 17,928 2,400,559
Marvell Technology, Inc. .............................. United States 29,139 2,449,716
a
MaxLinear, Inc., A ................................... United States 6,112 98,281
NVIDIA Corp. ...................................... United States 595,746 111,154,289
QUALCOMM, Inc. ................................... United States 83,544 13,898,380
a
Rambus, Inc. ...................................... United States 7,329 763,682
Renesas Electronics Corp. ............................ Japan 66,200 761,644
a
Rigetti Computing, Inc. ............................... United States 5,278 157,232
SCREEN Holdings Co. Ltd. ............................ Japan 5,800 525,551
SK Hynix, Inc. ...................................... South Korea 6,239 1,546,635
Skyworks Solutions, Inc. .............................. United States 4,775 367,579
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 38,000 1,650,637
181,916,866
Software 6.8%
a
8x8, Inc. .......................................... United States 29,486 62,510
A10 Networks, Inc. .................................. United States 4,482 81,348
a
ACI Worldwide, Inc. .................................. United States 4,566 240,948
Adeia, Inc. ........................................ United States 5,810 97,608
a
Adobe, Inc. ........................................ United States 32,626 11,508,821
a
Alarm.com Holdings, Inc. ............................. United States 1,376 73,038
a
AppLovin Corp., A ................................... United States 8,849 6,358,360
a
Atlassian Corp., A ................................... United States 4,375 698,688
a
Autodesk, Inc. ...................................... United States 20,230 6,426,464
a
Blend Labs, Inc., A .................................. United States 92,857 338,928
a
Cadence Design Systems, Inc. ......................... United States 18,022 6,330,408
a
Cerence, Inc. ...................................... United States 8,082 100,702
a
Check Point Software Technologies Ltd. .................. Israel 2,300 475,893
a
Commvault Systems, Inc. ............................. United States 3,086 582,575
a
Crowdstrike Holdings, Inc., A ........................... United States 1,719 842,963
a
DocuSign, Inc., A ................................... United States 10,546 760,261
a
Domo, Inc., B ...................................... United States 17,410 275,774

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Dropbox, Inc., A .................................... United States 24,749 $ 747,667
a
Fortinet, Inc. ....................................... United States 9,809 824,741
a
Guidewire Software, Inc. .............................. United States 3,025 695,327
a
HubSpot, Inc. ...................................... United States 4,044 1,891,783
InterDigital, Inc. ..................................... United States 1,902 656,627
Intuit, Inc. ......................................... United States 1,184 808,565
a
Life360, Inc. ....................................... United States 1,170 124,371
a
LiveRamp Holdings, Inc. .............................. United States 11,307 306,872
a
Manhattan Associates, Inc. ............................ United States 3,546 726,859
Microsoft Corp. ..................................... United States 180,149 93,308,175
a
Nice Ltd. .......................................... Israel 2,093 303,201
OneSpan, Inc. ...................................... United States 4,953 78,703
Oracle Corp. ....................................... United States 16,886 4,749,019
Oracle Corp. Japan .................................. Japan 3,500 357,361
a
PagerDuty, Inc. ..................................... United States 21,104 348,638
a
Palantir Technologies, Inc., A ........................... United States 13,403 2,444,975
Pegasystems, Inc. ................................... United States 13,174 757,505
a
PROS Holdings, Inc. ................................. United States 5,571 127,632
a
Q2 Holdings, Inc. ................................... United States 1,986 143,767
a
Rapid7, Inc. ....................................... United States 20,450 383,438
a
RingCentral, Inc., A .................................. United States 25,198 714,111
a
Rubrik, Inc., A ...................................... United States 11,295 929,014
Salesforce, Inc. ..................................... United States 3,034 719,058
SAP SE .......................................... Germany 6,501 1,740,755
a
ServiceNow, Inc. .................................... United States 6,907 6,356,374
a
Weave Communications, Inc. .......................... United States 10,949 73,139
a
Workday, Inc., A .................................... United States 3,286 791,039
a
Workiva, Inc., A ..................................... United States 1,019 87,716
a
Zoom Communications, Inc., A ......................... United States 9,110 751,575
a
Zscaler, Inc. ....................................... United States 2,706 810,880
158,014,176
Specialized REITs 0.4%
American Tower Corp. ................................ United States 26,341 5,065,901
EPR Properties ..................................... United States 13,550 786,035
Farmland Partners, Inc. ............................... United States 6,951 75,627
Outfront Media, Inc. ................................. United States 23,012 421,580
PotlatchDeltic Corp. ................................. United States 1,939 79,014
Public Storage ..................................... United States 2,590 748,122
VICI Properties, Inc., A ............................... United States 23,069 752,280
Weyerhaeuser Co. .................................. United States 30,722 761,598
8,690,157
Specialty Retail 0.9%
a
Abercrombie & Fitch Co., A ............................ United States 4,925 421,334
American Eagle Outfitters, Inc. ......................... United States 7,234 123,774
a,b
Auto1 Group SE, 144A, Reg S ......................... Germany 16,975 580,703
a
AutoZone, Inc. ..................................... United States 182 780,824
Avolta AG ......................................... Switzerland 3,816 208,368
Buckle, Inc. (The) ................................... United States 1,807 105,998
a
Chewy, Inc., A ...................................... United States 22,071 892,772
Fast Retailing Co. Ltd. ................................ Japan 4,800 1,457,817
Gap, Inc. (The) ..................................... United States 33,406 714,554
Home Depot, Inc. (The) ............................... United States 1,810 733,394
Industria de Diseno Textil SA ........................... Spain 3,764 208,314
Ross Stores, Inc. ................................... United States 5,026 765,912
a
Sally Beauty Holdings, Inc. ............................ United States 8,132 132,389
TJX Cos., Inc. (The) ................................. United States 75,595 10,926,501

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
a
Ulta Beauty, Inc. .................................... United States 1,465 $ 800,989
Upbound Group, Inc. ................................. United States 2,874 67,913
a
Urban Outfitters, Inc. ................................. United States 1,914 136,717
a
Victoria's Secret & Co. ............................... United States 11,671 316,751
Williams-Sonoma, Inc. ............................... United States 3,660 715,347
20,090,371
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc. ........................................ United States 347,527 88,490,800
a
IonQ, Inc. ......................................... United States 13,328 819,672
NetApp, Inc. ....................................... United States 6,169 730,780
Seagate Technology Holdings plc ....................... United States 28,691 6,772,797
96,814,049
Textiles, Apparel & Luxury Goods 0.2%
adidas AG ......................................... Germany 1,261 267,182
Asics Corp. ........................................ Japan 22,800 596,619
Carter's, Inc. ....................................... United States 9,917 279,858
Cie Financiere Richemont SA .......................... Switzerland 413 79,282
a
G-III Apparel Group Ltd. .............................. United States 3,960 105,376
a
Hanesbrands, Inc. ................................... United States 14,604 96,240
Hermes International SCA ............................. France 540 1,327,881
Kontoor Brands, Inc. ................................. United States 923 73,628
a
Lululemon Athletica, Inc. .............................. United States 4,034 717,770
LVMH Moet Hennessy Louis Vuitton SE .................. France 226 139,076
Pandora A/S ....................................... Denmark 6,858 896,666
Tapestry, Inc. ...................................... United States 7,185 813,486
5,393,064
Tobacco 0.8%
British American Tobacco plc ........................... United Kingdom 41,618 2,213,550
Imperial Brands plc .................................. United Kingdom 41,440 1,760,431
Philip Morris International, Inc. ......................... United States 93,247 15,124,663
Turning Point Brands, Inc. ............................. United States 4,193 414,520
19,513,164
Trading Companies & Distributors 0.4%
AerCap Holdings NV ................................. Ireland 3,800 459,800
Boise Cascade Co. .................................. United States 3,200 247,424
Bunzl plc .......................................... United Kingdom 5,271 166,601
a
DNOW, Inc. ....................................... United States 19,116 291,519
a
Hudson Technologies, Inc. ............................ United States 13,916 138,186
McGrath RentCorp .................................. United States 913 107,095
Mitsubishi Corp. .................................... Japan 41,000 977,416
Mitsui & Co. Ltd. .................................... Japan 87,100 2,162,799
a
NPK International, Inc. ............................... United States 6,962 78,740
United Rentals, Inc. .................................. United States 4,009 3,827,232
8,456,812
Transportation Infrastructure 0.0%
†
b
Aena SME SA, 144A, Reg S ........................... Spain 30,646 837,841
Water Utilities 0.0%
†
American States Water Co. ............................ United States 1,065 78,086
California Water Service Group ......................... United States 1,837 84,300
H2O America ...................................... United States 1,776 86,491
248,877

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services 0.3%
KDDI Corp. ........................................ Japan 80,300 $ 1,280,667
SoftBank Group Corp. ................................ Japan 13,300 1,678,201
T-Mobile US, Inc. ................................... United States 20,203 4,836,194
7,795,062
Total Common Stocks (Cost $997,081,448) ...................................
1,737,124,447
Convertible Preferred Stocks 0.0%
†
Aerospace & Defense 0.0%
†
Boeing Co. (The), 6% ................................ United States 5,386 374,704
Electric Utilities 0.0%
†
PG&E Corp., A, 6% .................................. United States 2,928 115,305
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 2,332 163,893
Total Convertible Preferred Stocks (Cost $532,300) ............................
653,902
Preferred Stocks 0.1%
Technology Hardware, Storage & Peripherals 0.1%
c
Samsung Electronics Co. Ltd., 1.65% .................... South Korea 43,900 2,083,539
Total Preferred Stocks (Cost $1,689,102) .....................................
2,083,539
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,d
Blueprint Medicines Corp., CVR, 12/31/28 ................. United States 2,540 1,168
a,d
Icosavax, Inc., CVR, 2/19/31 ........................... United Kingdom 4,444 1,333
a,d
Sage Therapeutics, Inc., CVR, 12/31/30 .................. United States 27,419 4,935
7,436
Pharmaceuticals 0.0%
†
a,d
CinCor Pharma, Inc., CVR, 3/31/33 ...................... United Kingdom 2,325 7,115
Total Rights (Cost $14,596) .................................................
14,551
Principal
Amount
*
Convertible Bonds 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 125,000 181,000
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 110,000 84,700
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 166,000 186,667
Software 0.0%
†
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 239,000 278,560
Total Convertible Bonds (Cost $690,012) .....................................
730,927

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 12.1%
Aerospace & Defense 0.5%
ATI, Inc. ,
Senior Bond, 5.125%, 10/01/31 ....................... United States 50,000 $ 49,245
Senior Note, 5.875%, 12/01/27 ....................... United States 295,000 295,816
Senior Note, 4.875%, 10/01/29 ....................... United States 75,000 73,801
Senior Note, 7.25%, 8/15/30 ......................... United States 225,000 236,360
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 180,000 185,315
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 135,000 139,292
b
BAE Systems plc , Senior Bond , 144A, 5.3% , 3/26/34 ......... United Kingdom 595,000 616,802
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 91,000 85,713
Senior Bond, 6.125%, 2/15/33 ........................ United States 290,000 312,755
Senior Bond, 6.875%, 3/15/39 ........................ United States 110,000 124,653
Senior Bond, 5.875%, 2/15/40 ........................ United States 150,000 155,040
Senior Bond, 3.375%, 6/15/46 ........................ United States 215,000 153,325
Senior Note, 2.196%, 2/04/26 ........................ United States 1,388,000 1,377,663
Senior Note, 2.7%, 2/01/27 .......................... United States 340,000 333,195
Senior Note, 6.259%, 5/01/27 ........................ United States 174,000 179,102
Senior Note, 6.298%, 5/01/29 ........................ United States 1,760,000 1,868,296
b
Bombardier, Inc. ,
Senior Note, 144A, 7.875%, 4/15/27 ................... Canada 8,000 8,040
Senior Note, 144A, 7.5%, 2/01/29 ..................... Canada 30,000 31,309
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 185,000 199,734
Senior Note, 144A, 7.25%, 7/01/31 .................... Canada 30,000 31,839
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 65,000 68,018
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 155,000 161,945
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 345,000 351,357
Howmet Aerospace, Inc. ,
Senior Note, 3%, 1/15/29 ........................... United States 805,000 776,947
Senior Note, 4.85%, 10/15/31 ........................ United States 265,000 272,113
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ....................... United States 857,000 856,526
Senior Bond, 5.15%, 2/27/33 ......................... United States 110,000 113,970
Senior Bond, 4.875%, 10/15/40 ....................... United States 125,000 120,506
Spirit AeroSystems, Inc. ,
b
Secured Note, 144A, 9.75%, 11/15/30 .................. United States 335,000 368,850
Senior Bond, 4.6%, 6/15/28 .......................... United States 375,000 374,843
b
Senior Secured Note, 144A, 9.375%, 11/30/29 ........... United States 75,000 79,085
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 190,000 197,036
Senior Secured Note, 144A, 7.125%, 12/01/31 ........... United States 45,000 46,995
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 135,000 139,157
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 255,000 258,051
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 70,000 72,042
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 235,000 243,148
10,957,884
Automobile Components 0.1%
b
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 .................... United States 365,000 383,092
Senior Note, 144A, 7.5%, 2/15/33 ..................... United States 80,000 82,899
b,e
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 200,000 199,787
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 205,000 209,671

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 280,000 $ 241,161
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 240,000 243,644
b,f
IHO Verwaltungs GmbH ,
Senior Secured Note, 144A, PIK, 7.75%, 11/15/30 ......... Germany 200,000 209,415
Senior Secured Note, 144A, PIK, 8%, 11/15/32 ........... Germany 200,000 210,042
1,779,711
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 41,000 43,832
Senior Note, 144A, 4.875%, 11/01/27 .................. United States 395,000 399,501
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 775,000 821,785
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 215,000 220,911
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 100,000 100,243
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 107,000 110,379
b
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 275,000 295,383
1,992,034
Banks 1.7%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 4.988%
to 12/02/27, FRN thereafter , 12/03/28 ................... Netherlands 500,000 507,939
b
ANZ New Zealand Int'l Ltd. , Senior Bond , 144A, 3.45% , 7/17/27 New Zealand 200,000 197,921
b,g
Australia & New Zealand Banking Group Ltd. , Junior Sub. Bond ,
144A, 6.75% to 6/14/26, FRN thereafter , Perpetual ......... Australia 200,000 202,759
Banco Santander SA ,
Senior Non-Preferred Bond, 4.379%, 4/12/28 ............ Spain 400,000 401,128
Sub. Bond, 5.179%, 11/19/25 ........................ Spain 600,000 600,537
Sub. Bond, 3.225% to 8/21/31, FRN thereafter, 11/22/32 .... Spain 1,400,000 1,274,684
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 672,000 622,121
Senior Note, 1.734% to 7/21/26, FRN thereafter, 7/22/27 .... United States 2,328,000 2,281,756
h
Sub. Bond, FRN, 5.059%, (3-month SOFR + 1.022%), 9/15/26 United States 125,000 125,645
Sub. Bond, 6.11%, 1/29/37 .......................... United States 1,572,000 1,696,367
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 2,112,000 1,973,913
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 555,000 555,335
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 310,000 323,878
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 230,000 237,222
b
BNP Paribas SA ,
Sub. Bond, 144A, 4.375%, 5/12/26 .................... France 200,000 199,655
Sub. Bond, 144A, 2.588% to 8/11/30, FRN thereafter, 8/12/35 France 375,000 336,262
b
BPCE SA , Senior Non-Preferred Note , 144A, 5.975% to 1/17/26,
FRN thereafter , 1/18/27 ............................. France 1,000,000 1,003,825
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 590,000 594,272
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 280,000 290,522
Citigroup, Inc. ,
Senior Bond, 3.887% to 1/09/27, FRN thereafter, 1/10/28 ... United States 609,000 606,639
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 2,674,000 2,650,899
Senior Note, 4.503% to 9/10/30, FRN thereafter, 9/11/31 .... United States 735,000 735,567
Sub. Bond, 4.45%, 9/29/27 .......................... United States 776,000 779,361
Sub. Bond, 4.75%, 5/18/46 .......................... United States 415,000 369,004

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 525,000 $ 552,091
b
Credit Agricole SA , Sub. Bond , 144A, 4% to 1/09/28, FRN
thereafter , 1/10/33 ................................. France 250,000 246,303
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 530,000 533,134
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 1,137,000 1,180,817
Huntington Bancshares, Inc. , Sub. Bond , 2.487% to 8/14/31, FRN
thereafter , 8/15/36 ................................. United States 781,000 668,783
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 345,000 350,944
JPMorgan Chase & Co. ,
g
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter,
Perpetual ....................................... United States 127,000 125,762
h
W, Junior Sub. Bond, FRN, 5.473%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 368,000 323,061
Senior Bond, 3.782% to 1/31/27, FRN thereafter, 2/01/28 ... United States 140,000 139,408
Senior Note, 6.07% to 10/21/26, FRN thereafter, 10/22/27 ... United States 360,000 367,223
Sub. Bond, 3.625%, 12/01/27 ........................ United States 2,616,000 2,595,676
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 1,000,000 938,103
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 1,198,000 1,267,461
Lloyds Banking Group plc , Sub. Bond , 4.65% , 3/24/26 ........
United Kingdom 445,000 445,376
Mitsubishi UFJ Financial Group, Inc. ,
Senior Bond, 3.85%, 3/01/26 ......................... Japan 575,000 574,349
Senior Note, 5.159% to 4/23/30, FRN thereafter, 4/24/31 .... Japan 650,000 670,033
Morgan Stanley Bank NA , Senior Note , 5.016% to 1/11/28, FRN
thereafter , 1/12/29 ................................. United States 905,000 921,412
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 395,000 397,412
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 55,000 56,620
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 1,380,000 1,370,155
Santander UK Group Holdings plc , Senior Note , 6.833% to
11/20/25, FRN thereafter , 11/21/26 ..................... United Kingdom 1,300,000 1,303,895
Toronto-Dominion Bank (The) , Sub. Bond , 3.625% to 9/14/26,
FRN thereafter , 9/15/31 ............................. Canada 965,000 957,318
h
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 540,000 544,406
Truist Financial Corp. , Senior Note , 5.435% to 1/23/29, FRN
thereafter , 1/24/30 ................................. United States 340,000 351,868
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 1,227,000 1,058,086
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 .... United States 3,684,000 3,430,316
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 340,000 352,435
Westpac Banking Corp. ,
Senior Bond, 2.7%, 8/19/26 .......................... Australia 78,000 77,193
Sub. Bond, 2.963%, 11/16/40 ........................ Australia 359,000 275,007
40,641,858
Biotechnology 0.1%
AbbVie, Inc. , Senior Note , 4.8% , 3/15/29 ..................
United States 510,000 521,663
Amgen, Inc. ,
Senior Bond, 4.663%, 6/15/51 ........................ United States 512,000 447,572
Senior Bond, 5.65%, 3/02/53 ......................... United States 36,000 35,933

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
Amgen, Inc., (continued)
Senior Bond, 5.75%, 3/02/63 ......................... United States 230,000 $ 229,629
Senior Note, 5.15%, 3/02/28 ......................... United States 740,000 757,387
Senior Note, 5.25%, 3/02/30 ......................... United States 75,000 77,761
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 620,000 EUR 714,924
2,784,869
Broadline Retail 0.1%
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 140,000 152,432
b
Match Group Holdings II LLC , Senior Note , 144A, 4.625% ,
6/01/28 ......................................... United States 424,000 416,893
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 245,000 253,218
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 245,000 257,555
1,080,098
Building Products 0.2%
b
Builders FirstSource, Inc. ,
Senior Bond, 144A, 6.375%, 3/01/34 ................... United States 120,000 123,763
Senior Bond, 144A, 6.75%, 5/15/35 .................... United States 115,000 120,219
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 225,000 217,900
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 100,000 EUR 123,030
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 30,000 30,486
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 125,000 128,143
Johnson Controls International plc ,
Senior Bond, 4.95%, 7/02/64 ......................... United States 515,000 449,962
Senior Note, 3.9%, 2/14/26 .......................... United States 284,000 283,429
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 250,000 256,969
b
MIWD Holdco II LLC / MIWD Finance Corp. , Senior Note , 144A,
5.5% , 2/01/30 .................................... United States 265,000 258,803
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 85,000 88,438
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 170,000 176,226
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 225,000 237,810
b
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 280,000 287,573
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 270,000 273,862
b
Standard Industries, Inc. ,
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 305,000 292,626
Senior Bond, 144A, 3.375%, 1/15/31 ................... United States 90,000 81,580
Senior Note, Reg S, 2.25%, 11/21/26 .................. United States 131,923 EUR 154,126
3,584,945
Capital Markets 0.8%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ........................ United States 504,000 503,156
Senior Note, 2.15%, 7/15/26 ......................... United States 421,000 413,700
Senior Note, 7%, 1/15/27 ........................... United States 195,000 200,782
Senior Note, 2.875%, 6/15/27 ........................ United States 449,000 438,477
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 85,000 92,714

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
b
Blackstone Holdings Finance Co. LLC , Senior Bond , 144A, 1.6% ,
3/30/31 ......................................... United States 270,000 $ 234,075
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 193,000 189,395
Deutsche Bank AG , Senior Preferred Note , 1.686% , 3/19/26 ...
Germany 1,491,000 1,474,038
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 125,000 138,169
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 2,554,000 2,557,547
Sub. Bond, 5.95%, 1/15/27 .......................... United States 220,000 225,520
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 297,000 251,329
Senior Note, 4%, 9/15/27 ........................... United States 182,000 182,040
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 595,000 603,514
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 215,000 223,474
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 390,000 390,836
b
KKR Group Finance Co. III LLC , Senior Bond , 144A, 5.125% ,
6/01/44 ......................................... United States 340,000 323,060
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 377,000 402,533
Senior Note, 5.2%, 3/15/30 .......................... United States 401,000 410,021
Moody's Corp. ,
Senior Bond, 2%, 8/19/31 ........................... United States 962,000 845,913
Senior Bond, 5%, 8/05/34 ........................... United States 295,000 301,288
Morgan Stanley ,
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ... United States 2,599,000 2,576,754
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 680,000 694,729
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 389,000 396,817
Sub. Bond, 3.95%, 4/23/27 .......................... United States 817,000 815,465
Sub. Bond, 5.297% to 4/19/32, FRN thereafter, 4/20/37 ..... United States 150,000 152,221
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 677,000 646,442
Nasdaq, Inc. ,
Senior Bond, 5.55%, 2/15/34 ......................... United States 63,000 66,182
Senior Note, 5.35%, 6/28/28 ......................... United States 203,000 209,361
b
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 305,000 267,831
S&P Global, Inc. ,
Senior Bond, 2.5%, 12/01/29 ......................... United States 91,000 85,432
Senior Bond, 1.25%, 8/15/30 ......................... United States 188,000 163,861
Senior Note, 4.75%, 8/01/28 ......................... United States 86,000 87,635
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 185,000 190,571
b
UBS Group AG ,
Senior Bond, 144A, 3.869% to 1/11/28, FRN thereafter, 1/12/29 Switzerland 342,000 339,172
Senior Note, 144A, 1.305% to 2/01/26, FRN thereafter, 2/02/27 Switzerland 395,000 391,086
Senior Note, 144A, 5.428% to 2/07/29, FRN thereafter, 2/08/30 Switzerland 455,000 470,185
17,955,325
Chemicals 0.2%
b
Avient Corp. ,
Senior Note, 144A, 7.125%, 8/01/30 ................... United States 125,000 128,558
Senior Note, 144A, 6.25%, 11/01/31 ................... United States 100,000 101,627
Celanese US Holdings LLC ,
Senior Note, 1.4%, 8/05/26 .......................... United States 300,000 290,870
Senior Note, 6.665%, 7/15/27 ........................ United States 478,000 490,660

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 225,000 $ 238,781
CF Industries, Inc. ,
Senior Bond, 4.95%, 6/01/43 ......................... United States 435,000 400,542
b
Senior Bond, 144A, 4.5%, 12/01/26 .................... United States 396,000 396,797
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 230,000 243,057
Huntsman International LLC ,
Senior Bond, 4.5%, 5/01/29 .......................... United States 474,000 453,814
Senior Bond, 2.95%, 6/15/31 ......................... United States 252,000 212,716
b
Olympus Water US Holding Corp. ,
Senior Secured Note, Reg S, 3.875%, 10/01/28 ........... United States 105,000 EUR 123,248
Senior Secured Note, 144A, 9.75%, 11/15/28 ............ United States 215,000 225,777
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 95,000 97,132
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 160,000 161,420
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 210,000 225,145
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 200,000 196,258
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 255,000 249,392
b
SCIL IV LLC / SCIL USA Holdings LLC , Senior Secured Note ,
144A, 5.375% , 11/01/26 ............................. United States 200,000 200,005
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 415,000 416,631
b
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 300,000 169,769
b
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 150,000 139,543
5,161,742
Commercial Services & Supplies 0.2%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 305,000 320,058
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 314,000 312,893
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 130,000 133,237
b
GFL Environmental, Inc. , Senior Secured Note , 144A, 6.75% ,
1/15/31 ......................................... United States 70,000 73,337
b
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 United States 120,000 117,225
b
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 290,000 290,162
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 1,360,000 1,404,865
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 380,000 389,800
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 100,000 107,448
Waste Connections, Inc. ,
Senior Bond, 3.5%, 5/01/29 .......................... United States 497,000 488,717
Senior Bond, 3.2%, 6/01/32 .......................... United States 92,000 85,240
Senior Bond, 5%, 3/01/34 ........................... United States 220,000 224,750
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 323,000 331,803
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 235,000 244,000
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 100,000 104,360
4,627,895
Communications Equipment 0.1%
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 150,000 150,679
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 179,000 161,860

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment (continued)
Motorola Solutions, Inc., (continued)
Senior Bond, 5.55%, 8/15/35 ......................... United States 675,000 $ 703,574
Senior Note, 4.85%, 8/15/30 ......................... United States 205,000 208,993
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 225,000 211,421
1,436,527
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 110,000 114,985
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.65%, 7/21/27 ......................... Ireland 900,000 892,168
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 1,245,000 1,147,210
Senior Bond, 6.95% to 12/09/29, FRN thereafter, 3/10/55 ... Ireland 150,000 157,086
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 807,000 920,345
Senior Note, 4.75%, 6/09/27 ......................... United States 442,000 444,501
Senior Note, 2.2%, 11/02/28 ......................... United States 312,000 291,684
American Express Co. ,
Senior Bond, 5.667% to 4/24/35, FRN thereafter, 4/25/36 ... United States 805,000 850,904
Senior Note, 5.098% to 2/15/27, FRN thereafter, 2/16/28 .... United States 380,000 385,145
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 829,000 861,681
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 350,000 352,092
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 220,000 218,293
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 1,934,000 1,669,801
b
Encore Capital Group, Inc. ,
Senior Secured Note, 144A, 9.25%, 4/01/29 ............. United States 200,000 211,282
Senior Secured Note, 144A, 8.5%, 5/15/30 .............. United States 240,000 255,071
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 560,000 579,520
Ford Motor Credit Co. LLC , Senior Note , 4.125% , 8/17/27 .....
United States 220,000 216,446
General Motors Financial Co., Inc. , Senior Note , 4.9% , 10/06/29
United States 513,000 519,091
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 138,000 139,985
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 135,000 133,582
Senior Note, 7.5%, 5/15/31 .......................... United States 230,000 240,636
Senior Note, 7.125%, 11/15/31 ....................... United States 230,000 238,684
Senior Note, 6.5%, 3/15/33 .......................... United States 180,000 180,509
10,905,716
Consumer Staples Distribution & Retail 0.1%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 715,000 668,688
b
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 458,000 453,809
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 328,000 309,943
b
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 55,000 57,651
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 185,000 186,431
1,676,522

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging 0.2%
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc ,
Senior Note, Reg S, 3%, 9/01/29 ...................... United States 175,000 EUR $ 190,137
Senior Note, 144A, 4%, 9/01/29 ...................... United States 200,000 185,264
Berry Global, Inc. ,
Senior Secured Note, 1.57%, 1/15/26 .................. United States 809,000 802,108
Senior Secured Note, 1.65%, 1/15/27 .................. United States 273,000 264,555
Senior Secured Note, 5.5%, 4/15/28 ................... United States 23,000 23,658
b
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 21,000 21,003
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 290,000 297,713
b
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 250,000 250,876
b
Graphic Packaging International LLC ,
Senior Note, Reg S, 2.625%, 2/01/29 .................. United States 150,000 EUR 171,100
Senior Note, 144A, 3.5%, 3/01/29 ..................... United States 155,000 147,071
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ................... United States 185,000 185,580
Senior Secured Note, 144A, 7.875%, 4/15/27 ............ United States 275,000 278,039
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 465,000 455,946
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 690,000 791,480
Senior Bond, 7.95%, 2/15/31 ......................... United States 154,000 178,117
4,242,647
Distributors 0.0%
†
b
American Builders & Contractors Supply Co., Inc. ,
Senior Note, 144A, 3.875%, 11/15/29 .................. United States 225,000 213,683
Senior Secured Note, 144A, 4%, 1/15/28 ................ United States 155,000 152,026
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 155,000 162,309
528,018
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 100,000 92,751
Diversified REITs 0.1%
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% ,
1/15/32 ......................................... United States 336,000 302,565
VICI Properties LP ,
Senior Note, 4.75%, 2/15/28 ......................... United States 658,000 663,666
Senior Note, 5.125%, 11/15/31 ....................... United States 615,000 624,348
b
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 263,000 260,208
1,850,787
Diversified Telecommunication Services 0.5%
b
Altice France SA ,
Senior Secured Note, 144A, 5.5%, 1/15/28 .............. France 200,000 177,000
Senior Secured Note, 144A, 5.125%, 7/15/29 ............ France 200,000 171,810
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 804,000 684,943
Senior Bond, 4.75%, 5/15/46 ......................... United States 1,045,000 933,802
Senior Bond, 3.55%, 9/15/55 ......................... United States 2,055,000 1,417,253
Senior Note, 4.1%, 2/15/28 .......................... United States 165,000 164,900
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 180,000 178,936

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
b
CCO Holdings LLC / CCO Holdings Capital Corp., (continued)
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 1,255,000 $ 1,205,235
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 160,000 147,497
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 240,000 222,148
Deutsche Telekom International Finance BV , Senior Bond , 8.75% ,
6/15/30 ......................................... Germany 435,000 512,873
b
Frontier Communications Holdings LLC ,
Senior Secured Note, 144A, 5.875%, 10/15/27 ........... United States 165,000 165,022
Senior Secured Note, 144A, 8.75%, 5/15/30 ............. United States 170,000 177,728
b
Maya SAS , Senior Secured Note , 144A, 7% , 4/15/32 ......... France 200,000 204,211
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 455,000 489,509
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ......
Spain 1,130,000 970,684
Verizon Communications, Inc. ,
Senior Bond, 4.4%, 11/01/34 ......................... United States 755,000 728,579
Senior Bond, 3.7%, 3/22/61 .......................... United States 957,000 674,692
b
Senior Bond, 144A, 5.401%, 7/02/37 ................... United States 2,010,000 2,042,964
Senior Note, 2.1%, 3/22/28 .......................... United States 360,000 343,432
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 200,000 188,744
11,801,962
Electric Utilities 0.6%
American Electric Power Co., Inc. , J , Senior Bond , 4.3% ,
12/01/28 ........................................ United States 1,094,000 1,099,270
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 181,000 162,482
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 265,000 271,798
Commonwealth Edison Co. , Senior Bond , 5.9% , 3/15/36 ......
United States 133,000 142,986
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 416,000 409,506
Senior Bond, 4.2%, 6/15/49 .......................... United States 781,000 629,484
Duke Energy Indiana LLC , Senior Bond , 6.45% , 4/01/39 ......
United States 210,000 235,427
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 427,000 422,203
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 540,000 536,508
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 169,000 171,433
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 680,000 692,718
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 75,000 77,056
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 265,000 259,689
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.45% ,
3/15/35 ......................................... United States 1,645,000 1,702,340
b
NRG Energy, Inc. ,
g
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 215,000 235,032
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 255,000 261,558
e
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 470,000 470,361
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 5.3%, 6/01/42 ................... United States 175,000 173,361
Senior Secured Bond, 3.75%, 4/01/45 .................. United States 760,000 602,485
Pacific Gas and Electric Co. ,
Senior Note, 2.1%, 8/01/27 .......................... United States 99,000 95,188
Senior Note, 6.1%, 1/15/29 .......................... United States 1,000,000 1,046,453
Senior Note, 5.55%, 5/15/29 ......................... United States 670,000 689,932

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 150,000 $ 154,370
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 300,000 296,031
Public Service Electric and Gas Co. , Senior Bond , 5.5% , 3/01/40
United States 160,000 165,307
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 425,000 442,102
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 5%, 7/31/27 ...................... United States 155,000 154,603
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 225,000 238,257
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 150,000 156,991
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 387,000 384,181
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 415,000 437,863
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 340,000 338,833
13,155,808
Electrical Equipment 0.0%
†
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 185,000 EUR 214,390
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 225,000 227,162
441,552
Electronic Equipment, Instruments & Components 0.0%
†
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 260,000 249,074
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 355,000 341,734
590,808
Energy Equipment & Services 0.1%
b
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 100,000 102,738
Senior Note, 144A, 7.25%, 2/15/29 .................... United States 230,000 238,829
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 175,000 178,290
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 375,000 349,526
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 48,923 50,360
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 320,000 271,256
b
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 75,000 78,970
b
Transocean Poseidon Ltd. , Senior Secured Note , 144A, 6.875% ,
2/01/27 ......................................... United States 96,750 96,944
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 109,286 112,270
b
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 345,000 352,920
e
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 255,000 255,337
2,087,440
Entertainment 0.2%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 590,000 613,275
b
Cinemark USA, Inc. , Senior Note , 144A, 5.25% , 7/15/28 ...... United States 185,000 184,140
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 120,000 121,211
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 135,000 142,380
b
Senior Bond, Reg S, 3.875%, 11/15/29 ................. United States 725,000 EUR 887,882
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 878,000 919,009
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 135,000 GBP 183,040

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Walt Disney Co. (The) , Senior Bond , 7.75% , 12/01/45 ........
United States 382,000 $ 499,340
Warnermedia Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 .....
United States 310,000 247,673
3,797,950
Financial Services 0.2%
b
Boost Newco Borrower LLC , Senior Secured Note , 144A, 7.5% ,
1/15/31 ......................................... United States 230,000 244,177
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 402,000 396,051
b
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 285,000 286,405
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 210,000 234,441
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 385,000 403,857
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 85,000 87,070
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 305,000 322,333
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 280,000 293,075
b
Nationstar Mortgage Holdings, Inc. ,
Senior Bond, 144A, 5.75%, 11/15/31 ................... United States 320,000 324,409
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 240,000 251,212
b
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 235,000 243,753
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 150,000 155,049
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 450,000 464,742
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 530,000 537,680
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 490,000 506,262
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 300,000 310,009
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 100,000 EUR 122,483
5,183,008
Food Products 0.2%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 94,000 88,080
b,f
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 93,776 96,272
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 240,000 250,559
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 200,000 200,482
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 183,000 175,531
b
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co. , Senior Bond , 144A, 5.5% , 1/15/36 . United States 1,015,000 1,037,163
b
JDE Peet's NV , Senior Note , 144A, 1.375% , 1/15/27 ......... Netherlands 150,000 144,386
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 24,000 21,051
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 99,000 113,481
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 125,000 139,544
Senior Bond, 4.625%, 10/01/39 ....................... United States 125,000 114,444
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 95,000 96,435
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 80,000 81,093
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 50,000 51,033
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 645,000 653,026
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 52,000 52,805

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
b
Mars, Inc., (continued)
Senior Note, 144A, 5%, 3/01/32 ...................... United States 830,000 $ 849,499
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 105,000 107,379
4,272,263
Gas Utilities 0.0%
†
Southern California Gas Co. , Senior Bond , 5.05% , 9/01/34 ....
United States 250,000 254,500
Ground Transportation 0.2%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 1,000,000 1,000,319
Senior Bond, 144A, 2.45%, 8/12/31 .................... United Kingdom 280,000 248,487
Senior Note, 144A, 4.25%, 11/01/29 ................... United Kingdom 255,000 251,600
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 170,000 176,869
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 446,000 378,633
b
ERAC USA Finance LLC , Senior Bond , 144A, 3.3% , 12/01/26 .. United States 143,000 141,631
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 216,000 213,823
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 255,000 255,724
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 595,000 609,537
b
SMBC Aviation Capital Finance DAC ,
Senior Bond, 144A, 5.7%, 7/25/33 ..................... Ireland 200,000 209,305
Senior Note, 144A, 5.3%, 4/03/29 ..................... Ireland 917,000 942,061
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 375,000 388,468
4,816,457
Health Care Equipment & Supplies 0.1%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 135,000 140,864
b,h
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. , Senior
Secured Note , 144A, FRN , 5.872% , ( 3-month EURIBOR +
3.875% ), 1/15/31 .................................. United States 100,000 EUR 119,201
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 731,000 685,269
DH Europe Finance II SARL , Senior Bond , 3.4% , 11/15/49 ....
United States 333,000 245,793
GE HealthCare Technologies, Inc. ,
Senior Note, 5.65%, 11/15/27 ........................ United States 230,000 237,091
Senior Note, 4.8%, 8/14/29 .......................... United States 480,000 489,772
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 45,000 46,824
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 145,000 143,853
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 255,000 246,121
2,354,788
Health Care Providers & Services 0.3%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 340,000 307,887
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 200,000 212,069
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 235,000 241,051
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 215,000 223,521
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 380,000 399,548
Senior Bond, 4.78%, 3/25/38 ......................... United States 253,000 237,230
Senior Note, 5%, 9/15/32 ........................... United States 687,000 695,679

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 580,000 $ 599,619
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 45,000 46,442
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 116,000 116,243
Senior Bond, 4.125%, 6/15/29 ........................ United States 242,000 239,969
Senior Note, 5.45%, 4/01/31 ......................... United States 700,000 727,803
Senior Note, 3.625%, 3/15/32 ........................ United States 815,000 764,810
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 310,000 316,449
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 450,000 444,685
Tenet Healthcare Corp. ,
Senior Secured Note, 4.25%, 6/01/29 .................. United States 190,000 185,716
Senior Secured Note, 6.125%, 6/15/30 ................. United States 300,000 304,202
UnitedHealth Group, Inc. , Senior Bond , 3.95% , 10/15/42 ......
United States 512,000 430,390
6,493,313
Health Care REITs 0.0%
†
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 500,000 531,664
Health Care Technology 0.0%
†
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 355,000 352,399
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 630,000 648,516
1,000,915
Hotel & Resort REITs 0.0%
†
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 70,000 72,266
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 265,000 272,641
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 140,000 144,279
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 80,000 82,298
571,484
Hotels, Restaurants & Leisure 0.4%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 250,000 235,867
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 410,000 395,583
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 370,000 354,038
Senior Note, 144A, 6%, 10/15/32 ..................... United States 120,000 118,270
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 115,000 118,363
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 590,000 590,000
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 295,000 301,388
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 275,000 281,980
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 255,000 259,827
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 130,000 133,337
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 547,000 539,534
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 235,000 234,949
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 350,000 328,688
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 245,000 242,449
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 485,000 491,826

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp. ,
Senior Bond, 4.85%, 3/15/26 ......................... United States 641,000 $ 641,527
Senior Note, 5.75%, 1/30/27 ......................... United States 272,000 277,210
b
Light & Wonder International, Inc. ,
Senior Note, 144A, 7.25%, 11/15/29 ................... United States 375,000 385,142
Senior Note, 144A, 7.5%, 9/01/31 ..................... United States 45,000 46,833
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 795,000 737,089
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 325,000 337,930
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 140,000 149,146
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 95,000 97,760
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 115,000 115,667
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 245,000 245,015
b,e
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 185,000 186,765
Royal Caribbean Cruises Ltd. ,
e
Senior Bond, 5.375%, 1/15/36 ........................ United States 140,000 140,871
b
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 175,000 178,569
b
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 50,000 51,635
b
Senior Note, 144A, 6%, 2/01/33 ...................... United States 400,000 410,352
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 235,000 218,649
b
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 175,000 179,893
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 100,000 100,571
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 250,000 268,514
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 425,000 457,798
9,853,035
Household Durables 0.1%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 245,000 247,323
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 145,000 146,722
Senior Bond, 5.5%, 10/15/35 ......................... United States 150,000 155,622
Senior Note, 1.3%, 10/15/26 ......................... United States 1,056,000 1,026,962
b
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 100,000 102,607
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 150,000 153,881
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 295,000 309,881
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 100,000 99,330
Senior Note, 6.625%, 5/15/32 ........................ United States 135,000 133,570
b
Taylor Morrison Communities, Inc. ,
Senior Bond, 144A, 5.125%, 8/01/30 ................... United States 175,000 174,597
Senior Note, 144A, 5.875%, 6/15/27 ................... United States 90,000 91,168
Senior Note, 144A, 5.75%, 1/15/28 .................... United States 115,000 116,703
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 221,000 221,707
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 200,000 196,007
3,176,080

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 100,000 $ 96,037
Independent Power and Renewable Electricity Producers 0.1%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 210,000 220,117
AES Corp. (The) ,
Senior Note, 1.375%, 1/15/26 ........................ United States 320,000 317,079
Senior Note, 5.45%, 6/01/28 ......................... United States 230,000 235,625
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 180,000 192,541
b
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 155,000 154,644
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 340,000 351,498
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 45,000 44,404
A, Senior Note, 4.25%, 10/01/30 ...................... United States 180,000 179,004
b,g
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ....................................... United States 95,000 97,243
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ....................................... United States 190,000 193,040
1,985,195
Industrial REITs 0.0%
†
Prologis LP ,
Senior Bond, 2.25%, 4/15/30 ......................... United States 236,000 217,569
Senior Note, 2.125%, 4/15/27 ........................ United States 106,000 103,115
320,684
Insurance 0.4%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 275,000 288,935
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 275,000 286,696
b
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 410,000 417,421
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 340,000 339,599
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 85,000 87,693
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 360,000 372,246
b
Athene Global Funding ,
Secured Note, 144A, 5.349%, 7/09/27 .................. United States 540,000 550,288
Secured Note, 144A, 1.985%, 8/19/28 .................. United States 905,000 850,163
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 360,000 371,346
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 176,000 158,905
Senior Bond, 2.85%, 10/15/50 ........................ United States 812,000 533,299
Brown & Brown, Inc. ,
Senior Note, 4.7%, 6/23/28 .......................... United States 170,000 171,715
Senior Note, 4.9%, 6/23/30 .......................... United States 400,000 405,693
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ......
United States 210,000 213,738
b
CNO Global Funding ,
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 240,000 243,200
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 304,000 287,787
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 378,000 385,814
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 315,000 323,651
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 719,000 728,741
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 110,000 115,657

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Marsh & McLennan Cos., Inc. , Senior Bond , 4.375% , 3/15/29 ..
United States 393,000 $ 396,706
b
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 300,000 336,039
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 435,000 451,615
8,316,947
Interactive Media & Services 0.0%
†
Meta Platforms, Inc. , Senior Bond , 5.4% , 8/15/54 ...........
United States 431,000 426,159
IT Services 0.0%
†
b
Ahead DB Holdings LLC , Senior Note , 144A, 6.625% , 5/01/28 .. United States 40,000 40,056
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 535,000 520,414
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 200,000 209,658
b
Gartner, Inc. , Senior Note , 144A, 3.75% , 10/01/30 ........... United States 155,000 146,422
916,550
Leisure Products 0.0%
†
b
Mattel, Inc. , Senior Note , 144A, 3.375% , 4/01/26 ............ United States 100,000 99,299
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 186,000 186,916
Machinery 0.1%
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 555,000 574,427
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 85,000 91,142
b
Daimler Truck Finance North America LLC , Senior Note , 144A,
5.125% , 9/25/27 ................................... Germany 480,000 487,971
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 263,000 265,285
Otis Worldwide Corp. , Senior Note , 2.565% , 2/15/30 .........
United States 298,000 277,561
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 150,000 147,853
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 185,000 188,610
2,032,849
Media 0.5%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 75,000 75,745
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 730,000 578,557
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 327,000 215,879
Senior Secured Note, 2.25%, 1/15/29 .................. United States 731,000 679,980
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 105,000 104,902
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 140,000 147,105
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 400,000 418,514
Comcast Corp. ,
Senior Bond, 3.999%, 11/01/49 ....................... United States 307,000 236,956
Senior Bond, 3.45%, 2/01/50 ......................... United States 557,000 389,713
Senior Bond, 2.987%, 11/01/63 ....................... United States 189,000 108,016
b
CSC Holdings LLC , Senior Note , 144A, 11.75% , 1/31/29 ...... United States 245,000 206,184
b
Directv Financing LLC ,
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 210,000 207,684
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 95,000 94,297

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 41,000 $ 40,985
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 200,000 199,856
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 260,000 250,491
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 340,000 374,323
b
EW Scripps Co. (The) , Senior Secured Note , 144A, 9.875% ,
8/15/30 ......................................... United States 500,000 469,782
b
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 340,000 347,654
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 290,000 218,046
Senior Secured Note, 144A, 7.25%, 8/15/33 ............. United States 100,000 99,158
Interpublic Group of Cos., Inc. (The) , Senior Bond , 4.65% ,
10/01/28 ........................................ United States 1,275,000 1,285,544
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 360,000 366,941
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 125,000 125,033
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 300,000 311,944
b
News Corp. , Senior Bond , 144A, 5.125% , 2/15/32 ........... United States 119,000 118,372
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 150,000 146,531
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 155,000 149,102
Senior Note, 144A, 5%, 8/15/27 ...................... United States 45,000 44,810
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 135,000 142,519
Paramount Global ,
Senior Bond, 2.9%, 1/15/27 .......................... United States 169,000 165,592
Senior Bond, 4.2%, 6/01/29 .......................... United States 175,000 172,083
Senior Note, 3.7%, 6/01/28 .......................... United States 123,000 120,369
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 580,000 595,704
b
Sirius XM Radio LLC ,
Senior Bond, 144A, 3.875%, 9/01/31 ................... United States 275,000 249,399
Senior Note, 144A, 4%, 7/15/28 ...................... United States 100,000 96,710
TCI Communications, Inc. , Senior Bond , 7.125% , 2/15/28 .....
United States 328,000 349,775
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 249,000 292,224
b
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 235,000 250,629
b
VZ Secured Financing BV , Senior Secured Note , 144A, 5% ,
1/15/32 ......................................... Netherlands 510,000 461,761
b
Ziggo Bond Co. BV , Senior Bond , 144A, 5.125% , 2/28/30 ..... Netherlands 220,000 199,618
11,108,487
Metals & Mining 0.2%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 400,000 449,592
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 222,000 222,267
b
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 190,000 192,131
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 115,000 118,572
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 85,000 80,286
Senior Note, 4.125%, 1/15/30 ........................ United States 170,000 163,245
b
Constellium SE , Senior Note , 144A, 6.375% , 8/15/32 ........ United States 265,000 271,093
b
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 6.125% ,
4/15/32 ......................................... Australia 205,000 211,992

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
b
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ...................... Australia 340,000 $ 338,549
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 668,000 609,741
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 265,000 275,924
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 215,000 216,930
b,e
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 130,000 131,764
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 130,000 125,514
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 50,000 45,626
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 195,000 202,372
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 305,000 308,376
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 230,000 223,233
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 110,000 114,086
4,301,293
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 265,000 254,880
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 220,000 225,023
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 255,000 223,070
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 515,000 520,365
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 320,000 324,892
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 258,000 253,399
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 1,595,000 1,600,885
3,147,634
Oil, Gas & Consumable Fuels 0.7%
Cenovus Energy, Inc. , Senior Bond , 6.75% , 11/15/39 .........
Canada 25,000 27,645
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 1,715,000 1,709,996
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 225,000 238,160
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 405,000 410,697
Devon Energy Corp. , Senior Bond , 7.95% , 4/15/32 ..........
United States 170,000 198,088
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 122,000 122,060
Energy Transfer LP ,
g
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 1,375,000 1,374,263
Senior Bond, 3.75%, 5/15/30 ......................... United States 1,308,000 1,270,439
Senior Note, 5.5%, 6/01/27 .......................... United States 86,000 87,526
Expand Energy Corp. ,
Senior Bond, 4.75%, 2/01/32 ......................... United States 545,000 535,845
b
Senior Note, 144A, 6.75%, 4/15/29 .................... United States 545,000 550,735
b
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 440,000 451,334
b
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 90,000 92,877
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 240,000 252,231
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 300,000 308,936

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 580,000 $ 674,803
Senior Note, 5%, 2/01/29 ........................... United States 410,000 419,370
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 485,000 488,185
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 295,000 298,029
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 236,000 265,221
Senior Bond, 6.2%, 3/15/40 .......................... United States 705,000 717,042
Senior Note, 8.5%, 7/15/27 .......................... United States 185,000 194,142
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 920,000 920,775
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 295,000 301,614
b
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 250,000 244,313
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 135,000 135,053
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 500,000 505,886
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 425,000 421,927
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 400,000 407,427
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 202,000 202,640
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 325,000 318,279
b
Venture Global LNG, Inc. ,
g
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 260,000 257,863
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 230,000 253,609
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 300,000 315,203
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 210,000 228,763
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 65,000 73,407
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 175,000 185,990
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 65,000 71,866
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 110,000 115,861
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 222,000 225,850
Senior Note, 4.9%, 8/01/30 .......................... United States 275,000 277,268
b
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ....... United States 245,000 237,998
b
Vnom Sub, Inc. , Senior Note , 144A, 5.375% , 11/01/27 ........ United States 70,000 70,056
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 321,000 333,314
16,792,586
Paper & Forest Products 0.0%
†
b
Magnera Corp. ,
Senior Note, 144A, 4.75%, 11/15/29 ................... United States 105,000 93,050
Senior Secured Note, 144A, 7.25%, 11/15/31 ............ United States 25,000 23,544
Mercer International, Inc. ,
Senior Note, 5.125%, 2/01/29 ........................ Germany 190,000 140,215
b
Senior Note, 144A, 12.875%, 10/01/28 ................. Germany 125,000 113,913
370,722
Passenger Airlines 0.1%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 .............. United States 57,500 57,574
Senior Secured Note, 144A, 5.75%, 4/20/29 ............. United States 230,000 231,053
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 425,000 425,411

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 250,000 $ 263,128
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 270,000 266,070
1,243,236
Personal Care Products 0.1%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 225,000 220,536
Senior Secured Note, 144A, 6.625%, 7/15/30 ............ United States 140,000 143,236
Kenvue, Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 85,000 86,268
Senior Note, 4.9%, 3/22/33 .......................... United States 480,000 488,139
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 610,000 625,632
1,563,811
Pharmaceuticals 0.4%
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 200,000 205,169
Bristol-Myers Squibb Co. , Senior Note , 4.9% , 2/22/29 ........
United States 565,000 580,285
Eli Lilly & Co. ,
Senior Bond, 4.875%, 2/27/53 ........................ United States 261,000 243,606
Senior Note, 4.75%, 2/12/30 ......................... United States 562,000 576,727
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 120,000 128,894
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 805,000 646,574
Novartis Capital Corp. , Senior Bond , 4% , 11/20/45 ..........
United States 994,000 843,082
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 1,441,000 1,456,236
Senior Bond, 5.3%, 5/19/53 .......................... United States 171,000 165,370
Senior Note, 4.45%, 5/19/28 ......................... United States 131,000 132,514
b
Roche Holdings, Inc. , Senior Bond , 144A, 4% , 11/28/44 ...... United States 1,210,000 1,031,529
Royalty Pharma plc ,
Senior Bond, 5.2%, 9/25/35 .......................... United States 415,000 414,807
Senior Note, 5.15%, 9/02/29 ......................... United States 520,000 533,718
Senior Note, 4.45%, 3/25/31 ......................... United States 55,000 54,558
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 420,000 EUR 506,803
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 5.125%, 5/09/29 ........................ Israel 465,000 467,889
Senior Note, 8.125%, 9/15/31 ........................ Israel 200,000 228,924
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 565,000 544,077
Zoetis, Inc. ,
Senior Bond, 3%, 9/12/27 ........................... United States 242,000 237,816
Senior Bond, 2%, 5/15/30 ........................... United States 160,000 145,549
9,144,127
Professional Services 0.0%
†
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 340,000 351,152
Real Estate Management & Development 0.0%
†
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 165,800 167,923
Semiconductors & Semiconductor Equipment 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd. ,
Senior Note, 3.875%, 1/15/27 ........................ United States 783,000 782,732

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp. / Broadcom Cayman Finance Ltd., (continued)
Senior Note, 3.5%, 1/15/28 .......................... United States 2,010,000 $ 1,987,175
Broadcom, Inc. ,
b
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 107,000 91,353
Senior Note, 5.05%, 7/12/29 ......................... United States 545,000 561,519
Senior Note, 5.05%, 4/15/30 ......................... United States 275,000 284,510
Senior Note, 4.2%, 10/15/30 ......................... United States 115,000 114,833
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 6.15% ,
1/25/32 ......................................... United States 200,000 213,931
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 1,270,000 1,225,549
Marvell Technology, Inc. , Senior Note , 4.75% , 7/15/30 ........
United States 190,000 192,540
5,454,142
Software 0.2%
Cadence Design Systems, Inc. , Senior Note , 4.3% , 9/10/29 ....
United States 505,000 508,425
b
Cloud Software Group, Inc. ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 140,000 145,368
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 195,000 196,973
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 315,000 292,558
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 ........................ United States 418,000 383,918
Senior Bond, 5.375%, 7/15/40 ........................ United States 199,000 195,331
Senior Bond, 3.65%, 3/25/41 ......................... United States 412,000 330,152
Senior Bond, 4%, 11/15/47 .......................... United States 1,759,000 1,364,138
Senior Note, 4.45%, 9/26/30 ......................... United States 165,000 164,957
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 215,000 209,642
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 674,000 590,420
Synopsys, Inc. , Senior Note , 4.85% , 4/01/30 ...............
United States 510,000 519,633
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 295,000 304,614
5,206,129
Specialized REITs 0.3%
American Tower Corp. ,
Senior Bond, 3.55%, 7/15/27 ......................... United States 788,000 780,641
Senior Bond, 2.9%, 1/15/30 .......................... United States 413,000 389,428
Senior Bond, 2.7%, 4/15/31 .......................... United States 724,000 660,935
Senior Note, 2.75%, 1/15/27 ......................... United States 844,000 829,392
Senior Note, 4.9%, 3/15/30 .......................... United States 210,000 214,238
Crown Castle, Inc. ,
Senior Bond, 3.7%, 6/15/26 .......................... United States 187,000 186,267
Senior Bond, 3.65%, 9/01/27 ......................... United States 591,000 585,000
Senior Bond, 3.8%, 2/15/28 .......................... United States 450,000 444,876
Senior Note, 1.05%, 7/15/26 ......................... United States 385,000 375,505
Equinix, Inc. ,
Senior Bond, 3.2%, 11/18/29 ......................... United States 266,000 254,837
Senior Note, 2.9%, 11/18/26 ......................... United States 1,563,000 1,540,128
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 480,000 489,967
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 555,000 564,857
7,316,071
Specialty Retail 0.1%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 440,000 458,349
b,f
Carvana Co. , Senior Secured Note , 144A, PIK, 9% , 6/01/31 ... United States 214,000 242,455
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....
United States 430,000 394,095

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
Home Depot, Inc. (The) ,
Senior Bond, 4.95%, 6/25/34 ......................... United States 397,000 $ 406,702
Senior Bond, 5.3%, 6/25/54 .......................... United States 397,000 388,826
b
Specialty Building Products Holdings LLC / SBP Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 10/15/29 ............. United States 120,000 122,009
b
White Cap Buyer LLC , Senior Note , 144A, 6.875% , 10/15/28 ... United States 430,000 429,114
2,441,550
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. ,
Senior Bond, 3.85%, 5/04/43 ......................... United States 556,000 474,783
Senior Bond, 4.375%, 5/13/45 ........................ United States 1,550,000 1,403,180
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 835,000 839,759
Senior Note, 4.85%, 10/15/31 ........................ United States 210,000 212,266
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 90,000 78,269
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 270,000 275,377
3,283,634
Textiles, Apparel & Luxury Goods 0.1%
b
Beach Acquisition Bidco LLC ,
f
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 300,000 324,349
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 205,000 EUR 247,304
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 160,000 153,559
b
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 345,000 365,630
b
Levi Strauss & Co. , Senior Bond , 144A, 3.5% , 3/01/31 ....... United States 385,000 357,941
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 60,000 61,151
b
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 160,000 160,202
1,670,136
Tobacco 0.1%
BAT Capital Corp. , Senior Note , 4.625% , 3/22/33 ...........
United Kingdom 370,000 366,311
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 806,000 833,303
Senior Note, 4.375%, 4/30/30 ........................ United States 120,000 120,593
Senior Note, 4.75%, 11/01/31 ........................ United States 380,000 386,740
1,706,947
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
Senior Note, 5.85%, 12/15/27 ........................ United States 110,000 113,330
Senior Note, 2.1%, 9/01/28 .......................... United States 252,000 235,779
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 265,000 259,785
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 220,000 233,084
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 155,000 167,539
b
Foundation Building Materials, Inc. , Senior Note , 144A, 6% ,
3/01/29 ......................................... United States 280,000 283,986
b
Herc Holdings, Inc. ,
Senior Note, 144A, 5.5%, 7/15/27 ..................... United States 240,000 239,579
Senior Note, 144A, 6.625%, 6/15/29 ................... United States 130,000 133,673
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 240,000 233,640
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 445,000 461,864

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 195,000 $ 203,009
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 55,000 56,696
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 265,000 275,724
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 110,000 114,107
3,011,795
Transportation Infrastructure 0.0%
†
b,g
DP World Salaam , Junior Sub. Bond , Reg S, 6% to 12/31/25,
FRN thereafter , Perpetual ...........................
United Arab
Emirates 620,000 621,156
Wireless Telecommunication Services 0.3%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 570,000 600,013
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 1,430,000 1,457,627
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 ........................ United States 155,000 142,950
Senior Bond, 2.25%, 11/15/31 ........................ United States 1,231,000 1,083,275
Senior Bond, 5.05%, 7/15/33 ......................... United States 24,000 24,523
Senior Note, 3.75%, 4/15/27 ......................... United States 1,210,000 1,203,311
Senior Note, 4.95%, 3/15/28 ......................... United States 660,000 672,787
Senior Note, 3.375%, 4/15/29 ........................ United States 340,000 330,186
Senior Note, 3.875%, 4/15/30 ........................ United States 119,000 116,724
Senior Note, 5.125%, 5/15/32 ........................ United States 351,000 361,333
Senior Note, 6.7%, 12/15/33 ......................... United States 45,000 50,342
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 335,000 357,221
6,400,292
Total Corporate Bonds (Cost $284,668,650) ...................................
281,735,680
i
Senior Floating Rate Interests 0.4%
Aerospace & Defense 0.0%
†
j
TransDigm, Inc., First Lien, CME Term Loan, K, 6.252%, (3-month
SOFR + 2.25%), 3/22/30 ............................ United States 210,000 210,030
Air Freight & Logistics 0.0%
†
j
Rand Parent LLC, First Lien, CME Term Loan, B, 7.296%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 179,466 178,953
Automobile Components 0.0%
†
j
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 8.18%, (1-month SOFR + 3.75%), 10/04/28 ......... United States 153,745 151,841
Broadline Retail 0.0%
†
e,j
Peer Holding III BV, First Lien, CME Term Loan, B, 6.017%,
(12-month SOFR + 2.25%), 9/27/32 .................... Netherlands 150,882 151,212
Capital Markets 0.0%
†
e,j
Jane Street Group LLC, First Lien, Extended CME Term Loan,
6.199%, (3-month SOFR + 2%), 12/15/31 ................ United States 330,000 328,041
j
Chemicals 0.1%
Albaugh LLC, First Lien, Initial CME Term Loan, 7.913%,
(1-month SOFR + 3.75%), 4/06/29 ..................... United States 199,483 199,878
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.701%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 183,529 181,786

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Chemicals (continued)
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 7.5%, (1-month SOFR + 3.25%), 4/03/28 .... Netherlands 256,184 $ 256,932
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.424%, (1-month SOFR + 3.25%), 4/03/28 .. Netherlands 93,346 93,536
e
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.517%, (12-month SOFR + 1.75%), 9/17/32 ............. United States 75,630 75,820
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan,
8.728%, (3-month SOFR + 4.25%), 4/23/29 .............. United States 102,151 82,794
890,746
a a a a a a
j
Commercial Services & Supplies 0.0%
†
e
Clean Harbors, Inc., First Lien, CME Term Loan, 5.259%,
(12-month SOFR + 1.5%), 9/24/32 ..................... United States 329,536 331,184
e
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 6.005%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 330,000 327,396
658,580
a a a a a a
Communications Equipment 0.0%
†
e,j
CommScope, Inc., First Lien, Initial CME Term Loan, 8.913%,
(1-month SOFR + 4.75%), 12/18/29 .................... United States 290,000 293,922
j
Containers & Packaging 0.0%
†
d,e
Kleopatra Finco SARL, First Lien, USD CME Term Loan, B,
14.157%, (1-month SOFR + 10%), 10/27/25 .............. Luxembourg 15,160 13,517
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B, 9.019%, (6-month SOFR + 4.725%), 2/12/26 ...... Luxembourg 148,816 74,362
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B, 6.509%, (12-month SOFR + 2.75%), 9/27/32 ...... United States 163,205 163,103
250,982
a a a a a a
Distributors 0.0%
†
e,j
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.002%, (3-month SOFR + 4%), 11/30/30 ........... United States 179,814 178,253
Entertainment 0.0%
†
e,j
Playtika Holding Corp., First Lien, CME Term Loan, B1, 7.028%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 329,138 324,550
Financial Services 0.0%
†
e,j
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
6.05%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 330,000 328,350
Food Products 0.0%
†
e,j
Froneri International Ltd., First Lien, CME Term Loan, 6.594%,
(12-month SOFR + 2.5%), 7/16/32 ..................... United Kingdom 296,722 296,451
j
Health Care Equipment & Supplies 0.1%
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan, 8.413%, (1-month SOFR + 4.25%), 1/15/31 ......... United States 207,388 207,777
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 6.163%, (1-month SOFR + 2%), 10/23/28 ........... United States 452,091 452,541
660,318
a a a a a a
j
Hotels, Restaurants & Leisure 0.1%
e
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.913%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 330,000 329,312

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Hotels, Restaurants & Leisure (continued)
e
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 6.413%, (1-month SOFR + 2.25%), 2/06/30 ... United States 330,000 $ 329,912
e
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.413%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 296,175 296,083
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
8.753%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 27,754 26,835
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.036%, (3-month SOFR + 2.75%), 4/04/29 . United States 113,848 113,041
1,095,183
a a a a a a
Household Products 0.0%
†
e,j
Energizer Holdings, Inc., First Lien, Initial CME Term Loan,
6.135%, (1-month SOFR + 2%), 3/19/32 ................ United States 206,483 207,170
IT Services 0.0%
†
j
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
7.255%, (1-month SOFR + 3%), 6/27/31 ................ United States 163,763 164,786
Machinery 0.0%
†
j
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.913%, (1-month SOFR + 2.75%), 10/23/28 .. United States 94,755 95,297
j
Media 0.1%
e
Charter Communications Operating LLC, First Lien, CME Term
Loan B5, 6.541%, (3-month SOFR + 2.25%), 12/15/31 ...... United States 330,000 330,238
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.278%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 128,804 129,191
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.82%, (3-month SOFR + 5.25%), 8/02/29 ........ United States 263,771 264,554
723,983
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
j
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan, 7.4%, (1-month SOFR + 3.25%), 6/13/30 ... United States 31,920 32,169
j
Pharmaceuticals 0.0%
†
1261229 BC Ltd., First Lien, Initial CME Term Loan, 10.413%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 149,625 147,801
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 8.163%, (1-month SOFR + 4%), 4/23/31 ....... United States 252,450 253,266
401,067
a a a a a a
j
Software 0.0%
†
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 7.252%, (3-month SOFR + 3.25%), 8/16/32 ....... United States 18,195 18,271
Rocket Software, Inc., First Lien, CME Term Loan, 7.913%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 181,248 181,853
UKG, Inc., First Lien, Initial CME Term Loan, 6.81%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 29,700 29,704
229,828
a a a a a a
j
Specialty Retail 0.0%
†
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan, 7.986%, (1-month SOFR + 3.75%), 6/06/31 . United States 108,346 105,939

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Specialty Retail (continued)
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.416%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 221,556 $ 221,851
327,790
a a a a a a
j
Textiles, Apparel & Luxury Goods 0.0%
†
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1,
7.308%, (3-month SOFR + 3.25%), 9/13/32 .............. United States 12,637 12,713
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.796%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 182,682 160,760
173,473
a a a a a a
j
Trading Companies & Distributors 0.0%
†
Foundation Building Materials, Inc., First Lien, 2025 Incremental
CME Term Loan, 9.546%, (3-month SOFR + 5.25%), 1/29/31 . United States 24,938 25,118
Foundation Building Materials, Inc., First Lien, CME Term Loan,
8.308%, (3-month SOFR + 4%), 1/29/31 ................ United States 242,544 243,260
268,378
a a a a a a
Wireless Telecommunication Services 0.0%
†
j
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.663%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 137,900 136,425
Total Senior Floating Rate Interests (Cost $8,833,167) .........................
8,757,778
Foreign Government and Agency Securities 0.6%
b
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 200,000 207,191
b
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 360,000 EUR 389,703
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 446,000 428,494
Senior Bond, 3.75%, 9/12/31 ......................... Brazil 630,000 583,727
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 100,000 100,225
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 140,000 EUR 169,535
Chile Government Bond ,
Senior Bond, 5.65%, 1/13/37 ......................... Chile 200,000 210,630
Senior Note, 4.85%, 1/22/29 ......................... Chile 210,000 215,124
Colombia Government Bond ,
Senior Bond, 3.125%, 4/15/31 ........................ Colombia 310,000 269,839
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 360,000 379,170
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 400,000 353,661
b
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 6.33% ,
1/13/35 ......................................... Chile 250,000 267,188
b
Dominican Republic Government Bond ,
Senior Bond, 144A, 6.95%, 3/15/37 .................... Dominican
Republic 320,000 342,064
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 262,000 267,044
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 330,000 335,217
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 180,000 161,559
b
Electricite de France SA ,
g
Junior Sub. Bond, 144A, 9.125% to 6/14/33, FRN thereafter,
Perpetual ........................................ France 200,000 232,044
Senior Note, 144A, 5.65%, 4/22/29 ..................... France 835,000 871,289

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 460,000 $ 487,461
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 350,000 384,919
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 330,000 338,273
b
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 650,000 653,537
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 310,000 298,370
b
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 370,000 368,374
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 580,000 516,722
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 500,000 550,300
b
Paraguay Government Bond ,
Senior Bond, 144A, 3.849%, 6/28/33 ................... Paraguay 200,000 187,520
Senior Bond, Reg S, 4.7%, 3/27/27 .................... Paraguay 245,000 247,433
Senior Bond, Reg S, 4.95%, 4/28/31 ................... Paraguay 205,000 207,669
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 750,000 693,038
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 325,000 334,319
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 188,000 186,426
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 450,000 479,383
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 350,000 341,446
b
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 310,000 EUR 355,040
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 510,000 498,231
South Africa Government Bond ,
Senior Bond, 4.85%, 9/27/27 ......................... South Africa 287,000 289,180
Senior Bond, 5.875%, 4/20/32 ........................ South Africa 300,000 303,923
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 320,000 323,999
Uruguay Government Bond , Senior Bond , 7.875% , 1/15/33 ....
Uruguay 675,000 810,675
Total Foreign Government and Agency Securities (Cost $14,010,306) ............
14,639,942
U.S. Government and Agency Securities 0.0%
†
k
U.S. Treasury Bonds , 4.125%, 8/15/44 ................... United States 147,000 136,489
h,k
U.S. Treasury Notes ,
FRN, 4.068%, (3-month Treasury Bill Index + 0.17%), 10/31/25 United States 78,600 78,584
FRN, 4.103%, (3-month Treasury Bill Index + 0.205%),
10/31/26 ........................................ United States 121,000 120,991
Total U.S. Government and Agency Securities (Cost $336,064) ..................
336,064
Asset-Backed Securities 1.3%
Capital Markets 0.1%
b,j
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.768% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 774,000 776,491
Commercial Services & Supplies 0.0%
†
b,j
Trestles CLO IV Ltd. , 2021-4A , A , 144A, FRN , 5.757% , ( 3-month
SOFR + 1.432% ), 7/21/34 . ........................... United States 500,000 500,775
Consumer Staples Distribution & Retail 0.0%
†
CVS Pass-Through Trust ,
6.036%, 12/10/28 .................................. United States 12,857 13,127
b
2013, 144A, 4.704%, 1/10/36 ......................... United States 214,868 205,796
218,923
a a a a a a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services 1.2%
b,j
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.725% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 350,000 $ 351,133
b,j
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.765% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 370,000 371,850
b,j
Bain Capital CLO Ltd. , 2024-1A , A1 , 144A, FRN , 5.868% ,
( 3-month SOFR + 1.55% ), 4/16/37 . .................... Jersey 339,000 340,662
b,j
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 5.482% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 300,000 300,599
b,j
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , 5.463% ,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 515,000 516,244
b,j
BDS Ltd. , 2021-FL10 , A , 144A, FRN , 5.6% , ( 1-month SOFR +
1.464% ), 12/16/36 . ................................. United States 410,901 411,451
b,j
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.725% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 500,000 501,651
b,j
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.955% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 450,000 452,185
b,j
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 5.569% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 454,000 454,990
b,j
BRAVO Residential Funding Trust , 2021-HE3 , A2 , 144A, FRN ,
5.356% , ( 30-day SOFR Average + 1% ), 8/25/69 . .......... United States 273,713 272,553
b,j
BXMT Ltd. , 2021-FL4 , A , 144A, FRN , 5.307% , ( 1-month SOFR +
1.164% ), 5/15/38 . ................................. United States 501,223 497,472
b,j
Carlyle US CLO Ltd. , 2020-2A , A1R2 , 144A, FRN , 5.296% ,
( 3-month SOFR + 1.08% ), 1/25/35 . .................... United States 1,120,000 1,120,006
b,j
Cathedral Lake VIII Ltd. , 2021-8A , A1 , 144A, FRN , 5.807% ,
( 3-month SOFR + 1.482% ), 1/20/35 . ................... United States 690,000 692,593
b,j
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.774% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 309,000 309,423
b,j
CIFC Funding Ltd. ,
2014-2RA, AR, 144A, FRN, 5.679%, (3-month SOFR + 1.36%),
10/24/37 ........................................ United States 400,000 401,159
2020-1A, A1R, 144A, FRN, 5.729%, (3-month SOFR +
1.412%), 7/15/36 .................................. United States 690,000 691,373
2021-4A, AR, 144A, FRN, 5.679%, (3-month SOFR + 1.36%),
7/23/37 ......................................... United States 550,000 551,650
2021-7A, AR, 144A, FRN, 5.318%, (3-month SOFR + 1.09%),
1/23/35 ......................................... United States 1,124,000 1,128,003
b,j
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.757% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 350,000 350,695
b,j
Danby Park CLO Ltd. , 2022-1A , AR , 144A, FRN , 5.685% ,
( 3-month SOFR + 1.36% ), 10/21/37 . ................... Jersey 670,000 671,925
b,j
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.805% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 400,000 401,290
b,j
Elevation CLO Ltd. ,
2018-10A, AR, 144A, FRN, 5.245%, (3-month SOFR + 0.92%),
10/20/31 ........................................ United States 242,098 242,379
2021-13A, A1R, 144A, FRN, 5.378%, (3-month SOFR +
1.06%), 7/15/34 ................................... United States 615,000 616,152
b,j
Ellington CLO III Ltd. , 2018-3A , B , 144A, FRN , 6.587% , ( 3-month
SOFR + 2.262% ), 7/20/30 . ........................... United States 126,342 126,608
b,j
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.849% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 422,000 423,499
b,j
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.705% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 350,000 351,000
b,j
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.845% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 425,000 426,530
b,j
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.709% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 500,000 501,384

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,j
Elmwood CLO IV Ltd. , 2020-1A , AR , 144A, FRN , 5.789% ,
( 3-month SOFR + 1.46% ), 4/18/37 . .................... United States 250,000 $ 250,781
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 169,498 170,149
b,j
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.825% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 300,000 301,066
b,j
HalseyPoint CLO 3 Ltd. , 2020-3A , A1R , 144A, FRN , 5.79% ,
( 3-month SOFR + 1.48% ), 7/30/37 . .................... United States 274,000 274,879
b,j
HalseyPoint CLO 4 Ltd. , 2021-4A , A , 144A, FRN , 5.807% ,
( 3-month SOFR + 1.482% ), 4/20/34 . ................... United States 250,000 250,490
b,j
Hayfin US XIV Ltd. , 2021-14A , A1 , 144A, FRN , 5.817% , ( 3-month
SOFR + 1.492% ), 7/20/34 . ........................... United States 300,000 300,609
b
Home Partners of America Trust , 2021-2 , C , 144A, 2.402% ,
12/17/26 . ........................................ United States 420,259 407,732
b,j
ICG US CLO Ltd. , 2017-1A , ARR , 144A, FRN , 5.745% , ( 3-month
SOFR + 1.432% ), 7/28/34 . ........................... United States 550,000 551,083
b,j
J.P. Morgan Mortgage Trust , 2023-HE2 , A1 , 144A, FRN , 6.089% ,
( 30-day SOFR Average + 1.7% ), 3/20/54 . ................ United States 195,189 196,370
b,j
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 6.068% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 300,000 301,074
b,j
KKR CLO 54 Ltd. , 2024-54A , A , 144A, FRN , 5.638% , ( 3-month
SOFR + 1.32% ), 1/15/38 . ............................ United States 364,000 365,794
b,j
KREF Ltd. , 2022-FL3 , A , 144A, FRN , 5.584% , ( 1-month SOFR +
1.45% ), 2/17/39 . .................................. United States 188,008 188,366
j
Long Beach Mortgage Loan Trust , 2004-1 , A2 , FRN , 5.072% ,
( 1-month SOFR + 0.914% ), 2/25/34 . ................... United States 294,597 295,752
b,j
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.678% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 380,000 381,444
b,j
Magnetite XXXVII Ltd. , 2023-37A , A , 144A, FRN , 5.975% ,
( 3-month SOFR + 1.65% ), 10/20/36 . ................... United States 400,000 400,725
b,j
MF1 Ltd. , 2021-FL6 , A , 144A, FRN , 5.35% , ( 1-month SOFR +
1.214% ), 7/16/36 . ................................. United States 75,977 76,093
j
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE6 , M1 , FRN ,
5.097% , ( 1-month SOFR + 0.939% ), 8/25/34 . ............. United States 116,646 114,464
b,j
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.869% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 248,192 249,207
b,j
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.732% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 500,000 501,623
b,j
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , 5.459% ,
( 3-month SOFR + 1.18% ), 10/17/34 . ................... United States 750,000 751,631
b,j
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.668% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 272,000 273,196
b,j
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.785% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 526,000 527,691
j
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 5.322% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 143,343 141,958
b,e
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 250,000 250,659
b,j
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.805% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 489,172 490,711
b,j
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.708% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 350,000 351,223
b,j
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.868% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 250,000 250,315
b,j
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.757% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 508,000 508,688
b,j
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.73% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 450,000 450,862
b,j
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 5.218% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 541,379 541,981

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,j
TICP CLO XII Ltd. , 2018-12A , BR , 144A, FRN , 6.229% , ( 3-month
SOFR + 1.912% ), 7/15/34 . ........................... United States 400,000 $ 401,036
b,j
Towd Point Mortgage Trust , 2025-HE1 , A1A , 144A, FRN , 5.706% ,
( 30-day SOFR Average + 1.35% ), 7/25/65 . ............... United States 155,442 155,592
b,j
Trinitas CLO XVIII Ltd. , 2021-18A , A1R , 144A, FRN , 5.545% ,
( 3-month SOFR + 1.22% ), 1/20/35 . .................... United States 300,000 300,900
b,j
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 5.546% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 1,100,000 1,100,405
b,j
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.759% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 192,164 192,210
b,j
Voya CLO Ltd. , 2019-3A , AR , 144A, FRN , 5.664% , ( 3-month
SOFR + 1.342% ), 10/17/32 . .......................... United States 277,149 277,472
b,j
Warwick Capital CLO 3 Ltd. , 2024-3A , A1 , 144A, FRN , 5.975% ,
( 3-month SOFR + 1.65% ), 4/20/37 . .................... Jersey 350,000 352,100
b,j
Wind River CLO Ltd. , 2021-4A , AR , 144A, FRN , 5.562% ,
( 3-month SOFR + 1.23% ), 1/20/35 . .................... United States 360,000 361,233
b,j
Wise CLO Ltd. ,
2023-2A, A, 144A, FRN, 6.118%, (3-month SOFR + 1.8%),
1/15/37 ......................................... Jersey 250,000 250,843
2024-2A, A, 144A, FRN, 5.778%, (3-month SOFR + 1.46%),
7/15/37 ......................................... United States 500,000 501,725
27,486,591
a a a a a a
Total Asset-Backed Securities (Cost $28,906,822) .............................
28,982,780
Commercial Mortgage-Backed Securities 0.7%
Financial Services 0.7%
b,l,m
Arbor Multifamily Mortgage Securities Trust , 2020-MF1 , XA , IO,
144A, FRN , 1.045% , 5/15/53 ......................... United States 5,068,642 172,378
l,m
BANK , 2020-BN26 , XA , IO, FRN , 1.306% , 3/15/63 .......... United States 2,596,646 102,289
l,m
BANK5 Trust , 2024-5YR7 , XA , IO, FRN , 1.57% , 6/15/57 ...... United States 7,538,844 324,881
Barclays Commercial Mortgage Trust ,
l,m
2019-C4, XA, IO, FRN, 1.661%, 8/15/52 ................. United States 9,866,974 440,186
2019-C5, C, 3.71%, 11/15/52 ......................... United States 473,000 420,484
l,m
BBCMS Mortgage Trust , 2021-C9 , XA , IO, FRN , 1.694% , 2/15/54 United States 2,669,780 172,745
l,m
Benchmark Mortgage Trust ,
2020-B22, XA, IO, FRN, 1.613%, 1/15/54 ................ United States 2,586,495 161,958
2024-V10, XA, IO, FRN, 1.522%, 9/15/57 ................ United States 5,153,661 231,536
m
CFCRE Commercial Mortgage Trust ,
b
2011-C2, D, 144A, FRN, 5.08%, 12/15/47 ............... United States 48,092 46,486
2017-C8, B, FRN, 4.199%, 6/15/50 .................... United States 169,000 162,850
Citigroup Commercial Mortgage Trust , 2016-P4 , AS , 3.075% ,
7/10/49 ......................................... United States 798,000 775,058
COMM Mortgage Trust ,
m
2013-CR13, C, FRN, 5.109%, 11/10/46 ................. United States 124,954 123,220
b,m
2013-CR13, D, 144A, FRN, 5.109%, 11/10/46 ............ United States 537,000 303,405
m
2014-CR17, C, FRN, 4.942%, 5/10/47 .................. United States 392,000 362,404
b,m
2014-CR17, D, 144A, FRN, 5.006%, 5/10/47 ............. United States 442,000 372,716
m
2014-CR20, C, FRN, 4.826%, 11/10/47 ................. United States 692,375 668,116
2014-UBS3, AM, 4.012%, 6/10/47 ..................... United States 51,968 51,085
m
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 150,020 148,201
m
2014-UBS6, C, FRN, 4.556%, 12/10/47 ................. United States 205,555 203,564
m
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 295,744 284,805
m
2015-LC19, C, FRN, 4.2%, 2/10/48 .................... United States 731,000 703,036
m
2015-LC21, B, FRN, 4.441%, 7/10/48 ................... United States 20,354 20,207

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,l,m
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.029% , 1/15/49 ......................... United States 2,897,998 $ 645
CSAIL Commercial Mortgage Trust ,
m
2015-C1, AS, FRN, 3.791%, 4/15/50 ................... United States 653,167 649,393
m
2015-C1, C, FRN, 3.958%, 4/15/50 .................... United States 538,000 491,092
m
2015-C2, B, FRN, 4.208%, 6/15/57 .................... United States 303,760 293,783
m
2016-C7, AS, FRN, 3.958%, 11/15/49 ................... United States 399,000 392,020
2019-C17, AS, 3.278%, 9/15/52 ....................... United States 430,000 387,769
l,m
2020-C19, XA, IO, FRN, 1.207%, 3/15/53 ................ United States 10,301,592 373,211
l,m
2021-C20, XA, IO, FRN, 1.112%, 3/15/54 ................ United States 3,844,154 153,587
b,m
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.53% ,
8/10/44 ......................................... United States 842,582 815,697
l,m
GS Mortgage Securities Trust ,
2014-GC22, XA, IO, FRN, 0.743%, 6/10/47 .............. United States 797,238 4,612
2014-GC24, XA, IO, FRN, 0.389%, 9/10/47 .............. United States 604,181 8
2019-GC38, XA, IO, FRN, 1.169%, 2/10/52 .............. United States 7,622,104 217,425
m
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 4.071%, 7/15/45 ................... United States 272,838 262,885
2014-C18, B, FRN, 4.654%, 2/15/47 ................... United States 463,572 451,714
2014-C23, B, FRN, 4.688%, 9/15/47 ................... United States 322,000 312,726
2014-C23, C, FRN, 4.688%, 9/15/47 ................... United States 700,400 673,106
l
2014-C25, XA, IO, FRN, 0.609%, 11/15/47 ............... United States 1,203,898 14
l
2015-C33, XA, IO, FRN, 0.997%, 12/15/48 ............... United States 2,118,084 256
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 846,000 831,350
m
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C10, B, FRN, 4.085%, 7/15/46 ................... United States 665,221 630,967
b
2013-C9, D, 144A, FRN, 3.924%, 5/15/46 ............... United States 316,000 289,402
2015-C22, C, FRN, 4.113%, 4/15/48 ................... United States 520,000 460,725
Morgan Stanley Capital I Trust ,
m
2016-BNK2, C, FRN, 4.003%, 11/15/49 ................. United States 148,000 131,667
2018-L1, A3, 4.139%, 10/15/51 ....................... United States 335,000 333,856
b,n
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 417,718 39
l,m
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.488% , 11/15/48 .................................. United States 15,837 27
m
Wells Fargo Commercial Mortgage Trust ,
b
2013-LC12, D, 144A, FRN, 3.913%, 7/15/46 ............. United States 312,000 179,400
2016-C33, B, FRN, 4.506%, 3/15/59 ................... United States 596,000 590,947
l
2016-LC25, XA, IO, FRN, 0.957%, 12/15/59 .............. United States 9,261,529 55,988
l
2024-5C1, XA, IO, FRN, 1.257%, 7/15/57 ................ United States 8,881,409 302,997
m
WFRBS Commercial Mortgage Trust ,
b,n
2011-C3, D, 144A, FRN, 5.415%, 3/15/44 ............... United States 257,303 94,559
2013-C11, C, FRN, 4.146%, 3/15/45 ................... United States 1,149,000 1,107,263
l
2013-C14, XA, IO, FRN, 0.456%, 6/15/46 ................ United States 179,161 2
b
2013-C15, D, 144A, FRN, 4.284%, 8/15/46 .............. United States 299,515 172,221
l
2014-C22, XA, IO, FRN, 0.384%, 9/15/57 ................ United States 2,298,312 376
2014-C23, B, FRN, 4.44%, 10/15/57 ................... United States 206,000 199,987
17,113,326
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $17,921,222) ..............
17,113,326
Mortgage-Backed Securities 9.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Pool, 30 Year, 2.5%, 8/01/50 - 8/01/51 ............. United States 3,977,033 3,367,280
FHLMC Pool, 30 Year, 3%, 1/01/48 ...................... United States 7,379,798 6,653,002
FHLMC Pool, 30 Year, 4%, 9/01/45 ...................... United States 98,775 95,606

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year, 5.5%, 5/01/53 ..................... United States 928,385 $ 950,656
FHLMC Pool, 30 Year, 6%, 5/01/53 ...................... United States 871,195 898,876
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ..................... United States 221,483 229,213
12,194,633
Federal National Mortgage Association (FNMA) Fixed Rate 6.3%
FNMA, 2.73%, 9/01/29 ............................... United States 366,011 348,087
FNMA, 3.5%, 6/01/56 - 2/01/57 ......................... United States 4,738,534 4,316,659
FNMA, 4%, 1/01/57 .................................. United States 608,638 575,877
FNMA, 5.28%, 12/01/28 .............................. United States 294,000 303,833
FNMA, 30 Year, 2.5%, 7/01/50 - 8/01/51 .................. United States 19,989,582 17,024,816
FNMA, 30 Year, 3%, 4/01/46 - 4/01/52 .................... United States 10,131,754 9,106,823
FNMA, 30 Year, 3.5%, 4/01/52 ......................... United States 2,200,302 2,036,553
FNMA, 30 Year, 6.5%, 3/01/53 - 5/01/53 .................. United States 2,483,846 2,584,653
o
Uniform Mortgage-Backed Securities, 2.5%, TBA, 10/25/40 .... United States 18,000,000 16,934,473
o
Uniform Mortgage-Backed Securities, 2.5%, TBA, 10/25/55 .... United States 39,000,000 32,863,432
o
Uniform Mortgage-Backed Securities, 3.5%, TBA, 10/25/55 .... United States 14,000,000 12,792,578
o
Uniform Mortgage-Backed Securities, 4%, TBA, 10/25/55 ..... United States 2,000,000 1,885,194
o
Uniform Mortgage-Backed Securities, 5%, TBA, 10/25/55 ..... United States 35,000,000 34,716,204
o
Uniform Mortgage-Backed Securities, 6%, TBA, 10/25/55 ..... United States 1,000,000 1,021,744
o
Uniform Mortgage-Backed Securities, 6.5%, TBA, 10/25/55 .... United States 9,000,000 9,301,859
145,812,785
Government National Mortgage Association (GNMA) Fixed Rate 2.3%
GNMA I, Single-family, 30 Year, 4.5%, 5/15/47 .............. United States 250,328 245,618
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 1,672,892 1,714,161
GNMA II, Single-family, 30 Year, 3%, 8/20/49 - 1/20/54 ....... United States 25,999,342 23,340,844
o
GNMA II, Single-family, 30 Year, 3%, 10/15/55 .............. United States 13,000,000 11,607,553
o
GNMA II, Single-family, 30 Year, 4%, 10/15/55 .............. United States 3,000,000 2,821,234
GNMA II, Single-family, 30 Year, 4.5%, 5/20/49 - 10/15/55 ..... United States 5,068,162 4,916,006
o
GNMA II, Single-family, 30 Year, 5%, 10/15/55 .............. United States 5,000,000 4,974,268
GNMA II, Single-family, 30 Year, 5.5%, 6/20/53 - 10/15/55 ..... United States 3,613,858 3,656,662
GNMA II, Single-family, 30 Year, 6%, 12/20/48 - 4/20/49 ...... United States 524,113 549,307
53,825,653
Total Mortgage-Backed Securities (Cost $219,790,694) .........................
211,833,071
Residential Mortgage-Backed Securities 1.1%
Financial Services 1.1%
b
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 231,128 235,606
j
Alternative Loan Trust ,
2005-59, 1A1, FRN, 4.91%, (1-month SOFR + 0.774%),
11/20/35 ........................................ United States 141,996 137,785
2005-65CB, 2A1, FRN, 4.697%, (1-month SOFR + 0.539%),
12/25/35 ........................................ United States 712,538 439,737
2006-24CB, A19, FRN, 4.772%, (1-month SOFR + 0.614%),
8/25/36 ......................................... United States 340,924 137,036
2006-OA10, 4A1, FRN, 4.652%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 678,689 589,123
2006-OA19, A1, FRN, 4.43%, (1-month SOFR + 0.294%),
2/20/47 ......................................... United States 356,007 288,031
2006-OA7, 1A2, FRN, 5.093%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 319,097 314,861
j
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
4.462% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 1,032,341 608,690
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 389,836 390,004

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,m
Arroyo Mortgage Trust ,
2019-1, A3, 144A, FRN, 4.208%, 1/25/49 ................ United States 46,811 $ 45,948
2019-3, A3, 144A, FRN, 3.416%, 10/25/48 ............... United States 79,077 76,179
j
BankUnited Trust , 2005-1 , 1A1 , FRN , 4.872% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 53,052 50,361
b
BRAVO Residential Funding Trust , 2023-NQM5 , A1 , 144A,
6.505% , 6/25/63 ................................... United States 149,739 151,038
b,m
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 500,000 489,589
b,j
Chase Home Lending Mortgage Trust ,
2025-10, A11, 144A, FRN, 5.669%, (30-day SOFR Average +
1.3%), 7/25/56 .................................... United States 153,200 153,584
2025-7, A11, 144A, FRN, 5.756%, (30-day SOFR Average +
1.4%), 5/25/56 .................................... United States 140,809 141,260
m
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 6.134% ,
5/25/35 ......................................... United States 76,158 75,212
b
Cross Mortgage Trust , 2024-H4 , A1 , 144A, 6.147% , 7/25/69 ... United States 163,127 165,344
b,m
CSMC Trust ,
2021-RPL4, A1, 144A, FRN, 4.136%, 12/27/60 ............ United States 210,271 209,576
2021-RPL7, A1, 144A, FRN, 4.209%, 7/27/61 ............. United States 190,056 189,321
j
FHLMC STACR Debt Notes , 2015-DNA3 , M3 , FRN , 9.171% , ( 30-
day SOFR Average + 4.814% ), 4/25/28 ................. United States 180,373 180,892
b,j
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 6.006%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 41,679 41,816
2021-DNA6, M2, 144A, FRN, 5.856%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 261,929 262,719
2021-DNA7, M2, 144A, FRN, 6.156%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 714,000 720,312
2021-HQA4, M1, 144A, FRN, 5.306%, (30-day SOFR Average
+ 0.95%), 12/25/41 ................................ United States 64,187 64,231
2022-DNA2, M1A, 144A, FRN, 5.656%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 100,144 100,159
2022-DNA3, M1B, 144A, FRN, 7.256%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 24,000 24,704
2022-DNA5, M1A, 144A, FRN, 7.306%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 353,505 360,633
2022-DNA6, M1A, 144A, FRN, 6.506%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 30,428 30,603
2022-DNA6, M1B, 144A, FRN, 8.056%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 24,000 25,238
2022-HQA1, M1A, 144A, FRN, 6.456%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 9,137 9,180
2022-HQA2, M1A, 144A, FRN, 7.006%, (30-day SOFR Average
+ 2.65%), 7/25/42 ................................. United States 501,768 512,100
2022-HQA3, M1A, 144A, FRN, 6.656%, (30-day SOFR Average
+ 2.3%), 8/25/42 .................................. United States 187,529 190,396
2023-DNA1, M1A, 144A, FRN, 6.448%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 122,482 124,270
2023-HQA2, M1A, 144A, FRN, 6.356%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 41,621 41,813
2023-HQA3, A1, 144A, FRN, 6.206%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 78,898 79,829
2023-HQA3, M1, 144A, FRN, 6.206%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 54,360 54,695
2024-DNA1, A1, 144A, FRN, 5.706%, (30-day SOFR Average +
1.35%), 2/25/44 ................................... United States 89,868 90,365

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,j
FHLMC STACR REMIC Trust, (continued)
2024-DNA2, A1, 144A, FRN, 5.606%, (30-day SOFR Average +
1.25%), 5/25/44 ................................... United States 94,076 $ 94,602
2025-DNA1, A1, 144A, FRN, 5.306%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 753,263 754,126
2025-DNA3, M1, 144A, FRN, 5.47%, (30-day SOFR Average +
1.1%), 9/25/45 .................................... United States 523,000 524,635
j
FNMA Connecticut Avenue Securities Trust ,
2015-C04, 1M2, FRN, 10.171%, (30-day SOFR Average +
5.814%), 4/25/28 .................................. United States 537,990 540,019
2016-C01, 1M2, FRN, 11.221%, (30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 192,570 196,520
2016-C01, 2M2, FRN, 11.421%, (30-day SOFR Average +
7.064%), 8/25/28 .................................. United States 137,956 140,786
2016-C02, 1M2, FRN, 10.471%, (30-day SOFR Average +
6.114%), 9/25/28 .................................. United States 67,413 68,198
2016-C03, 2M2, FRN, 10.371%, (30-day SOFR Average +
6.014%), 10/25/28 ................................. United States 27,383 27,802
2016-C04, 1M2, FRN, 8.721%, (30-day SOFR Average +
4.364%), 1/25/29 .................................. United States 407,285 415,374
2016-C05, 2M2, FRN, 8.921%, (30-day SOFR Average +
4.564%), 1/25/29 .................................. United States 333,683 339,151
2016-C06, 1M2, FRN, 8.721%, (30-day SOFR Average +
4.364%), 4/25/29 .................................. United States 172,285 174,969
2016-C07, 2M2, FRN, 8.821%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 255,909 263,104
2017-C02, 2M2C, FRN, 8.121%, (30-day SOFR Average +
3.764%), 9/25/29 .................................. United States 87,555 88,700
2017-C06, 2M2, FRN, 7.271%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 153,354 156,001
2017-C06, 2M2C, FRN, 7.271%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 84,467 85,924
2018-C02, 2M2, FRN, 6.671%, (30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 10,139 10,298
b
2021-R03, 1M1, 144A, FRN, 5.206%, (30-day SOFR Average +
0.85%), 12/25/41 .................................. United States 1,421 1,420
b
2021-R03, 1M2, 144A, FRN, 6.006%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 234,000 235,178
b
2022-R01, 1M1, 144A, FRN, 5.356%, (30-day SOFR Average +
1%), 12/25/41 .................................... United States 48,553 48,514
b
2022-R01, 1M2, 144A, FRN, 6.256%, (30-day SOFR Average +
1.9%), 12/25/41 ................................... United States 212,000 215,043
b
2022-R02, 2M1, 144A, FRN, 5.556%, (30-day SOFR Average +
1.2%), 1/25/42 .................................... United States 82,254 82,234
b
2022-R02, 2M2, 144A, FRN, 7.356%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 450,000 459,354
b
2022-R03, 1M2, 144A, FRN, 7.856%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 104,000 107,357
b
2022-R04, 1M2, 144A, FRN, 7.456%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 102,000 104,856
b
2022-R05, 2M1, 144A, FRN, 6.256%, (30-day SOFR Average +
1.9%), 4/25/42 .................................... United States 23,807 23,861
b
2022-R05, 2M2, 144A, FRN, 7.356%, (30-day SOFR Average +
3%), 4/25/42 ..................................... United States 901,000 925,532
b
2022-R06, 1M1, 144A, FRN, 7.106%, (30-day SOFR Average +
2.75%), 5/25/42 ................................... United States 101,017 103,410
b
2022-R07, 1M1, 144A, FRN, 7.298%, (30-day SOFR Average +
2.95%), 6/25/42 ................................... United States 193,114 198,186

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
FNMA Connecticut Avenue Securities Trust, (continued)
b
2022-R08, 1M1, 144A, FRN, 6.906%, (30-day SOFR Average +
2.55%), 7/25/42 ................................... United States 150,430 $ 154,343
b
2022-R09, 2M1, 144A, FRN, 6.848%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 99,233 100,650
b
2023-R01, 1M1, 144A, FRN, 6.748%, (30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 33,874 34,677
b
2023-R02, 1M1, 144A, FRN, 6.656%, (30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 67,790 69,053
b
2023-R06, 1M1, 144A, FRN, 6.056%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 40,342 40,480
b
2023-R07, 2M1, 144A, FRN, 6.298%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 19,688 19,784
b
2024-R02, 1M1, 144A, FRN, 5.456%, (30-day SOFR Average +
1.1%), 2/25/44 .................................... United States 5,138 5,137
b
2024-R03, 2M1, 144A, FRN, 5.498%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 28,490 28,507
b
2024-R04, 1M1, 144A, FRN, 5.456%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 56,594 56,646
b
2024-R05, 2M1, 144A, FRN, 5.356%, (30-day SOFR Average +
1%), 7/25/44 ..................................... United States 11,925 11,926
b
2024-R06, 1A1, 144A, FRN, 5.506%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 249,841 250,782
b
2024-R06, 1M1, 144A, FRN, 5.406%, (30-day SOFR Average +
1.05%), 9/25/44 ................................... United States 31,328 31,317
b
2025-R01, 1A1, 144A, FRN, 5.298%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 229,360 229,627
b
2025-R01, 1M1, 144A, FRN, 5.448%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 215,034 215,235
b
2025-R02, 1A1, 144A, FRN, 5.348%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 231,241 231,646
b
2025-R02, 1M1, 144A, FRN, 5.498%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 608,030 608,404
b
2025-R03, 2A1, 144A, FRN, 5.806%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 44,546 44,846
b
2025-R04, 1A1, 144A, FRN, 5.356%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 177,062 177,346
b
2025-R04, 1M1, 144A, FRN, 5.556%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 472,644 474,017
b
Imperial Fund Mortgage Trust , 2022-NQM5 , A1 , 144A, 5.39% ,
8/25/67 ......................................... United States 128,172 127,828
b
J.P. Morgan Mortgage Trust ,
j
2024-10, A11, 144A, FRN, 5.606%, (30-day SOFR Average +
1.25%), 3/25/55 ................................... United States 209,840 209,570
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 134,154 135,320
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 277,829 280,941
j
2025-1, A11, 144A, FRN, 5.606%, (30-day SOFR Average +
1.25%), 6/25/55 ................................... United States 227,754 227,616
j
2025-2, A11, 144A, FRN, 5.606%, (30-day SOFR Average +
1.25%), 7/25/55 ................................... United States 355,383 355,177
b
MFA Trust ,
2023-INV2, A1, 144A, 6.775%, 10/25/58 ................. United States 127,096 128,593
2025-NQM3, A1, 144A, 5.261%, 8/25/70 ................ United States 206,861 207,701
b
Mill City Mortgage Loan Trust , 2023-NQM2 , A1 , 144A, 6.24% ,
12/25/67 ........................................ United States 456,244 457,431
b,m
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.162% , 8/26/47 .............................. United States 31,435 31,440

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,j
New Residential Mortgage Loan Trust , 2018-4A , A1M , 144A,
FRN , 5.172% , ( 1-month SOFR + 1.014% ), 1/25/48 ......... United States 125,837 $ 124,044
b,j
OBX Trust , 2025-J2 , AF , 144A, FRN , 5.656% , ( 30-day SOFR
Average + 1.3% ), 9/25/55 ............................ United States 219,789 219,918
b,m
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 65,361 63,864
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........ United States 1,151,293 1,178,025
b,m
Residential Mortgage Loan Trust , 2020-2 , A2 , 144A, FRN ,
2.508% , 5/25/60 ................................... United States 354,295 352,013
b,m
RMF Proprietary Issuance Trust , 2022-3 , A , 144A, FRN , 4% ,
8/25/62 ......................................... United States 210,359 205,463
b,m
Starwood Mortgage Residential Trust , 2020-3 , A3 , 144A, FRN ,
2.591% , 4/25/65 ................................... United States 757,000 687,926
b,j
Station Place Securitization Trust ,
2024-10, A, 144A, FRN, 5.057%, (1-month SOFR + 0.9%),
10/27/25 ........................................ United States 950,000 950,412
2025-1, A, 144A, FRN, 5.057%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 967,000 981,317
2025-3, A, 144A, FRN, 5.057%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 960,000 963,905
j
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 5.122% , ( 1-month SOFR + 0.964% ), 5/25/47 ......... United States 435,699 357,512
b,m
Towd Point Mortgage Trust , 2016-5 , M2 , 144A, FRN , 3.375% ,
10/25/56 ........................................ United States 282,000 268,366
WaMu Mortgage Pass-Through Certificates Trust ,
j
2005-AR11, A1B3, FRN, 5.072%, (1-month SOFR + 0.914%),
8/25/45 ......................................... United States 89,106 87,960
j
2005-AR9, A1C3, FRN, 5.232%, (1-month SOFR + 1.074%),
7/25/45 ......................................... United States 117,486 115,254
m
2007-HY2, 1A1, FRN, 4.161%, 12/25/36 ................ United States 281,922 256,168
25,945,581
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $26,136,132) ...............
25,945,581
Agency Commercial Mortgage-Backed Securities 0.6%
Financial Services 0.6%
FHLMC ,
m
3117, AF, FRN, Zero Cpn., 2/15/36 ..................... United States 3,131 2,760
3391, Strip, 4/15/37 ................................ United States 1,872 1,642
j
3408, EK, FRN, 7.74%, (30-day SOFR Average + 25.332%),
4/15/37 ......................................... United States 23,357 27,933
j
406, F30, FRN, 5.506%, (30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 417,164 420,138
j,l
4326, GS, IO, FRN, 1.563%, (30-day SOFR Average +
5.936%), 4/15/44 .................................. United States 4,058,907 429,468
l
5010, IA, IO, 3.5%, 9/25/50 .......................... United States 2,780,102 511,042
l
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 3,602,303 859,976
l
5036, IK, IO, 4%, 4/25/50 ............................ United States 3,778,698 780,923
l
5079, BI, IO, 5.5%, 2/25/51 .......................... United States 2,375,321 412,764
l
5121, KI, IO, 4%, 6/25/51 ............................ United States 3,844,595 850,237
l
5134, IB, IO, 4%, 8/25/51 ............................ United States 4,431,174 888,619
l
5138, YI, IO, 4.5%, 12/25/49 ......................... United States 5,026,423 1,298,642
l
5142, AI, IO, 3.5%, 9/25/51 .......................... United States 4,054,108 768,350
FNMA ,
2006-84, OT, Strip, 9/25/36 .......................... United States 633 534
2007-14, KO, Strip, 3/25/37 .......................... United States 4,470 3,802

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FNMA, (continued)
l
2020-96, JI, IO, 3%, 1/25/51 .......................... United States 6,496,991 $ 1,092,391
l
2021-28, NI, IO, 3%, 5/25/41 ......................... United States 5,760,118 581,836
l
2021-45, MI, IO, 2.5%, 2/25/49 ........................ United States 5,926,924 749,276
l
2021-65, LI, IO, 3.5%, 10/25/51 ....................... United States 3,365,622 582,924
j
2024-89, FA, FRN, 5.556%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 744,609 748,361
j
2024-98, FA, FRN, 5.506%, (30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 523,076 525,141
j
2025-41, FA, FRN, 5.506%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 365,189 366,654
b,m
FREMF Mortgage Trust , 2015-K51 , B , 144A, FRN , 4.175% ,
10/25/48 ........................................ United States 41,923 41,794
GNMA ,
l,m
2015-H26, EI, IO, FRN, 1.749%, 10/20/65 ............... United States 699,244 22,139
l,m
2016-H16, LI, IO, FRN, 2.172%, 7/20/66 ................ United States 2,866,214 143,907
l
2021-117, MI, IO, 3.5%, 5/20/42 ....................... United States 5,680,713 903,310
l
2021-214, AI, IO, 4%, 12/20/51 ....................... United States 2,945,776 586,569
j
2023-152, FB, FRN, 5.539%, (30-day SOFR Average + 1.15%),
4/20/51 ......................................... United States 612,343 622,181
j
2024-78, QF, FRN, 5.489%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 728,184 730,412
14,953,725
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $12,261,812) .......
14,953,725
Total Long Term Investments (Cost $1,612,872,327) ...........................
2,344,905,313
a
Short Term Investments 5.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.1%
p
U.S. Treasury Bills ,
q
2.01%, 10/02/25 ................................... United States 24,300,000 24,297,289
q
3.86%, 12/04/25 ................................... United States 2,400,000 2,383,390
3.83%, 1/20/26 ................................... United States 22,100,000 21,840,039
48,520,718
Total U.S. Government and Agency Securities (Cost $48,519,467) ...............
48,520,718
Shares
Management Investment Companies 3.5%
r,s
Putnam Short Term Investment Fund, Class P, 4.364% ....... United States 82,352,507 82,352,507
Total Management Investment Companies (Cost $82,352,507) ..................
82,352,507

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.3%
s,t
JPMorgan US Dollar Treasury Liquidity Fund, 3.98% ......... United States 7,702,669 $ 7,702,669
Total Money Market Funds (Cost $7,702,669) .................................
7,702,669
Total Short Term Investments (Cost $138,574,643 ) .............................
138,575,894
a
Total Investments (Cost $1,751,446,970) 106.3% ..............................
$2,483,481,207
TBA Sale Commitments (0.7)% ..............................................
(17,410,537)
Other Assets, less Liabilities (5.6)% .........................................
(131,213,923)
Net Assets 100.0% .........................................................
$2,334,856,747
a a a
Principal
Amount
*
u
TBA Sale Commitments (0.7)%
Mortgage-Backed Securities (0.7)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.7)%
Uniform Mortgage-Backed Securities ,
3%, TBA, 10/25/55 ................................. United States (4,000,000) (3,514,055)
4.5%, TBA, 10/25/55 ............................... United States (6,000,000) (5,820,553)
5.5%, TBA, 10/25/55 ............................... United States (7,000,000) (7,058,759)
(16,393,367)
Government National Mortgage Association (GNMA) Fixed Rate (0.0)%
†
GNMA II, Single-family, 30 Year, 6%, 10/15/55 .............. United States (1,000,000) (1,017,170)
Total TBA Sale Commitments (Proceeds $(17,481,172)) ........................
$(17,410,537)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $178,591,354, representing 7.6% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
f
Income may be received in additional securities and/or cash.
g
Perpetual security with no stated maturity date.
h
The coupon rate shown represents the rate at period end.
i
See Note 1 ( f ) regarding senior floating rate interests.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( e ).
l
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
o
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
p
The rate shown represents the yield at period end.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

At September 30, 2025, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At September 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
q
A portion or all of the security has been segregated as collateral for certain derivative contracts. At September 30, 2025, the aggregate value of these securities pledged amounted to $21,860,221, representing 0.9% of net assets.
r
See Note 3 ( g ) regarding investments in affiliated management investment companies.
s
The rate shown is the annualized seven-day effective yield at period end.
t
The security is owned by Franklin Dynamic Asset Allocation Balanced Ltd., a wholly-owned subsidiary of the Fund. See Note 1(g).
u
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( d ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Commodity contracts
Bloomberg Commodity Index
#
................... Long 3,352 $ 35,071,976 12/17/25 $ (184,595)
Equity contracts
MSCI EAFE Index ............................ Short 3 417,795 12/19/25 1,667
Russell 2000 E-Mini Index ...................... Short 221 27,133,275 12/19/25 (328,692)
S&P 500 E-Mini Index ......................... Short 824 277,636,500 12/19/25 (2,299,131)
S&P MidCap 400 E-Mini Index .................. Long 2 657,240 12/19/25 (4,554)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 542 60,975,000 12/19/25 65,977
U.S. Treasury 10 Year Ultra Notes ................ Short 10 1,150,781 12/19/25 (10,482)
U.S. Treasury 2 Year Notes ..................... Long 635 132,333,008 12/31/25 (89,261)
U.S. Treasury 5 Year Notes ..................... Long 810 88,448,204 12/31/25 (96,031)
U.S. Treasury Long Bonds ..................... Long 518 60,395,562 12/19/25 1,246,856
U.S. Treasury Ultra Bonds ...................... Long 254 30,495,875 12/19/25 923,525
Total Futures Contracts ...................................................................... $(774,721)
*
As of period end.
#
The security is owned by Franklin Dynamic Asset Allocation Balanced Ltd., a wholly-owned subsidiary of the Fund.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BZWS Buy 182,300 120,027 10/15/25 $ 625 $ —
Australian Dollar .... MSCO Buy 465,700 305,197 10/15/25 3,018 —
Australian Dollar .... MSCO Sell 492,900 319,697 10/15/25 — (6,520)
Australian Dollar .... SSBT Buy 1,931,400 1,268,063 10/15/25 10,200 —
Australian Dollar .... UBSW Buy 522,400 342,982 10/15/25 2,759 —
Australian Dollar .... WPAC Buy 7,786,200 5,111,890 10/15/25 41,267 —
Canadian Dollar .... BOFA Sell 239,000 175,298 10/15/25 3,452 —
Canadian Dollar .... BZWS Sell 19,200 14,083 10/15/25 277 —
Canadian Dollar .... JPHQ Sell 1,280,300 939,841 10/15/25 19,278 —
Canadian Dollar .... SSBT Sell 265,200 194,957 10/15/25 4,273 —
Canadian Dollar .... UBSW Sell 6,124,500 4,495,950 10/15/25 92,301 —
Israeli New Shekel .. BZWS Buy 358,600 107,822 10/15/25 443 —
Israeli New Shekel .. CITI Buy 33,100 9,953 10/15/25 41 —
Israeli New Shekel .. GSCO Sell 93,200 28,021 10/15/25 — (117)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Israeli New Shekel .. HSBK Buy 1,391,000 415,093 10/15/25 $ 4,863 $ —
Israeli New Shekel .. UBSW Buy 981,600 292,954 10/15/25 3,401 —
New Zealand Dollar . MSCO Buy 198,300 119,451 10/15/25 — (4,429)
Hong Kong Dollar ... BOFA Sell 4,243,300 545,282 11/19/25 — (630)
Hong Kong Dollar ... CITI Sell 287,700 36,979 11/19/25 — (34)
Hong Kong Dollar ... GSCO Sell 3,333,200 428,553 11/19/25 — (272)
Hong Kong Dollar ... HSBK Sell 24,135,900 3,102,283 11/19/25 285 (3,149)
Hong Kong Dollar ... MSCO Sell 8,601,400 1,107,620 11/19/25 1,131 (104)
Hong Kong Dollar ... SSBT Buy 2,675,200 343,859 11/19/25 312 —
Hong Kong Dollar ... UBSW Sell 828,200 106,428 11/19/25 — (122)
Japanese Yen ...... BOFA Buy 102,999,300 708,225 11/19/25 — (8,199)
Japanese Yen ...... BZWS Sell 96,262,200 661,887 11/19/25 7,649 —
Japanese Yen ...... GSCO Buy 181,854,400 1,248,722 11/19/25 — (12,764)
Japanese Yen ...... GSCO Sell 8,320,300 56,701 11/19/25 247 (94)
Japanese Yen ...... HSBK Buy 56,322,400 386,540 11/19/25 — (3,749)
Japanese Yen ...... HSBK Sell 24,184,900 165,063 11/19/25 693 —
Japanese Yen ...... JPHQ Buy 28,937,400 198,976 11/19/25 — (2,305)
Japanese Yen ...... MSCO Buy 516,325,800 3,523,995 11/19/25 — (14,831)
Japanese Yen ...... MSCO Sell 69,558,700 475,105 11/19/25 2,424 (69)
Japanese Yen ...... SSBT Buy 23,853,300 162,795 11/19/25 — (678)
Japanese Yen ...... UBSW Sell 488,386,900 3,333,242 11/19/25 13,962 —
Singapore Dollar .... BZWS Sell 3,300 2,593 11/19/25 25 —
Singapore Dollar .... HSBK Buy 1,511,300 1,184,943 11/19/25 — (8,893)
Singapore Dollar .... JPHQ Buy 1,248,800 981,371 11/19/25 — (9,591)
Singapore Dollar .... MSCO Buy 135,600 106,316 11/19/25 — (796)
Singapore Dollar .... SSBT Buy 2,286,200 1,792,451 11/19/25 — (13,397)
British Pound ...... BOFA Sell 725,900 986,160 12/17/25 9,804 —
British Pound ...... BZWS Buy 112,500 152,477 12/17/25 — (1,162)
British Pound ...... GSCO Sell 111,100 148,950 12/17/25 — (482)
British Pound ...... HSBK Sell 2,702,000 3,662,196 12/17/25 27,930 —
British Pound ...... JPHQ Sell 476,700 646,060 12/17/25 4,885 —
British Pound ...... MSCO Buy 1,039,300 1,403,879 12/17/25 — (5,992)
British Pound ...... MSCO Sell 2,454,800 3,325,645 12/17/25 23,870 —
British Pound ...... SSBT Sell 1,729,100 2,344,748 12/17/25 19,060 —
British Pound ...... UBSW Sell 3,031,200 4,110,459 12/17/25 33,410 —
Danish Krone ...... BOFA Buy 3,378,900 534,331 12/17/25 — (107)
Danish Krone ...... CITI Sell 1,709,000 270,230 12/17/25 27 —
Danish Krone ...... MSCO Sell 12,915,700 2,046,574 12/17/25 4,571 (45)
Danish Krone ...... SSBT Buy 185,500 29,326 12/17/25 2 —
Danish Krone ...... UBSW Sell 1,021,800 161,546 12/17/25 — (7)
Euro ............. BOFA Sell 341,100 402,263 12/17/25 3 —
Euro ............. BZWS Sell 2,330,100 2,747,880 12/17/25 — (7)
Euro ............. CITI Sell 819,200 966,100 12/17/25 17 —
Euro ............. GSCO Sell 184,400 217,461 12/17/25 — (2)
Euro ............. HSBK Buy 141,400 166,754 12/17/25 — (1)
Euro ............. HSBK Sell 204,700 241,007 12/17/25 — (396)
Euro ............. JPHQ Sell 686,400 809,417 12/17/25 — (55)
Euro ............. MSCO Buy 657,100 772,683 12/17/25 2,234 —
Euro ............. MSCO Sell 12,570,400 14,821,852 12/17/25 670 (3,092)
Euro ............. SSBT Sell 677,800 799,167 12/17/25 — (163)
Euro ............. TDOM Sell 243,100 286,634 12/17/25 — (53)
Euro ............. UBSW Sell 9,500 11,201 12/17/25 — (2)
Euro ............. WPAC Sell 157,800 186,033 12/17/25 — (61)
Norwegian Krone ... BZWS Sell 186,600 18,879 12/17/25 177 —
Norwegian Krone ... JPHQ Sell 9,282,100 939,079 12/17/25 8,766 —
Norwegian Krone ... MSCO Buy 201,600 20,404 12/17/25 — (198)
Swedish Krona ..... BOFA Buy 474,600 51,262 12/17/25 — (605)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

At September 30, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swedish Krona ..... BZWS Buy 5,751,900 621,263 12/17/25 $ — $ (7,328)
Swedish Krona ..... HSBK Buy 12,502,200 1,350,341 12/17/25 — (15,906)
Swedish Krona ..... MSCO Sell 4,467,400 481,739 12/17/25 4,906 —
Swedish Krona ..... SSBT Buy 3,041,800 328,005 12/17/25 — (3,335)
Swiss Franc ....... BOFA Buy 520,800 660,620 12/17/25 — (319)
Swiss Franc ....... BZWS Buy 40,800 51,760 12/17/25 — (32)
Swiss Franc ....... GSCO Buy 501,400 636,024 12/17/25 — (320)
Swiss Franc ....... HSBK Buy 218,100 276,661 12/17/25 — (141)
Swiss Franc ....... JPHQ Buy 546,400 693,186 12/17/25 — (428)
Swiss Franc ....... MSCO Buy 549,800 698,252 12/17/25 — (1,183)
Swiss Franc ....... SSBT Buy 1,364,800 1,733,282 12/17/25 — (2,908)
Swiss Franc ....... UBSW Buy 827,800 1,051,322 12/17/25 — (1,788)
Total Forward Exchange Contracts ................................................... $353,258 $(136,861)
Net unrealized appreciation (depreciation) ............................................ $216,397
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 13,114,000 $ 1,063,808 $ 632,436 $ 431,372
Non-
Investment
Grade
CDX.NA.IG.45 .. 1.00% Quarterly 12/20/30 129,182,000 2,923,743 2,923,743 —
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $3,987,551 $3,556,179 $431,372
Total Credit Default Swap Contracts .................................... $3,987,551 $ 3,556,179 $431,372
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

At September 30, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
At September 30, 2025, the Fund had the following total return swap contracts outstanding. See Note 1(e).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.6% ..... Annual 9/17/27 92,887,000 $ (326,978) $ 153,387 $ (480,365)
Receive Fixed 3.58% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/27 51,320,000 160,871 66,929 93,942
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.65% .... Annual 9/17/30 25,742,000 (301,671) 86,040 (387,711)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 17,235,000 186,143 55,535 130,608
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 35,569,000 662,132 108,063 554,069
Receive Fixed 3.9% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 10,773,000 218,625 166,591 52,034
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 12/17/35 2,465,000 22,506 14,573 7,933
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.05% .... Annual 9/17/55 8,115,000 (170,101) 32,791 (202,892)
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 15,304,000 266,717 28,273 238,444
Total Interest Rate Swap Contracts ................................. $718,244 $ 712,182 $6,062
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
RCXTPGDL Index
#
.................... 0% At Maturity GSCO 12/16/25 90,427,403 $ 1,514,834
BCFTDEAL Index
#
....................
1-day SOFR
+ 0.45% At Maturity BZWS 9/18/26 69,901,452 (108,157)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Total Return Swap Contracts
(continued)
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value*
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts (continued)
Short
(b)
RCXTPGSS Index
#
.................... 0% At Maturity GSCO 12/16/25 86,986,433 $ (402,027)
BCFTDEAS Index
#
....................
1-day SOFR
+ 0.25% At Maturity BZWS 9/18/26 69,826,929 121,069
Total Return Swap Contracts .................................................................... $1,125,719
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
(b)
The Fund receives a variable financing rate and pays the total return on the underlying instrument.
Common stocks Sector Shares Value
Percentage
value
A BASKET ( RCXTPGDL ) OF COMMON STOCKS
Inpex Corp Energy 32,271 $ 584,087 0.63%
Lam Research Corp Information Technology 4,027 539,200 0.58%
Expedia Group Inc Consumer Discretionary 2,475 529,033 0.57%
Novartis AG Health Care 4,163 523,897 0.57%
Uber Technologies Inc Industrials 5,337 522,889 0.57%
Keysight Technologies Inc Information Technology 2,962 518,147 0.56%
Endesa SA Utilities 15,900 508,345 0.55%
Osaka Gas Co Ltd Utilities 17,438 506,437 0.55%
Kirin Holdings Co Ltd Consumer Staples 34,466 505,834 0.55%
Exxon Mobil Corp Energy 4,471 504,117 0.55%
Dai Nippon Printing Co Ltd Industrials 29,566 503,592 0.55%
Garmin Ltd Consumer Discretionary 2,031 500,022 0.54%
Telenor ASA Communication Services 29,930 496,146 0.54%
Idemitsu Kosan Co Ltd Energy 71,864 494,387 0.54%
MSCI Inc Financials 868 492,759 0.53%
SS&C Technologies Holdings Inc Industrials 5,526 490,521 0.53%
AT&T Inc Communication Services 17,323 489,195 0.53%
Holcim AG Materials 5,738 485,619 0.53%
Graco Inc Industrials 5,709 485,042 0.53%
Netflix Inc Communication Services 404 484,362 0.53%
Smiths Group PLC Industrials 15,280 483,809 0.52%
ConocoPhillips Energy 5,115 483,786 0.52%
Eni SpA Energy 27,500 480,357 0.52%
Altria Group Inc Consumer Staples 7,256 479,339 0.52%
United Utilities Group PLC Utilities 30,836 475,950 0.52%
Fortum Oyj Utilities 25,120 475,352 0.52%
PepsiCo Inc Consumer Staples 3,382 475,008 0.52%
TotalEnergies SE Energy 7,802 474,207 0.51%
Rio Tinto PLC Materials 7,185 472,766 0.51%
Veralto Corp Industrials 4,431 472,352 0.51%
Iberdrola SA Utilities 24,849 470,225 0.51%
E.ON SE Utilities 24,838 467,394 0.51%
Veeva Systems Inc Health Care 1,557 463,963 0.50%
Automatic Data Processing Inc Industrials 1,579 463,300 0.50%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Common stocks Sector Shares Value
Percentage
value
A BASKET (RCXTPGDL) OF COMMON STOCKS (continued)
Weyerhaeuser Co Real Estate 18,638 $ 462,029 0.50%
Avery Dennison Corp Materials 2,841 460,702 0.50%
PayPal Holdings Inc Financials 6,859 459,996 0.50%
Tokyo Gas Co Ltd Utilities 12,872 458,798 0.50%
Engie SA Utilities 21,360 458,169 0.50%
Imperial Oil Ltd Energy 5,046 457,622 0.50%
Honeywell International Inc Industrials 2,172 457,232 0.50%
Norsk Hydro ASA Materials 67,242 455,565 0.49%
Illumina Inc Health Care 4,757 451,792 0.49%
Danone SA Consumer Staples 5,168 450,318 0.49%
Amadeus IT Group SA Consumer Discretionary 5,670 449,665 0.49%
Sekisui Chemical Co Ltd Industrials 23,812 444,211 0.48%
Airbnb Inc Consumer Discretionary 3,649 443,044 0.48%
NN Group NV Financials 6,271 441,397 0.48%
Telia Co AB Communication Services 114,917 438,524 0.48%
WH Group Ltd Consumer Staples 404,038 437,772 0.47%
A BASKET ( BCFTDEAL ) OF COMMON STOCKS
Valero Energy Corp Energy 5,364 913,257 1.31%
General Motors Co Consumer Discretionary 14,803 902,551 1.29%
Johnson Controls International plc Industrials 8,091 889,583 1.27%
Uber Technologies Inc Industrials 8,917 873,629 1.25%
Pegasystems Inc Information Technology 15,031 864,269 1.24%
NRG Energy Inc Utilities 5,312 860,336 1.23%
DoorDash Inc Consumer Discretionary 3,157 858,572 1.23%
Tapestry Inc Consumer Discretionary 7,457 844,257 1.21%
Pure Storage Inc Information Technology 10,017 839,530 1.20%
Booking Holdings Inc Consumer Discretionary 154 832,289 1.19%
Axis Capital Holdings Ltd Financials 8,580 821,993 1.18%
Exelixis Inc Health Care 19,792 817,417 1.17%
MGIC Investment Corp Financials 28,787 816,685 1.17%
QUALCOMM Inc Information Technology 4,889 813,408 1.16%
Howmet Aerospace Inc Industrials 4,132 810,892 1.16%
Netflix Inc Communication Services 668 801,321 1.15%
Unum Group Financials 10,157 789,982 1.13%
AutoNation Inc Consumer Discretionary 3,586 784,537 1.12%
Arista Networks Inc Information Technology 5,351 779,687 1.12%
State Street Corp Financials 6,695 776,712 1.11%
Cheniere Energy Inc Energy 3,268 767,902 1.10%
Cadence Design Systems Inc Information Technology 2,179 765,569 1.10%
Freeport-McMoRan Inc Materials 19,258 755,288 1.08%
Natera Inc Health Care 4,666 751,028 1.08%
Equitable Holdings Inc Financials 14,539 738,309 1.06%
Vornado Realty Trust Real Estate 18,196 737,479 1.06%
Synchrony Financial Financials 10,300 731,827 1.05%
Virtu Financial Inc Financials 19,912 706,867 1.01%
Cirrus Logic Inc Information Technology 5,525 692,211 0.99%
Regeneron Pharmaceuticals Inc Health Care 1,226 689,150 0.99%
Rubrik Inc Information Technology 8,375 688,812 0.99%
Spotify Technology SA Communication Services 981 684,834 0.98%
Curtiss-Wright Corp Industrials 1,251 679,386 0.97%
American International Group Inc Financials 8,593 674,914 0.97%
Toll Brothers Inc Consumer Discretionary 4,791 661,807 0.95%
Allison Transmission Holdings Inc Industrials 7,562 641,821 0.92%
Affiliated Managers Group Inc Financials 2,675 637,829 0.91%
Docusign Inc Information Technology 8,541 615,721 0.88%
Boyd Gaming Corp Consumer Discretionary 6,881 594,874 0.85%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTDEAL) OF COMMON STOCKS (continued)
Textron Inc Industrials 7,027 $ 593,676 0.85%
eBay Inc Consumer Discretionary 6,519 592,941 0.85%
NVR Inc Consumer Discretionary 70 559,702 0.80%
Louisiana-Pacific Corp Materials 6,093 541,259 0.78%
Ulta Beauty Inc Consumer Discretionary 983 537,595 0.77%
Edison International Utilities 9,612 531,353 0.76%
Southwest Airlines Co Industrials 16,580 529,068 0.76%
Manhattan Associates Inc Information Technology 2,541 520,753 0.75%
Ventas Inc Real Estate 7,280 509,497 0.73%
Dropbox Inc Information Technology 16,487 498,081 0.71%
Duolingo Inc Consumer Discretionary 1,491 479,978 0.69%
A BASKET ( RCXTPGSS ) OF COMMON STOCKS
Ferrovial SE Industrials 8,771 502,736 0.57%
Atmos Energy Corp Utilities 2,907 496,338 0.57%
Salmar ASA Consumer Staples 9,290 496,266 0.57%
Equifax Inc Industrials 1,897 486,708 0.56%
Antofagasta PLC Materials 13,135 486,468 0.56%
Imperial Brands PLC Consumer Staples 11,369 483,336 0.55%
Lennar Corp Consumer Discretionary 3,824 482,031 0.55%
Sigma Healthcare Ltd Health Care 243,212 478,731 0.55%
Realty Income Corp Real Estate 7,869 478,385 0.55%
Keppel Ltd Industrials 68,743 475,635 0.54%
Singapore Telecommunications Ltd Communication Services 146,401 469,000 0.54%
Nutrien Ltd Materials 7,873 462,464 0.53%
Orange SA Communication Services 28,265 458,645 0.52%
International Paper Co Materials 9,852 457,133 0.52%
Southern Co/The Utilities 4,821 456,873 0.52%
Hermes International SCA Consumer Discretionary 186 454,464 0.52%
Marriott International Inc/MD Consumer Discretionary 1,737 452,471 0.52%
Diamondback Energy Inc Energy 3,162 452,468 0.52%
RELX PLC Industrials 9,392 449,732 0.51%
Cellnex Telecom SA Communication Services 12,893 446,753 0.51%
Infrastrutture Wireless Italiane SpA Communication Services 37,896 445,719 0.51%
Swisscom AG Communication Services 612 444,016 0.51%
EssilorLuxottica SA Health Care 1,367 443,281 0.51%
Allianz SE Financials 1,051 441,417 0.50%
Haleon PLC Health Care 98,370 440,197 0.50%
Wilmar International Ltd Consumer Staples 197,665 436,974 0.50%
Coca-Cola Co/The Consumer Staples 6,567 435,504 0.50%
Royalty Pharma PLC Health Care 12,296 433,819 0.50%
Saputo Inc Consumer Staples 17,841 433,394 0.49%
Air Products and Chemicals Inc Materials 1,579 430,686 0.49%
Waste Connections Inc Industrials 2,430 427,148 0.49%
Aker BP ASA Energy 16,676 423,017 0.48%
Swiss Life Holding AG Financials 388 417,387 0.48%
Visa Inc Financials 1,217 415,399 0.47%
Dominion Energy Inc Utilities 6,780 414,744 0.47%
Pernod Ricard SA Consumer Staples 4,217 413,932 0.47%
Martin Marietta Materials Inc Materials 648 408,454 0.47%
U-Haul Holding Co Industrials 8,016 408,019 0.47%
PPL Corp Utilities 10,721 398,380 0.45%
Alamos Gold Inc Materials 11,417 398,035 0.45%
Walmart Inc Consumer Staples 3,833 394,998 0.45%
Thomson Reuters Corp Industrials 2,538 394,105 0.45%
CMS Energy Corp Utilities 5,346 391,612 0.45%
FUJIFILM Holdings Corp Information Technology 15,657 390,249 0.45%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Common stocks Sector Shares Value
Percentage
value
A BASKET (RCXTPGSS) OF COMMON STOCKS (continued)
Paychex Inc Industrials 3,034 $ 384,606 0.44%
Straumann Holding AG Health Care 3,601 384,276 0.44%
Bureau Veritas SA Industrials 12,244 383,249 0.44%
Aeon Co Ltd Consumer Staples 31,222 379,476 0.43%
Masco Corp Industrials 5,342 375,996 0.43%
Metso Oyj Industrials 27,183 373,223 0.43%
A BASKET ( BCFTDEAS ) OF COMMON STOCKS
Synopsys Inc Information Technology 2,048 1,010,432 1.45%
Micron Technology Inc Information Technology 5,493 919,066 1.32%
DT Midstream Inc Energy 8,065 911,871 1.31%
Take-Two Interactive Software Inc Communication Services 3,522 909,852 1.30%
Diamondback Energy Inc Energy 6,302 901,845 1.29%
BWX Technologies Inc Industrials 4,859 895,913 1.28%
Royal Caribbean Cruises Ltd Consumer Discretionary 2,712 877,496 1.26%
Dell Technologies Inc Information Technology 6,177 875,646 1.26%
SoFi Technologies Inc Financials 31,815 840,560 1.20%
MKS Inc Information Technology 6,723 832,046 1.19%
Roivant Sciences Ltd Health Care 53,647 811,675 1.16%
Blue Owl Capital Inc Financials 47,028 796,188 1.14%
Norwegian Cruise Line Holdings Ltd Consumer Discretionary 31,102 766,053 1.10%
Lithia Motors Inc Consumer Discretionary 2,417 763,683 1.09%
Carnival Corp Consumer Discretionary 25,948 750,143 1.08%
Gen Digital Inc Information Technology 26,354 748,196 1.07%
Monolithic Power Systems Inc Information Technology 806 742,076 1.06%
Aon PLC Financials 1,996 711,876 1.02%
Domino's Pizza Inc Consumer Discretionary 1,640 708,146 1.02%
Kinsale Capital Group Inc Financials 1,613 685,956 0.98%
Ross Stores Inc Consumer Discretionary 4,336 660,823 0.95%
RPM International Inc Materials 5,566 656,099 0.94%
Tyler Technologies Inc Information Technology 1,240 648,725 0.93%
Equifax Inc Industrials 2,437 625,213 0.90%
PTC Inc Information Technology 3,030 615,250 0.88%
Affirm Holdings Inc Financials 8,378 612,292 0.88%
Bunge Global SA Consumer Staples 7,505 609,784 0.87%
Royal Gold Inc Materials 3,039 609,602 0.87%
Jack Henry & Associates Inc Financials 4,036 601,131 0.86%
NU Holdings Ltd/Cayman Islands Financials 36,015 576,599 0.83%
Somnigroup International Inc Consumer Discretionary 6,800 573,459 0.82%
Texas Instruments Inc Information Technology 3,104 570,239 0.82%
Fox Corp Communication Services 9,930 568,862 0.82%
Entegris Inc Information Technology 5,878 543,491 0.78%
Watsco Inc Industrials 1,343 542,822 0.78%
NIKE Inc Consumer Discretionary 7,674 535,141 0.77%
Coherent Corp Information Technology 4,810 518,097 0.74%
LPL Financial Holdings Inc Financials 1,556 517,769 0.74%
Albemarle Corp Materials 6,381 517,336 0.74%
elf Beauty Inc Consumer Staples 3,897 516,214 0.74%
Healthcare Realty Trust Inc Real Estate 28,245 509,265 0.73%
Expand Energy Corp Energy 4,723 501,778 0.72%
Amdocs Ltd Information Technology 6,066 497,747 0.71%
Marriott International Inc/MD Consumer Discretionary 1,876 488,499 0.70%
CH Robinson Worldwide Inc Industrials 3,652 483,497 0.69%
Stanley Black & Decker Inc Industrials 6,368 473,358 0.68%
T Rowe Price Group Inc Financials 4,577 469,750 0.67%
Arthur J Gallagher & Co Financials 1,437 444,948 0.64%
Alphabet Inc Communication Services 1,806 439,041 0.63%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

See Note  8  regarding other derivative information.
See A bbreviations on page 99 .
Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTDEAS) OF COMMON STOCKS (continued)
General Electric Co Industrials 1,453 $ 437,090 0.63%

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam
Dynamic Asset
Allocation
Balanced Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,669,094,463
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 82,352,507
Value - Unaffiliated issuers .................................................................. $2,401,128,700
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 82,352,507
Cash .................................................................................... 1,481,850
Receivables:
Investment securities sold ................................................................... 8,061,914
Receivable for sales of TBA securities (Note 1 d ) .................................................. 17,481,172
Capital shares sold ........................................................................ 3,078,056
Dividends and interest ..................................................................... 3,838,224
European Union tax reclaims (Note 1 h ) ......................................................... 637,811
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 6,873,747
Unrealized appreciation on OTC forward exchange contracts .......................................... 353,258
Unrealized appreciation on OTC swap contracts .................................................... 1,635,903
Prepaid expenses .......................................................................... 231,262
Total assets .......................................................................... 2,527,154,404
Liabilities:
Payables:
Investment securities purchased .............................................................. 29,059,582
Payable for purchases of TBA securities (Note 1 d ) ................................................ 136,417,891
Capital shares redeemed ................................................................... 4,425,168
Management fees ......................................................................... 950,422
Administrative fees ........................................................................ 7,722
Distribution fees .......................................................................... 380,164
Transfer agent fees ........................................................................ 467,567
Trustees' fees and expenses ................................................................. 300,765
Variation margin on futures contracts ........................................................... 237,309
Variation margin on centrally cleared swap contracts ............................................... 357,321
Deposits from brokers for:
OTC derivative contracts .................................................................. 1,050,000
Unrealized depreciation on OTC swap contracts .................................................... 510,184
Unrealized depreciation on OTC forward exchange contracts .......................................... 136,861
TBA sale commitments, at value (proceeds $17,481,172) (Note 1d) ..................................... 17,410,537
Collateral on certain derivative contracts, at value (Note 1 e ) ........................................... 336,064
Accrued expenses and other liabilities ........................................................... 243,728
Total liabilities ......................................................................... 192,291,285
Net assets, at value ................................................................. $2,334,863,119
Net assets consist of:
Paid-in capital ............................................................................. $1,725,879,818
Total distributable earnings (losses) ............................................................. 608,983,301
Net assets, at value ................................................................. $2,334,863,119

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
(continued)
September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Putnam
Dynamic Asset
Allocation
Balanced Fund
Class A:
Net assets, at value ....................................................................... $1,448,924,356
Shares outstanding ........................................................................ 82,859,089
Net asset value per share
a ,b
.................................................................. $17.49
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $18.56
Class C:
Net assets, at value ....................................................................... $96,180,930
Shares outstanding ........................................................................ 5,755,390
Net asset value and maximum offering price per share
a ,b
............................................ $16.71
Class P:
Net assets, at value ....................................................................... $71,290,258
Shares outstanding ........................................................................ 4,055,114
Net asset value and maximum offering price per share
b
............................................. $17.58
Class R:
Net assets, at value ....................................................................... $14,623,929
Shares outstanding ........................................................................ 847,180
Net asset value and maximum offering price per share
b
............................................. $17.26
Class R5:
Net assets, at value ....................................................................... $168,490
Shares outstanding ........................................................................ 9,543
Net asset value and maximum offering price per share
b
............................................. $17.66
Class R6:
Net assets, at value ....................................................................... $247,475,612
Shares outstanding ........................................................................ 14,090,801
Net asset value and maximum offering price per share
b
............................................. $17.56
Class Y:
Net assets, at value ....................................................................... $456,199,544
Shares outstanding ........................................................................ 25,977,468
Net asset value and maximum offering price per share
b
............................................. $17.56
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Operations*
for the year ended September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam
Dynamic Asset
Allocation
Balanced Fund
Investment income:
Dividends: (net of foreign taxes of $644,233)
Unaffiliated issuers ........................................................................ $23,046,587
Non-controlled affiliates (Note 3 g ) ............................................................. 4,765,370
Interest: (net of foreign taxes of $824)
Unaffiliated issuers ........................................................................ 26,496,650
Other income (Note 1 h ) ...................................................................... 171,055
Total investment income ................................................................... 54,479,662
Expenses:
Management fees (Note 3 a ) ................................................................... 10,896,498
Administrative fees (Note 3 b ) .................................................................. 43,037
Distribution fees: (Note 3c )
    Class A ................................................................................ 3,434,990
    Class C ................................................................................ 1,039,536
    Class R ................................................................................ 66,051
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,437,144
    Class C ................................................................................ 108,834
    Class P ................................................................................ 6,421
    Class R ................................................................................ 13,756
    Class R5 ............................................................................... 173
    Class R6 ............................................................................... 120,049
    Class Y ................................................................................ 386,693
Custodian fees (Note 4 ) ...................................................................... 119,195
Reports to shareholders fees .................................................................. 102,367
Registration and filing fees .................................................................... 109,027
Professional fees ........................................................................... 376,529
Trustees' fees and expenses (Note 3f) ........................................................... 77,761
Organization costs (Note 1j) ................................................................... 13,836
Interest expense ........................................................................... 1,454
Other .................................................................................... 52,858
Total expenses ......................................................................... 18,406,209
Expense reductions (Note 4 ) ............................................................... (34,340)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (273)
Net expenses ......................................................................... 18,371,596
Net investment income ................................................................ 36,108,066

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Operations*
(continued)
for the year ended September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Putnam
Dynamic Asset
Allocation
Balanced Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... $103,565,039
Written options ........................................................................... 1,097,183
Foreign currency transactions ................................................................ 32,840
Forward exchange contracts ................................................................. (582,803)
Futures contracts ......................................................................... (50,862,366)
TBA sale commitments ..................................................................... (588,537)
Swap contracts ........................................................................... 3,725,105
Net realized gain (loss) .................................................................. 56,386,461
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 152,199,586
Translation of other assets and liabilities denominated in foreign currencies .............................. 91,473
Written options ........................................................................... (859,086)
Forward exchange contracts ................................................................. 160,670
Futures contracts ......................................................................... 4,628,318
TBA sale commitments ..................................................................... 2,073
Swap contracts ........................................................................... 2,161,900
Net change in unrealized appreciation (depreciation) ............................................ 158,384,934
Net realized and unrealized gain (loss) ............................................................ 214,771,395
Net increase (decrease) in net assets resulting from operations .......................................... $250,879,461
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Balanced Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam Dynamic Asset Allocation Balanced
Fund
Year Ended
September 30, 2025
*
Year Ended
September 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $36,108,066 $34,710,101
Net realized gain (loss) ................................................. 56,386,461 160,467,611
Net change in unrealized appreciation (depreciation) ........................... 158,384,934 283,296,942
Net increase (decrease) in net assets resulting from operations ................ 250,879,461 478,474,654
Distributions to shareholders:
Class A ............................................................. (147,562,408) (43,003,031)
Class B ............................................................. — (140,209)
Class C ............................................................. (11,594,408) (3,289,213)
Class P ............................................................. (6,784,003) (1,171,182)
Class R ............................................................. (1,377,232) (440,773)
Class R5 ............................................................ (9,918) (822)
Class R6 ............................................................ (26,562,545) (8,333,168)
Class Y ............................................................. (37,303,618) (9,226,764)
Total distributions to shareholders .......................................... (231,194,132) (65,605,162)
Capital share transactions: (Note 2 )
Class A ............................................................. 48,918,965 (56,483,019)
Class B ............................................................. — (9,661,658)
Class C ............................................................. (16,180,636) (35,982,532)
Class P ............................................................. 21,884,893 17,579,265
Class R ............................................................. 1,731,430 (4,209,489)
Class R5 ............................................................ 104,827 37,707
Class R6 ............................................................ (3,905,663) (17,340,777)
Class Y ............................................................. 134,898,086 27,992,664
Total capital share transactions ............................................ 187,451,902 (78,067,839)
Net increase (decrease) in net assets ................................... 207,137,231 334,801,653
Net assets:
Beginning of year ....................................................... 2,127,725,888 1,792,924,235
End of year ........................................................... $2,334,863,119 $2,127,725,888
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Balanced Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).

Putnam Asset Allocation Funds

franklintempleton.com
Annual Report
Notes to Consolidated Financial Statements
Putnam Dynamic Asset Allocation Balanced Fund
1. Organization and Significant Accounting Policies
Putnam Asset Allocation Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Dynamic Asset Allocation Balanced Fund (Fund) is included
in this report. The Fund offers seven classes of shares:
Class A, Class C, Class P, Class R, Class R5, Class R6
and Class Y. Class C shares automatically convert to Class
A shares on a monthly basis, after they have been held
for 8 years. Each class of shares may differ by its initial
sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
September 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Consolidated Statement
of Assets and Liabilities. Realized gain and loss and
unrealized appreciation and depreciation on these contracts
for the period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
1. Organization and Significant Accounting Policies
(continued)
c. Stripped Securities
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early
termination by the counterparty may result in an immediate
payment by the Fund of any net liability owed to that
counterparty under the ISDA agreement. At September 30,
2025, the Fund had OTC derivatives in a net liability position of $53 and the aggregate value of collateral pledged for such contracts was $519,489.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to commodity
price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to
buy or sell an asset at a specified price on a future date.
Required initial margins are pledged by the Fund, and the
daily change in fair value is accounted for as a variation
margin payable or receivable in the Consolidated Statement
of Assets and Liabilities. Futures contracts outstanding at
period end, if any, are listed in the Fund's Consolidated
Schedule of Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end,
if any, are listed in the Fund's Consolidated Schedule of
Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement
of Assets and Liabilities. Over the term of the contract,
the buyer pays the seller a periodic stream of payments,
provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or
depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected
in the Consolidated Statement of Assets and Liabilities and
represent compensating factors between stated terms of
the credit default swap agreement and prevailing market
conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term
of the contract as a realized gain or loss in the Consolidated
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Statement of Operations. Credit default swap contracts
outstanding at period end, if any, are listed in the Fund's
Consolidated Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund,
and the daily change in fair value is accounted for as a
variation margin payable or receivable in the Consolidated
Statement of Assets and Liabilities. Over the term of the
contract, contractually required payments to be paid and to
be received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made,
at which time they are realized. Interest rate swap contracts outstanding at period end, if any, are listed in the Fund's
Consolidated Schedule of Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index
or basket of securities or indices. A total return swap is
an agreement between the Fund and a counterparty to
exchange a return linked to an underlying instrument for a
floating or fixed rate payment, both based upon a notional
amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Consolidated
Schedule of Investments.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to
equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss.
Option contracts outstanding at period end, if any, are listed in the Fund's Consolidated Schedule of Investments.
See Note 8 regarding other derivative information.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Investments in Franklin Dynamic Asset Allocation
Balanced Ltd. (FT Subsidiary)
Effective July 7, 2025, Fund invests in certain financial
instruments, warrants or commodity-linked derivative
investments through its investments in FT Subsidiary. FT
Subsidiary is a Cayman Islands exempted company with
limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and
commodity-linked derivative investments consistent with the
investment objective of the Fund. At September 30, 2025,
FT Subsidiary’s investments, as well as any other assets
and liabilities of FT Subsidiary are reflected in the Fund’s
Consolidated Schedule of Investments and Consolidated
Statement of Assets and Liabilities. All intercompany
transactions and balances have been eliminated. At
September 30, 2025, the net assets of FT Subsidiary were
$8,612,366, representing 0.37% of the Fund's consolidated
net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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(continued)
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Consolidated
Statement of Operations and any related receivable, if
any, is reflected as European Union tax reclaims in the
Consolidated Statement of Assets and Liabilities. Any
fees associated with these filings are reflected in other
expenses in the Consolidated Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Putnam Dynamic Asset Allocation Balanced Fund
(continued)
j. Organization Costs
Organization costs were expensed as incurred.
k. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
l. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 5,343,615 $87,947,779 5,257,858 $83,020,042
Shares issued in reinvestment of distributions .......... 8,959,878 142,510,381 2,651,762 41,622,344
Shares redeemed ............................... (10,998,298) (181,539,195) (11,467,412) (181,125,405)
Net increase (decrease) .......................... 3,305,195 $48,918,965 (3,557,792) $(56,483,019)
Class B Shares:
*
Shares sold ................................... — $— 724 $11,574
Shares issued in reinvestment of distributions .......... — — 8,939 136,013
Shares redeemed ............................... — — (618,751) (9,809,245)
Net increase (decrease) .......................... — $— (609,088) $(9,661,658)
Class C Shares:
Shares sold ................................... 965,189 $15,243,072 729,475 $11,175,821
Shares issued in reinvestment of distributions .......... 741,387 11,308,549 214,612 3,203,406
Shares redeemed
a
.............................. (2,696,848) (42,732,257) (3,346,046) (50,361,759)
Net increase (decrease) .......................... (990,272) $(16,180,636) (2,401,959) $(35,982,532)
Class P Shares:
Shares sold ................................... 2,341,950 $39,196,409 1,585,176 $26,001,660
Shares issued in reinvestment of distributions .......... 424,616 6,784,339 73,604 1,171,181
Shares redeemed ............................... (1,454,029) (24,095,855) (594,984) (9,593,576)
Net increase (decrease) .......................... 1,312,537 $21,884,893 1,063,796 $17,579,265
1. Organization and Significant Accounting Policies
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Putnam Dynamic Asset Allocation Balanced Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Shares Amount Shares Amount
Class R Shares:
Shares sold ................................... 195,436 $3,181,604 114,195 $1,774,819
Shares issued in reinvestment of distributions .......... 87,494 1,375,862 28,560 439,947
Shares redeemed ............................... (172,794) (2,826,036) (406,463) (6,424,255)
Net increase (decrease) .......................... 110,136 $1,731,430 (263,708) $(4,209,489)
Class R5 Shares:
Shares sold ................................... 6,139 $102,379 2,258 $38,293
Shares issued in reinvestment of distributions .......... 616 9,918 51 822
Shares redeemed ............................... (470) (7,470) (91) (1,408)
Net increase (decrease) .......................... 6,285 $104,827 2,218 $37,707
Class R6 Shares:
Shares sold ................................... 1,846,723 $30,501,705 2,318,458 $37,048,197
Shares issued in reinvestment of distributions .......... 1,571,115 25,066,994 506,387 7,992,245
Shares redeemed ............................... (3,603,791) (59,474,362) (3,996,621) (62,381,219)
Net increase (decrease) .......................... (185,953) $(3,905,663) (1,171,776) $(17,340,777)
Class Y Shares:
Shares sold ................................... 14,107,389 $233,477,631 8,073,454 $130,373,908
Shares issued in reinvestment of distributions .......... 2,226,399 35,551,172 544,054 8,613,760
Shares redeemed ............................... (8,136,115) (134,130,717) (6,980,337) (110,995,004)
Net increase (decrease) .......................... 8,197,673 $134,898,086 1,637,171 $27,992,664
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Advisory Company, LLC (PAC) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Putnam Dynamic Asset Allocation Balanced Fund
(continued)
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended September 30, 2025, the gross effective investment management fee rate was 0.503% of the Fund’s average daily net assets.
Under a subadvisory agreement, Putnam Management provides portfolio management and certain other advisory and related services to the Fund. With respect to the portfolio management services, Advisers pays a fee to Putnam Management based on the average net asset value of the Fund and with respect to the other advisory and related services, Advisers pays a fee to
Putnam Management based on the costs of Putnam Management in providing these services to the Fund. These fees are not an additional expense to the Fund.
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
Management fees paid by the Fund were reduced on assets invested in FT Subsidiary, in an amount equal to the management fees paid by FT Subsidiary.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by
Advisers based on the average net assets managed by PAC, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund and FT Subsidiary. The fee is paid by Advisers based on the Fund's and FT Subsidiary’s average daily net assets, and is not an additional expense of the
Fund or FT Subsidiary.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
Annualized Fee Rate Net Assets
0.680% of the first $5 billion,
0.630% of the next $5 billion,
0.580% of the next $10 billion,
0.530% of the next $10 billion,
0.480% of the next $50 billion,
0.460% of the next $50 billion,
0.450% of the next $100 billion and
0.445% of any excess thereafter.
3. Transactions with Affiliates
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class P shares paid a monthly fee based on the average net assets of Class P shares at an annual rate of 0.01%.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.15%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $129,119
CDSC retained .............................................................................. $12,536
3. Transactions with Affiliates
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Putnam Dynamic Asset Allocation Balanced Fund
(continued)
in the Consolidated Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Consolidated Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any
Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended September 30, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through January 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
i. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended September 30, 2025, these purchase and sale transactions aggregated $27,050 and $–, respectively.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended September 30, 2025, the fees were reduced as noted in the Consolidated Statement of Operations. Effective May
19, 2025, earned credits on custodian fees, if any, are recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Dynamic Asset Allocation Balanced Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $108,641,599 $1,071,772,265 $(1,098,061,357) $— $— $82,352,507 82,352,507 $4,765,370
Total Affiliated Securities ... $108,641,599 $1,071,772,265 $(1,098,061,357) $— $— $82,352,507 $4,765,370
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
5. Income Taxes
The tax character of distributions paid during the years ended September 30, 2025 and 2024, was as follows:
At September 30, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales, passive foreign investment company shares, tax straddles and derivative financial instruments.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2025, aggregated
$3,572,220,800 and $3,407,084,639, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September
30, 2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Consolidated Schedule of Investments.
2025 2024
Distributions paid from:
Ordinary income .......................................................... $146,874,508 $41,111,931
Long term capital gain ...................................................... 84,319,624 24,493,231
$231,194,132 $65,605,162
Cost of investments .......................................................................... $1,987,854,364
Unrealized appreciation ........................................................................ $778,459,178
Unrealized depreciation ........................................................................ (294,969,682)
Net unrealized appreciation (depreciation) .......................................................... $483,489,496
Distributable earnings:
Undistributed ordinary income ................................................................... $75,148,108
Undistributed long term capital gains .............................................................. 49,621,670
Total distributable earnings ..................................................................... $124,769,778

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
8. Other Derivative Information
At September 30, 2025, investments in derivative contracts are reflected in the Consolidated Statement of Assets and
Liabilities as follows:
For the year ended September 30, 2025, the effect of derivative contracts in the  Consolidated Statement of Operations was as
follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Putnam Dynamic Asset Allocation Balanced Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 2,236,358
a
Variation margin on futures
contracts
$ 195,774
a
Variation margin on centrally
cleared swap contracts
1,077,030
a
Variation margin on centrally
cleared swap contracts
1,070,968
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
353,258 Unrealized depreciation on OTC
forward exchange contracts
136,861
Credit contracts ............
Variation margin on centrally
cleared swap contracts
431,372
a
Variation margin on centrally
cleared swap contracts
—
Equity contracts ...........
Variation margin on futures
contracts
1,667
a
Variation margin on futures
contracts
2,632,377
a
Unrealized appreciation on OTC
swap contracts
1,635,903 Unrealized depreciation on OTC
swap contracts
510,184
Commodity contracts .......
Variation margin on futures
contracts
— Variation margin on futures
contracts
184,595
a
Total .................... $5,735,588 $4,730,759
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Schedule of
Investments. Only the variation margin receivable/payable at year end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Dynamic Asset Allocation Balanced Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(12,106,494) Futures contracts $2,267,732
Swap contracts (2,083,050) Swap contracts 502,510
Foreign exchange contracts .....
Forward exchange contracts (582,803) Forward exchange contracts 160,670

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Putnam Dynamic Asset Allocation Balanced Fund
(continued)
For the year ended September 30, 2025, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
See Note 1(e) regarding derivative financial instruments.
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the reporting period, the Fund did not use the
Global Credit Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Credit contracts ...............
Swap contracts $1,726,768 Swap contracts $405,301
Equity contracts ..............
Investments (3,136,401)
a
Investments 2,696,939
a
Written options 1,097,183 Written options (859,086)
Futures contracts (38,755,872) Futures contracts 2,545,181
Swap contracts 4,081,387 Swap contracts 1,254,089
Commodity contracts ..........
Futures contracts — Futures contracts (184,595)
Total ....................... $(49,759,282) $8,788,741
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Consolidated Statement of Operations.
Putnam Dynamic
Asset Allocation
Balanced Fund
Futures contracts .......................................................................... $ 612,888,990
Swap contracts ............................................................................ 707,612,914
Forwards exchange contracts ................................................................. 86,362,735
Options .................................................................................. 751,265,555
8. Other Derivative Information
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 36,592,786 $ 8,637,421 $ — $ 45,230,207
Air Freight & Logistics ................... 6,590,130 — — 6,590,130
Automobile Components ................. 2,312,517 1,145,011 — 3,457,528
Automobiles .......................... 40,742,001 1,155,167 — 41,897,168
Banks ............................... 56,908,217 34,050,233 — 90,958,450
Beverages ........................... 12,875,987 1,046,239 — 13,922,226
Biotechnology ......................... 38,388,090 742,367 — 39,130,457
Broadline Retail ....................... 58,769,085 4,541,270 — 63,310,355
Building Products ...................... 10,766,695 3,368,975 — 14,135,670
Capital Markets ........................ 52,260,109 12,554,465 — 64,814,574
Chemicals ........................... 27,088,051 5,299,905 — 32,387,956
Commercial Services & Supplies ........... 7,809,775 781,472 — 8,591,247
Communications Equipment .............. 18,667,181 764,608 — 19,431,789
Construction & Engineering ............... 2,381,213 3,716,640 — 6,097,853
Construction Materials .................. 8,258,357 5,073,414 — 13,331,771
Consumer Finance ..................... 14,302,904 — — 14,302,904
Consumer Staples Distribution & Retail ...... 24,865,337 3,347,069 — 28,212,406
Containers & Packaging ................. 3,109,844 — — 3,109,844
Distributors ........................... 73,016 — — 73,016
Diversified Consumer Services ............ 3,184,469 — — 3,184,469
Diversified REITs ...................... 981,408 — — 981,408
Diversified Telecommunication Services ..... 5,970,880 1,475,974 — 7,446,854
Electric Utilities ........................ 27,774,323 7,640,647 — 35,414,970
Electrical Equipment .................... 19,810,435 8,879,289 — 28,689,724
9. Credit Facility
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Balanced Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Electronic Equipment, Instruments &
Components ........................ $ 4,342,729 $ — $ — $ 4,342,729
Energy Equipment & Services ............. 5,688,361 — — 5,688,361
Entertainment ......................... 33,798,934 4,218,601 — 38,017,535
Financial Services ...................... 53,115,042 2,597,899 — 55,712,941
Food Products ........................ 4,831,782 3,915,696 — 8,747,478
Gas Utilities .......................... 1,383,604 732,509 — 2,116,113
Ground Transportation .................. 16,662,168 — — 16,662,168
Health Care Equipment & Supplies ......... 20,645,310 6,178,014 — 26,823,324
Health Care Providers & Services .......... 18,824,216 673,386 — 19,497,602
Health Care REITs ..................... 1,668,840 — — 1,668,840
Health Care Technology ................. 8,684,523 — — 8,684,523
Hotel & Resort REITs ................... 545,245 — — 545,245
Hotels, Restaurants & Leisure ............. 24,050,747 6,130,358 — 30,181,105
Household Durables .................... 9,380,890 2,362,979 — 11,743,869
Household Products .................... 17,292,690 881,442 — 18,174,132
Independent Power and Renewable Electricity
Producers .......................... 719,614 332,167 — 1,051,781
Industrial Conglomerates ................ 5,180,207 3,459,468 — 8,639,675
Industrial REITs ....................... 2,958,166 — — 2,958,166
Insurance ............................ 29,862,106 11,970,222 — 41,832,328
Interactive Media & Services .............. 97,118,438 3,463,779 — 100,582,217
IT Services ........................... 9,620,515 740,788 — 10,361,303
Leisure Products ....................... 1,233,243 658,776 — 1,892,019
Life Sciences Tools & Services ............ 6,228,990 2,411,110 — 8,640,100
Machinery ............................ 16,694,032 3,357,526 — 20,051,558
Marine Transportation ................... 1,149,470 — — 1,149,470
Media ............................... 5,294,076 336,127 — 5,630,203
Metals & Mining ....................... 6,410,791 8,553,616 — 14,964,407
Mortgage Real Estate Investment Trusts
(REITs) ............................ 1,014,383 — — 1,014,383
Multi-Utilities .......................... 3,143,881 2,943,561 — 6,087,442
Office REITs .......................... 3,023,337 — — 3,023,337
Oil, Gas & Consumable Fuels ............. 31,117,024 14,202,387 — 45,319,411
Paper & Forest Products ................. 931,988 — — 931,988
Passenger Airlines ..................... 7,804,541 3,025,212 — 10,829,753
Personal Care Products ................. — 2,852,170 — 2,852,170
Pharmaceuticals ....................... 47,170,458 23,887,926 — 71,058,384
Professional Services ................... 14,497,224 1,887,921 — 16,385,145
Real Estate Management & Development .... 7,309,405 — — 7,309,405
Residential REITs ...................... 4,503,060 — — 4,503,060
Retail REITs .......................... 8,977,362 — — 8,977,362
Semiconductors & Semiconductor Equipment . 169,981,970 11,934,896 — 181,916,866
Software ............................. 155,612,859 2,401,317 — 158,014,176
Specialized REITs ...................... 8,690,157 — — 8,690,157
Specialty Retail ........................ 17,635,169 2,455,202 — 20,090,371
Technology Hardware, Storage & Peripherals . 96,814,049 — — 96,814,049
Textiles, Apparel & Luxury Goods .......... 2,086,358 3,306,706 — 5,393,064
Tobacco ............................. 15,539,183 3,973,981 — 19,513,164
Trading Companies & Distributors .......... 5,149,996 3,306,816 — 8,456,812
Transportation Infrastructure .............. — 837,841 — 837,841
Water Utilities ......................... 248,877 — — 248,877
Wireless Telecommunication Services ....... 4,836,194 2,958,868 — 7,795,062
10. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the year.
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Consolidated
Statement of Assets and Liabilities and the Consolidated Statement of Operations, along with the related notes to the Consolidated financial statements. The Consolidated Schedule of Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Consolidated Financial Highlights.
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Balanced Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Convertible Preferred Stocks ................ $ 653,902 $ — $ — $ 653,902
Preferred Stocks ......................... — 2,083,539 — 2,083,539
Rights ................................. — — 14,551 14,551
Convertible Bonds ....................... — 730,927 — 730,927
Corporate Bonds ........................ — 281,735,680 — 281,735,680
Senior Floating Rate Interests ............... — 8,744,261 13,517 8,757,778
Foreign Government and Agency Securities .... — 14,639,942 — 14,639,942
U.S. Government and Agency Securities ....... — 336,064 — 336,064
Asset-Backed Securities ................... — 28,982,780 — 28,982,780
Commercial Mortgage-Backed Securities ...... — 17,113,326 — 17,113,326
Mortgage-Backed Securities ................ — 211,833,071 — 211,833,071
Residential Mortgage-Backed Securities ....... — 25,945,581 — 25,945,581
Agency Commercial Mortgage-Backed Securities — 14,953,725 — 14,953,725
Short Term Investments ................... 90,055,176 48,520,718 — 138,575,894
Total Investments in Securities ........... $1,580,664,092 $902,789,047
a
$28,068 $2,483,481,207
Other Financial Instruments:
Forward Exchange Contracts ............... $— $353,258 $— $353,258
Futures Contracts ....................... 2,238,025 — — 2,238,025
Swap Contracts ......................... — 3,144,305 — 3,144,305
Total Other Financial Instruments ......... $2,238,025 $3,497,563 $— $5,735,588
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 17,410,537 $ — $ 17,410,537
Forward Exchange Contracts ............... — 136,861 — 136,861
Futures Contracts ........................ 3,012,746 — — 3,012,746
Swap Contracts ......................... — 1,581,152 — 1,581,152
Total Other Financial Instruments ......... $3,012,746 $19,128,550 $— $22,141,296
a
Includes foreign securities valued at $249,252,972, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the consolidated financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Currency
AUD
Australian Dollar
EUR
Euro
GBP
British Pound
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Value Right
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
PIK
Payment-In-Kind
PJSC
Public Joint Stock Company
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.24%

Putnam Asset Allocation Funds
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Putnam Asset Allocation Funds and Shareholders of Putnam Dynamic Asset Allocation Balanced
Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Putnam Dynamic Asset Allocation Balanced Fund and its subsidiary (one of the funds constituting Putnam
Asset Allocation Funds, referred to hereafter as the “Fund”) as of September 30, 2025, the related consolidated statement of operations for the year ended September 30, 2025, the consolidated statement of changes in net assets for the year ended
September 30, 2025, the statement of changes in net assets for the year ended September 30, 2024, including the related notes, the consolidated financial highlights for the year ended September 30, 2025, and the financial highlights for each of the four years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
November 19, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

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Tax Information (unaudited)

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Putnam Dynamic Asset Allocation Balanced Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $96,071,624
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $8,261,523
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $15,356,253
Qualified Net Interest Income (QII) §871(k)(1)(C) $17,044,105
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $86,269,210
Section 163(j) Interest Earned §163(j) $23,990,181

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Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), a subadvisory agreement between the
Advisor and The Putnam Advisory Company, LLC (“PAC”), and a subadvisory agreement between the Advisor and Putnam
Investment Management, LLC (“Putnam Management” and together with FTIML and PAC, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, PAC, and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the consolidated financial statements included herein.
Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Putnam Asset Allocation Funds

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Annual Report
entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least January 30, 2027. The Advisor and
PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

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each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Mixed-Asset Target Allocation Moderate Funds) for the one-year, three-year and five-year periods ended December 31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-
performing funds):
For the one-year, three-year, and five-year periods ended December 31, 2024, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2024, there were 530,
521 and 482 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors,
LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and
One-year period Three-year period Five-year period
1st 1st 1st

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quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38954-AFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Asset Allocation Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	November 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	November 28, 2025